SCHEDULE 14A INFORMATION
        Proxy Statement Pursuant to Section 14(a) of the
                 Securities Exchange Act of 1934

                     ______________________

Filed by the Registrant [ x ]
Filed by a Party other than the Registrant [ ]
Check the appropriate box:
[ ]  Preliminary Proxy Statement   [ ]  Confidential, for Use of
                                        the Commission Only (as
                                        permitted by Rule 14a-
                                        6(e)(2))
[x]  Definitive Proxy Statement
[ ]  Definitive Additional Materials
[ ]  Soliciting Materials Pursuant to Section 240.14a-11(c) or
     Section 240.14a-12
                    KILLEARN PROPERTIES, INC.
        (Name of Registrant as specified in its Charter)
                    KILLEARN PROPERTIES, INC.
           (Name of Persons(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):
     [ ]  $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1),
          or 14a-6(j)(2) or Item 22(a)(2) of Schedule 14A.
     [ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
     [x]  Fee computed on table below per Exchange Act Rules 14a-
          6(i)(4) and 0-11.
      (1) Title of each class of securities to which transaction applies:

          Common Stock, par value $.01 ("Common Stock")

      (2) Aggregate number of securities to which transaction applies:

          The Proxy Statement relates to the proposed transfer of certain assets of the Registrant, subject to certain liabilities, to a shareholder of the Registrant in exchange for 551,321 shares of Common Stock and an option to purchase 100,000 shares of Common Stock

      (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

          The filing fee of $1,248.80 was determined pursuant to Rule 0-11(c)(2)(ii) of the Exchange Act by multiplying 1/50th of 1% by $6,244,000, which amount represents the Registrant's estimate of the fair market value of the property to be distributed to the Registrant's security holder in the transaction.
      (4) Proposed maximum aggregate value of transaction:
          $6,244,000

      (5) Total fee paid:  $1,248.80

     [x] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

      (1) Amount Previously Paid:  $1,248.80
      (2) Form, Schedule or Registration No.:  Schedule 14A
          (Preliminary Proxy Statement)
      (3) Filing Party:  Killearn Properties, Inc.
      (4) Date Filed:  August 8, 1996









































                    KILLEARN PROPERTIES, INC.
                     100 Eagle's Landing Way
                   Stockbridge, Georgia  30281

            NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

                To be Held on September 30, 1996

TO THE SHAREHOLDERS OF KILLEARN PROPERTIES, INC.

     NOTICE IS HEREBY GIVEN that the Annual Meeting of Shareholders (the "Annual Meeting") of Killearn Properties, Inc. (the "Company") will be held on September 30, 1996 at 10:00 A.M., local time, at Eagle's Landing Country Club, 100 Eagle's Landing Way, Stockbridge, Georgia, for the following purposes:

          (1) To consider and act upon a proposal to approve the proposed transfer (the "Proposed Split-Off") of certain assets of the Company, comprised principally of the Eagle's Landing Golf Course and Country Club, the Inn at Eagle's Landing, approximately $2 million cash and approximately 250 acres of commercial and industrial real estate, subject to certain liabilities, to a newly-formed wholly owned subsidiary of the Company ("NewSub"), and the subsequent transfer of all of the outstanding capital stock of NewSub to J.T. Williams, Jr., the Company's Chairman of the Board and Chief Executive Officer, in exchange for 551,321 shares of Common Stock owned by Mr. Williams and the cancellation of his option to purchase an additional 100,000 shares of Common Stock, pursuant to an Agreement dated as of August 1, 1996, between the Company and J.T. Williams, Jr. (the "Agreement), and to authorize such further actions by the Board of Directors and proper officers as they, in their discretion, deem to be necessary or desirable to carry out the objects, intents and purposes of the Agreement. A copy of the Agreement is attached to the accompanying Proxy Statement as Appendix A.

          (2) To elect two directors for terms expiring in 2000 and until their successors are duly elected and qualified.

          (3) To transact such other business as may properly come before the Annual Meeting or any adjournments or postponements thereof.

     The Board of Directors has fixed August 27, 1996 as the record date for the Annual Meeting. Only shareholders of record at the close of business on the record date will be entitled to notice of and to vote at the Annual Meeting or any adjournments or postponements thereof. It is a condition to consummation of the Proposed Split-Off that the holders of a majority of the outstanding Common Stock, other than shares held by J.T. Williams, Jr., approve the Proposed Split-Off. Shareholders are not entitled to dissenters' rights in connection with the Proposed Split-Off.

     THIS IS AN IMPORTANT MEETING AND ALL SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. SHAREHOLDERS WHO ARE UNABLE TO ATTEND ARE RESPECTFULLY URGED TO EXECUTE AND RETURN THE ENCLOSED PROXY CARD AS PROMPTLY AS POSSIBLE. SHAREHOLDERS WHO EXECUTE A PROXY CARD MAY ATTEND THE MEETING, REVOKE THEIR PROXY AND VOTE THEIR SHARES IN PERSON.

Stockbridge, Georgia          By Order of the Board of Directors,
August 27, 1996

                              David K. Williams
                              Secretary












































                    KILLEARN PROPERTIES, INC.
                     100 Eagle's Landing Way
                   Stockbridge, Georgia  30281
                _________________________________

                         PROXY STATEMENT
                _________________________________

                 Annual Meeting of Shareholders
                To Be Held on September 30, 1996
                _________________________________

                          INTRODUCTION

     This Proxy Statement is furnished in connection with the solicitation by the Board of Directors of Killearn Properties, Inc., a Florida corporation (the "Company"), of proxies from holders of shares of the Company's common stock, par value $.10 per share ("Common Stock"), for use at the Annual Meeting of Shareholders (the "Annual Meeting") of the Company to be held on September 30, 1996 at 10:00 A.M., local time, at Eagle's Landing Country Club, 100 Eagle's Landing Way, Stockbridge, Georgia, and at any adjournments or postponements thereof. This Proxy Statement and the accompanying form of proxy are first being sent or given to shareholders on or about August 30, 1996.

     At the Annual Meeting, shareholders will be asked to consider and vote upon a proposal to approve the proposed transfer (the "Proposed Split-Off") of certain assets of the Company, comprised principally of the Eagle's Landing Golf Course and Country Club, the Inn at Eagle's Landing, approximately $2 million cash and approximately 250 acres of commercial and industrial real estate, subject to certain liabilities, to a newly-formed wholly owned subsidiary of the Company ("NewSub"), and the subsequent transfer of all of the outstanding capital stock of NewSub to J.T. Williams, Jr., the Company's Chairman of the Board and Chief Executive Officer, in exchange for 551,321 shares of Common Stock owned by Mr. Williams and the cancellation of his option to purchase an additional 100,000 shares of Common Stock, pursuant to an Agreement dated as of August 1, 1996, between the Company and J.T. Williams, Jr. (the "Agreement), and to authorize such further actions by the Board of Directors and proper officers as they, in their discretion, deem to be necessary or desirable to carry out the objects, intents and purposes of the Agreement. For a more complete description of the terms of the Proposed Split-Off, including the assets to be transferred to and liabilities to be assumed by NewSub, see "The Proposed Split-Off." The complete text of the Agreement is attached to this Proxy Statement as Appendix A.

     In addition to consideration of the Proposed Split-Off, the shareholders of the Company will be asked to elect two directors for terms expiring in 2000 and until their successors are duly elected and qualified. See "Election of Directors."

     The Board of Directors has fixed August 27, 1996 as the record date for the Annual Meeting. Only shareholders of record at the close of business on the record date will be entitled to notice of and to vote at the Annual Meeting or any adjournments or postponements thereof. It is a condition to consummation of the Proposed Split-Off that the holders of a majority of the outstanding Common Stock, other than shares held by J.T. Williams, Jr., approve the Proposed Split-Off. Shareholders are not entitled to dissenters' rights in connection with the Proposed Split-Off.


                      AVAILABLE INFORMATION

     The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and in accordance therewith, files reports, proxy statements and other information with the Securities and Exchange Commission (the "Commission" or the "SEC"). Such reports, proxy statements and other information can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at Northwest Atrium Center, 500 West Madison, Suite 1400, Chicago, Illinois 60661-2511 and 7 World Trade Center, 13th Floor, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. In addition, material filed by the Company can be inspected at the offices of the American Stock Exchange, 86 Trinity Place, New York, NY 10006, on which the Common Stock is traded.


        INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

     The Company's Annual Report of Form 10-KSB for the year ended April 30, 1996, filed with the Commission pursuant to Section 13(a) of the Exchange Act, a copy of which is attached to this Proxy Statement as Appendix C, is incorporated herein by reference.

                        *   *   *   *   *

     NO PERSONS HAVE BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT IN CONNECTION WITH THE SOLICITATION OF PROXIES HEREBY AND, IF GIVEN OR MADE, SUCH INFORMATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ANY OTHER PERSON.










                        TABLE OF CONTENTS


                                                             Page

AVAILABLE INFORMATION

INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

SUMMARY
     The Annual Meeting
     The Proposed Split-Off
     Market Prices of the Common Stock
     Historical and Pro Forma Per Share Data

THE ANNUAL MEETING
     Date, Time and Place of Annual Meeting
     Business to be Conducted at Annual Meeting
     Outstanding Shares and Voting Rights
     Security Ownership and Voting of Certain Holders
     Proxies; Voting and Revocation
     Proxy Solicitation
     Other Matters

THE PROPOSED SPLIT-OFF
     Terms of the Agreement
     Business of the Company After the Proposed Split-Off
     Background of the Proposed Split-Off; Recommendation of the Independent Committee
     Opinion of Financial Advisor
     Conflicts of Interest
     Governmental and Regulatory Approvals
     Federal Income Tax Consequences
     Accounting Treatment
     Absence of Dissenters' Rights of Appraisal

UNAUDITED PRO FORMA FINANCIAL STATEMENTS
     Pro Forma Consolidated Balance Sheet
     Pro Forma Consolidated Statement of Earnings
     Notes to Pro Forma Financial Statements

PRICE RANGE OF COMMON STOCK AND RELATED MATTERS

ELECTION OF DIRECTORS

COMPENSATION OF EXECUTIVE OFFICERS AND DIRECTORS
     Compensation of Executive Officers
     Employment Agreements
     Deferred Compensation
     Compensation of Directors
     Certain Relationships and Related Transactions

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS
AND MANAGEMENT

INDEPENDENT PUBLIC ACCOUNTANTS

SHAREHOLDER PROPOSALS FOR ANNUAL MEETING


APPENDIX A
     Agreement dated as of August 1, 1996, between Killearn Properties, Inc. and J.T. Williams, Jr.

APPENDIX B

     Opinion of PriceBednar LLP

APPENDIX C
     Annual Report on Form 10-KSB for
     the Year Ended April 30, 1996






































                             SUMMARY

     The following is a summary of certain of the information contained elsewhere in this Proxy Statement. This summary does not purport to be complete and should be read in conjunction with, and is qualified in its entirety by, the full text of this Proxy Statement and the appendices hereto. Unless otherwise defined herein, capitalized terms used in this summary have the respective meanings ascribed to them elsewhere in this Proxy Statement. Shareholders are urged to read and consider carefully all the information contained in this Proxy Statement and the appendices hereto.


THE ANNUAL MEETING

Date, Time and Place          The Annual Meeting will be held on
                              September 30, 1996 at 10:00 A.M.,
                              local time, at Eagle's Landing
                              Country Club, 100 Eagle's Landing
                              Way, Stockbridge, Georgia.
Record Date; Shares
Entitled to Vote              The record date for shareholders of
                              the Company entitled to vote at the
                              Annual Meeting is August 27, 1996
                              (the "Record Date").  On the Record
                              Date, there were 1,438,733 shares of
                              Common Stock outstanding, each such
                              share entitled to one vote on each
                              matter to be acted upon or which may
                              properly come before the Annual
                              Meeting.

Business to be Conducted
at the Annual Meeting         The purposes of the Annual Meeting
                              are to: (i) consider and vote upon a
                              proposal to approve the Proposed
                              Split-Off, and to authorize such
                              further actions by the Board of
                              Directors and proper officers as
                              they, in their discretion, deem to
                              be necessary or desirable to carry
                              out the objects, intents and
                              purposes of the Agreement; (ii)
                              elect two directors for terms
                              expiring in 2000 and until their
                              successors are duly elected and
                              qualified; and (iii) transact such
                              other business as may properly come
                              before the Annual Meeting or any
                              adjournments or postponements
                              thereof.

Vote Required                 The affirmative vote of the holders
                              of a majority of the outstanding
                              Common Stock, other than shares held
                              by J.T. Williams, Jr., is required
                              to approve the Proposed Split-Off.
                              The affirmative vote of the holders
                              of a plurality of the votes cast is
                              required to elect the nominees for
                              director.  See "The Annual Meeting-
                              Outstanding Shares and Voting
                              Rights."

Security Ownership and Voting
of Certain Holders            The 551,321 shares of Common Stock
                              directly owned by J.T. Williams, Jr.
                              will not be counted for purposes of
                              determining whether the shareholders
                              of the Company have approved the
                              Proposed Split-Off, but will be
                              counted in determining whether the
                              nominees for director are elected.
                              Proactive Technologies, Inc.
                              ("Proactive"), which beneficially
                              owned 315,250 shares, or
                              approximately 21.9%, of the
                              outstanding Common Stock as of the
                              Record Date, has advised the Company
                              that it intends to vote its shares
                              of Common Stock in favor of the
                              Proposed Split-Off.  In addition,
                              the Trustee of the Company's
                              Employee Profit-Sharing Plan (the
                              "Trustee"), who beneficially owned
                              93,280 shares, or approximately
                              6.5%, of the outstanding Common
                              Stock as of the Record Date, has
                              advised the Company that she intends
                              to vote its shares of Common Stock
                              in favor of the Proposed Split-Off.
                              Accordingly, the affirmative vote of
                              the holders of only 35,176
                              additional shares of Common Stock
                              (representing approximately 2.4% of
                              the outstanding shares of Common
                              Stock) will be required to approve
                              the Proposed Split-Off.  See "The
                              Annual Meeting-Security Ownership
                              and Voting of Certain Holders" and
                              "Security Ownership of Certain
                              Beneficial Owners and Management."


THE PROPOSED SPLIT-OFF

General Pursuant to the Agreement, the Company will (i) transfer to NewSub certain assets, comprised principally of the Eagle's Landing Golf Course and Country Club, the Inn at Eagle's Landing, approximately $2 million cash and approximately 250 acres of commercial and industrial real estate, subject to certain specified liabilities, and (ii) subsequently transfer all of the outstanding capital stock of NewSub to J.T. Williams, Jr. in exchange for
                              551,321 shares of Common Stock owned
                              by Mr. Williams and the cancellation
                              of his option to purchase an
                              additional 100,000 shares of Common
                              Stock.  The Agreement provides for
                              the transfer by the Company of
                              assets and liabilities representing
                              approximately 42% of the Company's
                              net assets at April 30, 1996.  See
                              "The Proposed Split-Off-Terms of the
                              Agreement."

Shareholder Approval          Shareholder approval of the Proposed
                              Split-Off is not required by Florida
                              law; however, the Agreement requires
                              that the holders of a majority of
                              the outstanding Common Stock, other
                              than shares held by J.T. Williams,
                              Jr., approve the Proposed Split-Off.
                              See "The Proposed Split-Off-Terms of
                              the Agreement."

Closing and Effective Date    If approved by the shareholders at
                              the Annual Meeting, the closing of
                              the Proposed Split-Off will occur as
                              soon as practicable after date of
                              the Annual Meeting and the
                              satisfaction of certain other
                              conditions set forth in the
                              Agreement.  See "The Proposed Split-
                              Off-Terms of the Agreement-Closing."
                              The Agreement provides that the
                              Proposed Split-Off is to be given
                              effect as if the transactions
                              contemplated by the Agreement had
                              occurred on May 1, 1996 (the
                              "Effective Date").  See "The
                              Proposed Split-Off-Terms of the
                              Agreement-Other Agreements."

Recommendation of the
Independent Committee         The Board of Directors appointed an
                              independent committee of directors,
                              consisting of Messrs. Horne, Redmon,
                              Pope and Fuqua (the "Independent
                              Committee") to review the terms and
                              conditions of the Proposed Split-
                              Off.  The Independent Committee,
                              based upon its investigation and the
                              opinion of PriceBednar LLP
                              ("PriceBednar"), believes that the
                              Proposed Split-Off is fair to the
                              Company and its shareholders, has
                              approved the Agreement and
                              recommends that the Company's
                              shareholders approve the Proposed
                              Split-Off.  For a description of the
                              factors considered by the
                              Independent Committee in approving
                              the Proposed Split-Off, see "The
                              Proposed Split-Off-Background of the
                              Proposed Split-Off and
                              Recommendation of the Independent
                              Committee" and "-Opinion of
                              Financial Advisor."

Opinion of Financial
Advisor PriceBednar has served as the Company's financial advisor in connection with the Proposed Split-Off. PriceBednar delivered its written opinion to the Board of Directors on July 29, 1996 that, as of the Effective Date and subject to the considerations set forth therein, the Proposed Split-Off was fair, from a financial point of view, to the shareholders of the Company other than J.T. Williams, Jr. A copy of PriceBednar's written opinion, which sets forth certain of the assumptions made, matters considered, the scope and limitations of the review undertaken and the procedures followed by PriceBednar, is attached to this Proxy Statement as Appendix B and should be read carefully by shareholders in its entirety. See "The Proposed Split-Off-Opinion of Financial Advisor."

Conflicts of Interests        Due to his direct involvement in the
                              transaction, the interests of J.T.
                              Williams, Jr. in the Proposed Split-
                              Off are different from the interests
                              of other shareholders of the
                              Company.  The Proposed Split-Off was
                              first proposed by Proactive, and the
                              material terms of the Agreement were
                              determined principally in
                              negotiations between Mr. Williams
                              and Proactive.  Shareholders of the
                              Company should consider the
                              interests of Mr. Williams and
                              Proactive in the Proposed Split-Off
                              in connection with their vote.

                              Pursuant to the Agreement, the
                              Company will (i) enter into
                              employment agreements with J.T.
                              Williams, Jr. and David K. Williams,
                              pursuant to which they will continue
                              to serve as President and Executive
                              Vice President, respectively, of the
                              Company for periods of ten years and
                              three years, respectively, and (ii)
                              enter into three-year employment
                              agreements with three other key
                              employees of the Company, each of
                              whom is related to J.T. Williams,
                              Jr.  See "The Proposed Split-Off-
                              Terms of the Agreement-Other
                              Agreements."

                              Mark A. Conner, Chairman of the
                              Board and President of Proactive,
                              has been nominated to become a
                              director of the Company at the
                              Annual Meeting.  See "Election of
                              Directors."  As a result of the
                              Proposed Split-Off, and assuming
                              that it does not acquire any
                              additional shares of Common Stock,
                              Proactive will beneficially own
                              approximately 35.5% of the
                              outstanding Common Stock and become
                              the largest shareholder of the
                              Company.  In connection with the
                              Proposed Split-Off, Proactive has
                              agreed to make a $2 million loan to
                              the Company, the proceeds of which
                              will be transferred to NewSub as
                              part of the Proposed Split-Off.  As
                              a condition to its loan, if the
                              Proposed Split-Off is consummated,
                              two of the Company's current
                              directors will resign and two
                              nominees of Proactive will become
                              directors of the Company.  Proactive
                              and the Company also intend to enter
                              into an agreement for Proactive to
                              provide sales personnel, sales
                              training and techniques to the
                              Company.  See "The Proposed Split-
                              Off-Terms of the Agreement-Other
                              Agreements" and "Election of
                              Directors."

                              There are no material differences
                              between the benefits to be received
                              in connection with the Proposed
                              Split-Off by the executive officers,
                              directors or affiliates of the
                              Company other than J.T. Williams,
                              Jr., David K. Williams and Proactive
                              and the benefits to be received in
                              connection with the Proposed Split-
                              Off by the other shareholders of the
                              Company.

                              See "The Proposed Split-Off-
                              Conflicts of Interest."

Conditions to the Proposed
Split-Off                     The consummation of the Proposed
                              Split-Off is subject to a number of
                              conditions which, if not fulfilled
                              or waived, permit termination of the
                              Agreement.  Among such conditions
                              are the approval of the Proposed
                              Split-Off by the affirmative vote of
                              the holders of a majority of the
                              outstanding Common Stock, other than
                              shares held by J.T. Williams, Jr.
                              See "The Proposed Split-Off-Terms of
                              the Agreement-Conditions."

Termination of the
Agreement                     The Agreement may be terminated in
                              certain circumstances, including by
                              mutual consent of the Company and
                              J.T. Williams, Jr., or by either the
                              Company or Mr. Williams if the
                              Proposed Split-Off has not been
                              consummated on or before October 31,
                              1996 (unless the failure to
                              consummate the Proposed Split-Off is
                              due to the act or failure to act of
                              the party seeking to terminate).
                              The Agreement also may be terminated
                              by the Company if (i) in the
                              exercise of the Board of Directors'
                              fiduciary duty, it determines that
                              such termination is necessary, but
                              only if, prior to or
                              contemporaneously with such
                              determination, the Company enters
                              into a binding agreement with
                              respect to certain types of
                              alternative transactions, or (ii)
                              the holders of a majority of the
                              outstanding shares of Common Stock,
                              other than shares held by J.T.
                              Williams, Jr., do not approve the
                              Proposed Split-Off.  See "The
                              Proposed Split-Off-Terms of the
                              Agreement-Termination."

Governmental and Regulatory
Approvals                     The Company is not aware of any
                              material federal or state regulatory
                              approvals required for consummation
                              of the Proposed Split-Off.  See "The
                              Proposed Split-Off-Governmental and
                              Regulatory Approvals."

Federal Income Tax
Consequences                  The Proposed Split-Off will not have
                              any federal income tax consequences
                              to the shareholders of the Company.
                              For a discussion of the federal
                              income tax consequences of the
                              Proposed Split-Off to the Company,
                              see "The Proposed Split-Off-Federal
                              Income Tax Consequences."

Accounting Treatment          The Proposed Split-Off will be
                              accounted for as a treasury stock
                              transaction.  Following the Closing,
                              the business operations transferred
                              to NewSub in connection with the
                              Proposed Split-Off will be accounted
                              for as discontinued operations for
                              the current and prior periods.  No
                              gain or loss will be recognized in
                              connection with the Proposed Split-
                              Off.  See "The Proposed Split-Off-
                              Accounting Treatment."

No Dissenters' Rights         Under the Florida Business
                              Corporation Act (the "FBCA"),
                              shareholders of the Company are not
                              entitled to dissenters' rights of
                              appraisal in connection with the
                              proposed Split-Off.  See "The Split-
                              Off-Absence of Dissenters' Rights of
                              Appraisal."


MARKET PRICES OF THE COMMON STOCK

     The Common Stock is traded on the American Stock Exchange ("AMEX") under the symbol "KPI." On May 20, 1996, the last trading day before the Proposed Split-Off was publicly announced, the reported high and low sales prices of the Common Stock were $9.375 and $9.25, respectively, and the closing price was $9.375 per share. On August 1, 1996, the last trading day before the Company announced the execution of the Agreement, the reported high and low sales prices of the Common Stock were $9.0625 and $8.875, respectively, and the closing price was $8.875 per share. On August 23, 1996, the last trading day for which information was available prior to the printing of this Proxy Statement, the closing sales price of the Common Stock was $8.625 per share. See "Price Range of Common Stock and Related Matters."

HISTORICAL AND PRO FORMA PER SHARE DATA

     The following table presents selected historical per share data for the Company and pro forma per share data after giving effect to the Proposed Split-Off, assuming the Proposed Split-Off had been effective at the dates or during the periods presented. The pro forma data is based on the number of shares of Common Stock expected to be outstanding following the Proposed Split-Off. This data should be read in conjunction with the financial statements and other financial and pro forma financial information included elsewhere in this Proxy Statement. The Company has not paid any cash dividends with respect to the Common Stock during any of the periods presented.



                                                 Pro
                             Historical(1)    Forma(1)

Book value per share of
 Common Stock at April 30,
 1996                             $13.36          $2.09

Earnings per share of
 Common Stock for the year
 ended April 30, 1996             $ 0.84          $1.66



________________
(1) The historical book value and earnings per share of Common Stock are based on 1,438,733 shares being outstanding; and the pro forma book value and earnings per share of the Common Stock are based on 887,912 shares being outstanding, which is the number of shares of Common Stock expected to be outstanding following the Proposed Split-Off.






                       THE ANNUAL MEETING

DATE, TIME AND PLACE OF ANNUAL MEETING

     The Annual Meeting will be held on September 30, 1996 at 10:00 A.M., local time, at Eagle's Landing Country Club, 100 Eagle's
Landing Way, Stockbridge, Georgia.

BUSINESS TO BE CONDUCTED AT ANNUAL MEETING

     At the Annual Meeting, the shareholders will vote upon proposals to approve the Proposed Split-Off and elect two directors to the Board of Directors. See "The Proposed Split-Off" and "Election of Directors." Each copy of this Proxy Statement mailed to the shareholders of the Company is accompanied by a form of proxy solicited by the Board of Directors for use at the Annual Meeting and at any adjournments or postponements thereof.

OUTSTANDING SHARES AND VOTING RIGHTS

     Only holders of record of Common Stock at the close of business on the Record Date are entitled to receive notice of, and to vote at, the Annual Meeting. On the Record Date, there were 1,438,733 shares of Common Stock outstanding and entitled to vote, with each such share entitled to one vote on each matter to be acted upon or which may properly come before the Annual Meeting.

     Under the FBCA, the presence in person or by proxy of a majority of the outstanding shares of Common Stock is necessary to constitute a quorum at the Annual Meeting. If less than a majority of the outstanding Common Stock is represented at the Annual Meeting, a majority of the shares so represented may adjourn the Annual Meeting from time to time without further notice. Pursuant to the Agreement, the approval of the Proposed Split-Off requires an affirmative vote of the holders of a majority of the outstanding shares of Common Stock, other than the shares of Common Stock held by J.T. Williams, Jr. To be elected, a nominee for director must receive a plurality of the votes cast by holders of shares of Common Stock present or represented at the Annual Meeting.

     Neither the Company's Articles of Incorporation nor its Bylaws contain any provisions with respect to the treatment or effect of abstentions or broker non-votes. Abstentions will be considered as shares present and entitled to vote for purposes of determining the presence of a quorum and the outcome of any matter submitted to the shareholders for a vote, but will not be counted as votes "for" or "against" any matter. Broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power on a particular matter) will be treated as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not be counted in determining the votes cast on any matter (even though those shares are considered entitled to vote for quorum purposes and may be entitled to vote on other matters).
Abstentions and broker non-votes will have the same effect as votes against the Proposed Split-Off.

SECURITY OWNERSHIP AND VOTING OF CERTAIN HOLDERS

     The 551,321 shares of Common Stock directly owned by J.T. Williams, Jr. will be counted for purposes of determining whether a quorum is present at the Annual Meeting and whether the nominees for director are elected, but will not be counted for purposes of determining whether the shareholders of the Company have approved the Proposed Split-Off. Both Proactive and the Trustee, which together beneficially owned 408,530 shares, or approximately 28.4%, of the outstanding Common Stock as of the Record Date, have advised the Company that they intend to vote their shares of Common Stock in favor of the Proposed Split-Off. Accordingly, the affirmative vote of the holders of only 35,176 additional shares of Common Stock (representing approximately 2.4% of the outstanding shares of Common Stock) will be required to approve the Proposed Split-Off. See "Security Ownership of Certain Beneficial Owners and Management."

PROXIES; VOTING AND REVOCATION

     When a proxy is properly executed and returned, the shares of Common Stock it represents will be voted in accordance with the directions indicated on the proxy, or if no directions are indicated, the shares will be voted for the approval of the Proposed Split-Off and the election of the nominee for director set forth under "Election of Directors." Any shareholder giving a proxy may revoke his or her proxy at any time before its exercise at the Annual Meeting by (i) giving written notice of such revocation to David K. Williams, Secretary, Killearn Properties, Inc., 100 Eagle's Landing Way, Stockbridge, Georgia 30281 or (ii) signing and delivering to Mr. Williams a proxy bearing a later date. However, the mere presence at the Annual Meeting of a shareholder who has delivered a valid proxy will not of itself revoke that proxy.

     Shareholders are requested to complete, date and sign the accompanying proxy and return it promptly in the enclosed postage-paid envelope, even if they are planning to attend the Annual
Meeting.

PROXY SOLICITATION

     The Company will bear the cost of soliciting proxies from its shareholders. Proxies will be solicited by personnel of the Company in person, by telephone or through other forms of communication without payment of additional compensation to such personnel. Additionally, arrangements will be made with brokerage houses and other custodians, nominees and fiduciaries for the forwarding of proxy solicitation materials to beneficial owners of Common Stock held of record by such custodians, nominees and fiduciaries and for payment of reasonable expense incurred in connection therewith. The Company may also engage a proxy solicitation firm for the solicitation of proxies, but had not done so as of the date of this Proxy Statement.

OTHER MATTERS

     The Company is not presently aware of any other business to be brought before the Annual Meeting. If any matters come before the Annual Meeting which are not directly referred to in this Proxy Statement or the enclosed proxy, including matters incident to the conduct of the Annual Meeting, the proxy holders will vote the shares represented by the proxies in accordance with the recommendations of management.



                     THE PROPOSED SPLIT-OFF

TERMS OF THE AGREEMENT

     GENERAL. The terms of the Proposed Split-Off are contained in the Agreement, a copy of the which is attached to this Proxy Statement as Appendix A. The descriptions in this Proxy Statement of the terms and conditions of the Proposed Split-Off and the Agreement are qualified in their entirety by reference to the complete text of the Agreement. Shareholders are encouraged to read the Agreement in its entirety.

     ASSETS TO BE TRANSFERRED TO NEWSUB. Pursuant to the Agreement, the Company will transfer to a newly-formed, wholly owned subsidiary ("NewSub") certain of its assets, subject to certain specified liabilities (see "-Assumed Liabilities"). At April 30, 1996, the assets to be transferred to NewSub, net of the liabilities to be assumed by NewSub, constituted (based on the amounts of such assets and liabilities recorded on the Company's books) approximately 00.0% of the Company's net assets. For the year ended April 30, 1996 (i) the Company derived $3,164,300, or approximately 15%, of its total revenues from the assets to be transferred to NewSub and (ii) such assets resulted in losses that reduced the Company's net earnings by approximately $227,000. See "Unaudited Pro Forma Financial Statements."

     The following is a brief description of the properties to be transferred to NewSub:

          Eagle's Landing Golf Course and Country Club. Located within the Company's Eagle's Landing community, the Eagle's Landing Golf Course and Country Club (the "Country Club") includes a 51,000 square foot plantation-style clubhouse (with a restaurant, lounge and meeting facilities, an eighteen hole Tom Fazio designed golf course, a 7,000 square foot tennis pavilion with six lighted courts and two swimming pools plus a kiddie pool. The golf course hosts a LPGA tournament and numerous charity events. The Country Club is private, with golf memberships limited to 550 until an additional nine hole golf course is constructed. Nonresident golf memberships are limited to 50. Following the Proposed Split-Off, the Company will also transfer to NewSub approximately 80 acres of land to construct a new nine hole golf course. See "-Other Agreements-Additional Nine Hole Golf Course," below.

          Inn at Eagle's Landing. The Inn at Eagle's Landing (the "Inn") is a 60-room facility located adjacent to the Country Club. The Inn has meeting room facilities to accommodate up to 75 persons. Construction of the Inn was completed during July 1996.

          Cash and Accounts Receivable. NewSub will receive approximately $2 million cash for working capital, capital expenditures and other corporate purposes and approximately $433,000 of accounts receivable owed to the Country Club. The actual amount of cash and accounts receivable to be transferred to NewSub will be subject to adjustment to reflect to operations of the Company from May 1, 1996 through the closing of the Proposed Split-Off. See "-Adjustments to Assets and Liabilities," below.

          Joint Venture Interests.  The Company will transfer to
     NewSub its interests in the following joint ventures, each of which was entered into with independent third parties:

              Eagle's Landing Village Associates -- formed in fiscal 1995 to develop a 67,000 square foot shopping center located near the Country Club. The primary tenant is Publix Supermarket which executed in fiscal 1996 a 20-year lease for approximately 48,000 square feet. Approximately 10,000 of the space available in the shopping center had not been leased at April 30, 1996.

              Roland Tract -- formed in 1980 to develop land within one of the Company's Tallahassee subdivisions. At April 30, 1996, the joint venture's assets consisted principally of 52 fully developed residential lots.

              Champion Partners -- formed in July 1996 to construct a speculative industrial building. In exchange for its 50% interest, the Company contributed to the joint venture approximately 131 acres of land with an agreed price of $4,025,000, to be paid over five years if the property is purchased by the joint venture. The Company is a guarantor of a $10.3 million construction loan obtained by the joint venture. NewSub and Mr. Williams will indemnify the Company for any payments or losses associated with the Company's guaranty.

          Commercial and Industrial Real Estate. The Company will transfer to NewSub approximately 254 acres of other land (including approximately 131 acres subject to the Champion Partners joint venture), all of which is zoned for commercial or industrial uses. In addition, approximately 36 additional acres of land that is undevelopable wetlands or land dedicated as green areas within the Eagle's Landing community will be transferred to NewSub. The Company estimates that value of the land to be transferred to NewSub at April 30, 1996 was approximately $2.5 million. Approximately 1.1 acres of such land was under contract for sale with an independent third party at April 30, 1996 for a purchase price of approximately $250,000. In addition to the above, the Company will transfer to NewSub an option to purchase approximately 721 acres of land in Coweta County, Georgia for which the Company paid $25,000. The land subject to the option currently is affected by a building moratorium. The purchase price of the land subject to the option is approximately $4,5 million, of which $1 million is payable 30 days after the building moratorium is lifted.

          Other Assets. The Company will transfer to NewSub insurance policies on the life of Mr. Williams, which had a cash surrender value at April 30, 1996 of approximately $112,000. The Company will also transfer to NewSub the inventories, receivables, prepaid assets, deposits and other miscellaneous assets related to the Country Club, the aggregate book value of which was approximately $505,000 at April 30, 1996.

     ASSUMED LIABILITIES. Pursuant to the Agreement, NewSub will assume certain specified liabilities related to the transferred assets. Intercompany liabilities related to the transferred assets will be eliminated as of April 30, 1996. The following is a brief description of the liabilities to be assumed by NewSub:

          Debt Related to the Country Club and Inn. NewSub will assume the Company's obligations under a $3 million bank loan (the "Inn Loan"), which was obtained by the Company on June 18, 1996, and the proceeds of which were utilized to finance a portion of the development costs of the Inn. The Inn Loan bears interest at the rate of the bank's prime rate plus 1.25% per annum, is secured by all of the Company's assets associated with the Inn and is payable in full on September 15, 1996. NewSub will also assume all of the Company's accounts payable and accrued expenses associated with the operation of the Country Club and Inn, together with the Company's obligation to return the refundable portion of country club initiation fees, which liabilities aggregated approximately $655,000 and $1.2 million, respectively, at April 30, 1996.

          Amounts Owed to J.T. Williams, Jr. NewSub will assume all of the Company's obligations under the employment agreement currently in effect between the Company and Mr. Williams. The Company's unfunded post-retirement obligations to Mr. Williams under the employment agreement was approximately $1.8 million at April 30, 1996. See "Compensation of Executive Officers and Directors-Employment Agreements." NewSub will also assume the Company's obligation to Mr. Williams under a promissory note that had an outstanding principal balance at April 30, 1996 of $360,000. See "Compensation of Executive Officers and Directors-Certain Relationships and Related Transactions."

          Liability to Construct Golf Course. Following the Proposed Split-Off, Newsub will be obligated to construct an additional nine hole golf course on land to be transferred to NewSub by the Company. The Company estimates that the total cost of constructing the additional golf course will be approximately $2.6 million, $500,000 of which will be paid for by the Company. See "-Other Agreements-Additional Nine Hole Golf Course," below.

     OTHER AGREEMENTS. The Agreement for the Company and NewSub to enter into certain other agreements, either prior or subsequent to the closing of the Proposed Split-Off. The following is a brief summary of the material agreements to be entered into by the Company pursuant to the Agreement:

          Additional Nine Hole Golf Course. Following the Proposed Split-Off, the Company will transfer to NewSub approximately 80 acres of land to construct a new nine hole golf course. Newsub will be obligated to have the layout of the course completed by May 1, 1997, to commence clearing not later than six months thereafter or within two months after receipt of all necessary permits, whichever is later, and to complete the course within eighteen months after commencement of clearing. The Company estimates that the total cost of constructing the additional golf course will be approximately $2.6 million.
     The Company will provide NewSub with $500,000 toward the construction of the course, payable 10% when clearing is completed, 30% when grading is completed, 30% when grassing is completed and 30% when golf play commences.

          Proactive Loan. Proactive has agreed to make a $2 million loan to the Company (the "Proactive Loan"), the proceeds of which will be transferred to NewSub prior to the closing of the Proposed Split-Off. See "-Assets to be Transferred to NewSub-Cash and Accounts Receivable," above. The loan will be unsecured, bear interest at the rate of 7% per annum and be payable in full three years after the closing of the Proposed Split-Off. Proactive has placed $1 million in escrow as of the date hereof, and has agreed to place an additional $1 million in escrow on or before September 30, 1996, to ensure that funds are available to make the loan at the closing of the Proposed Split-Off. If the closing of the Proposed Split-Off does not occur prior to October 31, 1996, the escrowed funds will be used to reduce the outstanding principal balance due by Capital First Holdings, Inc., a wholly owned subsidiary of Proactive ("Capital First")(see "Compensation of Executive Officers and Directors-Certain Relationships and Related Transactions"), under its notes payable to the Company (the "Capital First Notes"). As a condition to the Proactive Loan, if the Proposed Split-Off is consummated, Messrs. Redmon and Fuqua will resign as directors of the Company and Langdon S. Flowers, Jr. and Robert E. Maloney, Jr., nominees of Proactive, will become directors of the Company. See "Election of Directors."

          Employment Agreements. Pursuant to the Agreement, the Company will enter into employment agreements with J.T. Williams, Jr. and David K. Williams, pursuant to which they will continue to serve as President and Executive Vice President, respectively, of the Company for periods of ten years and three years, respectively. The employment agreement with Mr. Williams will provide for an annual salary for the first five years of $200,000 and $150,000 thereafter, and the employment agreement with David K. Williams will provide for an annual salary of $96,242, in each case plus cost of living increases of 5% per year. In addition, David K. Williams will be entitled to receive a $20,000 bonus if the Company's pre-tax earnings are in excess of $600,000 in any fiscal year during the term of the Agreement. Both employment agreements provide that the employees will not compete with the Company within five miles of the Company's Eagle's Landing project for a period of five years after execution of the agreement. The Company will also enter into three-year employment agreements with three other key employees of the Company, one of whom is the wife of J.T. Williams, Jr. and will receive an annual salary of $35,490. The other two employees of the Company are sons of Mr. Williams, who will receive annual salaries of $70,000 and $60,700, respectively, in each case plus cost of living increases of 5% per year. In addition, one of such employees will be paid a sales override for all land sold (other than residential lots) in accordance with the Company's current practices. With the exception of the compensation payable to J.T. Williams, Jr. under his proposed employment agreement, which represents approximately one-half of the amount currently payable by the Company under his existing employment agreement, the amount of compensation payable to each employee with whom the Company will enter into an employment agreement is comparable to the amount being paid to such employee as of the date hereof.

          Country Club Memberships. Pursuant to the Agreement, NewSub will be obligated to offer to all purchasers of residential lots in the Company's Eagle's Landing Country Club Community (the "Community") golf, tennis and dining memberships in the Country Club for initiation fees of $25,000, $9,000 and $2,750, respectively. NewSub will agree to not raise the amount of the golf membership initiation fees for at least one year after the closing of the Proposed Split-Off, and will agree not to raise the amount of the tennis or dining membership initiation fees for ten years after the closing of the Proposed Split-Off without the Company's consent. Consistent with the Company's current practices, (i) the Company will be obligated to offer to purchase a tennis membership for all lot purchasers in the Community and to purchase a dining membership for all lot purchasers in certain other subdivisions, and will purchase such memberships from NewSub if the lot purchasers accept such offers, and (ii) NewSub will provide the members of the Board of Directors, without payment of initiation fees or dues, honorary memberships for as long as the Company is actively developing and selling property in Eagle's Landing, but in any event for at least four years. NewSub will also provide the Company for as long as the Company is actively developing and selling property in Eagle's Landing, but in no event longer than eight years up to fifteen memberships for builders without payment of initiation fees and up to six dining memberships for sales associates of the Company without the payment of initiation fees or dues, in each case provided that the Company guarantees all charges made by such persons.

          Adjustments to Assets and Liabilities. The Agreement provides that the Proposed Split-Off is to be given effect as if the transactions contemplated by the Agreement had occurred on May 1, 1996 (the "Effective Date"). Accordingly, the actual amount of cash and accounts receivable to be transferred to NewSub will (i) be reduced by NewSub's pro rata portion of property taxes, insurance premiums and other expenses associated with the assets to be transferred to NewSub paid or incurred by the Company between the Effective Date and the closing of the Proposed Split-Off and (ii) be increased by the amount of net income generated by the assets to be transferred to NewSub received by the Company between the Effective Date and the closing of the Proposed Split-Off, including the proceeds from the sale of any land which was to be transferred to NewSub, less closing costs and commissions in connection with the sale.

          Removal of Mortgages and Liens on Transferred Assets. The Company will use its best efforts to remove from the assets to be transferred to NewSub all existing mortgages and liens, other than mortgages or liens granted to the lender of the Inn Loan. Until the Company has secured the release of all such mortgages and liens from the transferred assets, the Company will apply the proceeds of any payments made by Capital First under its notes payable to the Company to the payment of debts secured by such liens and mortgages and will assign the Capital First Notes and related security to NewSub as security for the Company's obligations. The Company will covenant to NewSub that it will timely pay all amounts due, and perform all of its other obligations, under any loan or other agreements secured by mortgages and liens encumbering the transferred assets.

     CONSIDERATION. The Agreement provides that the Company will transfer all of the outstanding capital stock of NewSub to J.T. Williams, Jr. in exchange for 551,321 shares of Common Stock owned by Mr. Williams and the cancellation of his option to purchase an additional 100,000 shares of Common Stock. Assuming that (i) each share of Common Stock surrendered by Mr. Williams to the Company has a value equal to the closing sale price for the Common Stock on May 1, 1996 ($9.75), the Effective Date, and (ii) the value of the options surrendered by Mr. Williams to the Company is equal to the number of shares subject to the option times the difference between the closing sales price for the Common Stock on the Effective Date ($9.75) and the exercise price per share of such options ($3.60), the value of the consideration given by Mr. Williams to the Company pursuant to the proposed Split-Off as of the Effective Date would have been approximately $6 million.

     CLOSING.  The closing of the Proposed Split-Off (the
"Closing") will take place as soon as practical after the satisfaction of the conditions precedent to the Proposed Split-Off, on a date mutually agreed upon by the Company and Mr. Williams.
See "-Conditions, below."

     REPRESENTATIONS AND WARRANTIES; COVENANTS. The Agreement contains various customary representations and warranties of the Company and Mr. Williams. These include representations by the Company as to corporate organization and good standing, authority to enter into the Agreement, validity and enforceability of the Agreement, the absence of conflicts between the Agreement and other agreements to which the Company is a party, required consents and approvals and the Company's title to the transferred properties. Mr. Williams' representations and warranties include, those as to his authority to enter into the Agreement, validity and enforceability of the Agreement, the absence of conflicts between the Agreement and other agreements to which he is a party and required consents and approvals.

     The Company has covenanted, among other things, that it will not initiate, solicit or encourage any inquiries or the making of any proposal that constitutes, or may reasonably be expected to lead to, any Competing Transaction, enter into discussions or negotiate with any person or entity in furtherance of such inquiries or to obtain a Competing Transaction, or agree to or endorse any Competing Transaction, or authorize any of its officers or directors to take any such action. For purposes of the Agreement, a "Competing Transaction" means: (A) any merger, consolidation, share exchange, business combination, sale of securities, recapitalization, liquidation, dissolution or other similar transaction; (B) any sale, lease, exchange, mortgage, pledge, transfer or other disposition of 10% or more of the assets of the Company and its subsidiaries, taken as a whole, in a single transaction or series of transactions; (C) any tender offer or exchange offer for 10% or more of the outstanding shares of capital stock of the Company; (D) any person having acquired beneficial ownership or the right to acquire beneficial ownership of, or any "group" having been formed which beneficially owns or has the right to acquire beneficial ownership of, 10% or more of the then outstanding shares of capital stock of the Company; or (E) any public announcement of a proposal, plan or intention to do any of the foregoing or any agreement to engage in any of the foregoing. The Agreement does not prohibit the Company, subject to authorization by the Board of Directors, from furnishing information to, or entering into discussions or negotiations with, any person or entity that makes a bona fide proposal to enter into a Competing Transaction, that had not been initiated, solicited or encouraged by the Company or any of its affiliates (other than Mr. Williams), or recommending or endorsing any, or entering into any definitive agreement with respect to any, such Competing Transaction if, in either case, the Board of Directors determines in good faith (after considering the written opinion of outside counsel) that such action is required for the Board of Directors to comply with its fiduciary duties to the Company's shareholders under applicable law, the Board of Directors reasonably believes that the proposal is made in good faith, and prior to furnishing any information to any such person or entity, the Company receives from such person or entity an executed confidentiality agreement on customary terms. The Company has also covenanted to conduct its business prior to the closing of the Proposed Split-Off only in the ordinary course, consistent with past practices.

     CONDITIONS. Conditions precedent to the obligations of both the Company and Mr. Williams to effect the Proposed Split-Off include, but are not limited to, the following:

          Shareholder Approval: The Agreement and the transactions contemplated thereby shall have been approved by the affirmative vote of the holders of a majority of the outstanding Common Stock, excluding shares held directly by Mr. Williams, in accordance with applicable law.

          Representations and Covenants: The representations and warranties of each of the Company and Mr. Williams shall be true and correct in all material respects at the Closing Date, and each of the Company and Mr. Williams shall have performed in all material respects its obligations and agreements, and complied in all material respects with all covenants and conditions, required to be performed or complied with by it or him under the Agreement at or prior to the Closing.

          Absence of Certain Action and Litigation: No action, suit or investigation before any court or governmental authority shall have been commenced or be pending or threatened against the Company or Mr. Williams seeking to prevent, restrain or alter the transactions contemplated by the Agreement.

          Consents: The Company and Mr. Williams shall have obtained all consents of lenders and other third parties necessary for the consummation of the Proposed Split-Off.

     Additional conditions precedent to the obligations of the Company are: (i) that the opinion of PriceBednar shall be in effect, and shall not have been modified in any material adverse respect or withdrawn on or prior to the date of mailing this Proxy Statement, and (ii) that the Company shall have received the $2 million proceeds of the Proactive Loan.

     TERMINATION. The Agreement may be terminated prior to the Closing upon certain occurrences, including (i) by mutual written consent of the Company and Mr. Williams, (ii) by the Company or Mr. Williams, upon a breach by the other of any representation or warranty contained in the Agreement or a material breach by the other of any of the covenants and agreements contained in the Agreement, in either case which is not cured within thirty days after written notice is given to the breaching party, (iii) by the Company or Mr. Williams, if the Proposed Split-Off has not been consummated on or before October 31, 1996, unless the failure to consummate the Proposed Split-Off is solely due to the act or failure to act of the party seeking to terminate the Agreement, or
(iv) by the Company or Mr. Williams, if there shall be a final nonappealable order of a federal or state court restraining or prohibiting the consummation of the Proposed Split-Off, or there shall be any action taken, or any statute, rule or regulation enacted, promulgated or issued or deemed applicable to the Proposed Split-Off by any governmental authority, which would make the consummation of the Proposed Split-Off illegal. In addition, the Agreement may be terminated by the Company if (i) in the exercise of the Board of Directors' fiduciary duty, it determines that such termination is necessary, but only if, prior to or contemporaneously with such determination, the Company enters into a binding agreement with respect to a Competing Transaction, or
(ii) the holders of a majority of the outstanding shares of Common Stock, other than the shares of Common Stock held by Mr. Williams, do not approve the Proposed Split-Off at the Annual Meeting. Neither the Company nor Mr. Williams will have any liability to the other on account of the termination of the Agreement in accordance with any of the foregoing provisions.

     WAIVER AND AMENDMENT. The Company and Mr. Williams may modify or amend the Agreement by written agreement to the extent permitted by applicable law. The conditions to each party's obligations to consummate the Proposed Split-Off may be waived only by a writing signed by the waiving party. All waivers by the Company must be approved by a majority of the Board of Directors then in office, excluding Mr. Williams and David K. Williams.

     EXPENSES. Each of the Company and Mr. Williams will bear all expenses incurred by it or him in connection with the Agreement and the Proposed Split-Off. The Company will bear all expenses related to actions required to be taken to effect the Split-Off, including expenses associated with the transfer of assets to NewSub and obtaining any necessary third party consents or approvals.

BUSINESS OF THE COMPANY AFTER THE PROPOSED SPLIT-OFF

     Following consummation of the Proposed Split-Off, the Company will continue to be engaged in the development and sale of its Georgia properties. The Company's principal assets following the Proposed Split-Off will include approximately 1,263 acres of undeveloped land (approximately 56% of which is zoned for residential uses and the balance of which is zoned for commercial or industrial uses), 241 developed residential lots, the Capital First Note (which had a balance due of approximately $6.8 million at April 30, 1996), and accounts and land contracts receivables from the sale of properties. At April 30, 1996, the Company had 136 full-time employees, 108 of which were engaged in the operation of the Country Club and Inn. It is anticipated that NewSub will offer employment to those employees of the Company that are engaged as of the consummation of the Proposed Split-Off in the operation of the Country Club and Inn.

BACKGROUND OF THE PROPOSED SPLIT-OFF; RECOMMENDATION OF THE
INDEPENDENT COMMITTEE

     BACKGROUND OF THE PROPOSED SPLIT-OFF. The Company has been engaged in the development of planned communities for over thirty years. Until 1989, when the Company purchased approximately 2,600 acres of land in what is now known as the Eagle's Landing development, the Company's operations had been conducted principally in the vicinity of Tallahassee, Florida. In November 1993, the Company entered into two agreements to sell substantially all of its Florida assets to Capital First for approximately $25.7 million. Mark A. Conner, the Chairman of the Board and Chief Executive Officer of Proactive, was President of Capital First at the time of the sale.

     Since a substantial portion of the sale was financed by the Company (see "Compensation of Executive Officers and Directors-Certain Relationships and Related Transactions"), the Company regularly received information concerning Capital First's operations following the sale. Most significantly, during the first two years after the sale the Company observed that Capital First had achieved lot sales of approximately twice the volume that the Company had experienced prior to the sale. The Company believed that such increase in sales was attributable principally to Capital First's sales training and techniques and its selection of sales personnel.

     In the Fall of 1995, Mr. Conner approached J.T. Williams, Jr. to explore a possible merger between the Company and Capital First.

Mr. Conner indicated to Mr. Williams at that time that his interest in a merger was to create a public market for Capital First's shareholders, and that he would propose to retain the Company's management following the merger. Mr. Williams, who was at the time, and continues to be, the Company's largest shareholder, indicated to Mr. Conner that neither he personally nor the Board of Directors had an interest in such a merger. No formal discussions or negotiations took place at that time concerning the proposed merger or any other business combination between the Company and Capital First.

     Capital First became a wholly owned subsidiary of Proactive in February 1996. During April 1996, Proactive purchased 115,700 shares, or approximately 8.0%, of the Company's Common Stock in open market transactions. At the end of April 1996, Mr. Conner contacted J.T. Williams, Jr. and requested a meeting to discuss a proposed transaction between the Company and Proactive. On May 4, 1996, Mr. Conner and Mr. Williams held a meeting, at which Mr. Conner made a proposal for the Company to effect the "split-off" of approximately 42% of its net assets in exchange for Mr. Williams 42% interest in the Company represented by his 551,321 shares of Common Stock and his option to purchase 100,000 shares of Common Stock. Mr. Conner also indicated that Proactive was interested effecting a business combination transaction between Proactive and the Company once the transaction between the Company and Mr. Williams was completed. Mr. Conner indicated to Mr. Williams that Proactive believed that the market value of the Company's Common Stock could be increased for the benefit of Proactive and the Company's other shareholders by divesting the Country Club and Inn, which were not producing significant income for the Company, and by utilizing Proactive's sales methods and techniques to strengthen the Company's residential sales in its Georgia operations. The proposed transactions would also benefit the Company by maintaining a continuity of management for the Country Club and Inn which, although not significant to the Company's profitability, increase the value of the surrounding properties. Mr. Williams indicated to Mr. Conner during their May 4 meeting that he had an interest in exploring Proactive's proposal. Messrs. Williams and Conner discussed their views on the valuations of the Company's assets, and at the conclusion of that meeting tentatively agreed to pursue Proactive's proposal further.

     During the following week, Proactive executed a confidentiality agreement with the Company and the Company allowed Proactive to conduct a "due diligence" review of the Company's assets, books and records. Various business, financial and other considerations were also discussed during this period between Mr. Williams, Mr. Conner and Robert E. Maloney, Jr., Proactive's Corporate Counsel, including the terms of the proposed "split-off", the assets and liabilities to be divested by the Company, the retention of Mr. Williams and certain other employees following the consummation of the proposed transactions and the terms of the proposed business combination between the Company and Proactive.

     On May 13, 1996, Mr. Williams formally advised the Board of Directors of the terms and conditions of Proactive's proposal. During the week of May 13, 1996, Mr. Williams and the Company's legal counsel had numerous discussions with Mr. Conner and Proactive's legal counsel regarding the terms and conditions of the agreement to be entered into among the Company, Mr. Williams and Proactive to consummate the transactions contemplated by Proactive's proposal, including the terms of the "split-off" transaction and the business combination between the Company and Proactive, the representations and warranties to be made by each party and the conditions to each party's obligations to consummate the proposed transactions.

     On May 20, 1996, Proactive issued a press release indicating that it intended to acquire a controlling interest in the Company. Proactive indicated that it held at that time Common Stock representing approximately 8.1% of the outstanding Common Stock, and that it had entered into agreements to acquire an additional 8% of the outstanding Common Stock. The press release stated Proactive's intention to propose a business combination transaction pursuant to which the Company's shareholders would receive four shares of Proactive common stock for each share of Common Stock. The press release also stated that Proactive intended to propose a transaction to the effect of the Proposed Split-Off. The Company issued its own press release on May 21, 1996, indicating that it and Mr. Williams had received and were considering Proactive's proposals and would respond after they had an adequate opportunity to solicit the advice of their respective legal counsel, to fully evaluate the terms and conditions of the proposals and to perform necessary due diligence.

     On May 22, 1996, the Company received a proposed agreement, which had been executed by Proactive and contained the general terms and conditions that had been discussed between Mr. Williams and Mr. Conner, which required that Mr. Williams and the Company accept the agreement on or before May 31, 1996. On May 24, 1996, Mr. Williams wrote to Mr. Conner to indicate that, although he agreed to the general terms of the offer, the Board of Directors was considering the proposal and would respond prior to May 31, 1996.

     During the following week, management of the Company provided the Board of Directors information concerning the material aspects of the proposed transactions, copies of the communications between the Company and Proactive and Proactive's proposed agreement. On May 29, 1996, the Board of Directors held a telephonic meeting to discuss the proposed transactions. Following presentations by J.T. Williams, Jr. and David K. Williams on the terms and conditions of the proposed transaction, the Board of Directors determined that the members of the Board of Directors other than J.T. Williams, Jr. and David K. Williams should act as an independent committee (the "Independent Committee") to review the proposed transactions. J.T. Williams, Jr. and David K. Williams removed themselves from the meeting. The Independent Committee then elected Mallory E. Horne as chairman of the committee and determined that it should retain an independent firm to render an opinion as to the fairness of the proposed transactions to the Company's shareholders other than Mr. Williams.

     On May 30, 1996, Mr. Conner contacted Mr. Williams and indicated that Proactive intended to alter its proposal. Mr. Conner informed Mr. Williams that Proactive continued to support the proposed "split-off" of assets and liabilities, but that it had decided to defer any consideration of the proposed business combination between the Company and Proactive until a later date. Proactive subsequently delivered to the Board of Directors a letter, dated June 2, 1996. Proactive's letter indicted that Proactive had acquired, or entered into agreements to acquire, approximately 20% of the outstanding Common Stock. The letter also stated that, "[Proactive is] convinced that it is in the best interests of Killearn's shareholders to implement the [Proposed Split-Off]" and that "we suggest, as the 2nd largest shareholder, that the Board immediately pursue presenting the [Proposed Split-Off] to Killearn shareholders." The letter further stated that Proactive "remain[ed] committed to pursuing a business combination" with Killearn, requested approval of the Board of Directors to increase Proactive's stock ownership to 24% of the outstanding Common Stock, and indicted that "if the Board and the shareholders approve the [Proposed Split-Off], we would like to pursue additional proposals with the Board."

     On June 6, 1996, the Independent Committee held a telephonic meeting, at which they considered Proactive's letter. The Independent Committee determined that it had no objection to Proactive acquiring up to approximately 22% of the outstanding Common Stock. The Independent Committee also reviewed the discussions its chairman had conducted with various firms concerning the rendering of a fairness opinion and authorized the chairman of the committee to solicit proposals from several of such firms. On June 17, 1996, the Independent Committee held a telephonic meeting to discuss various proposals it had received from three such firms. The Independent Committee determined that, given the nature of the Proposed Split-Off and the expertise of the firms it had interviewed, PriceBednar was best suited to render a fairness opinion with respect to the Proposed Split-Off. The Independent Committee formally engaged PriceBednar on June 17, 1996.

     During the next two weeks PriceBednar was provided access to the Company's books and records pertaining to the assets and liabilities proposed to be transferred to NewSub, as well as those to be retained by the Company, in connection with the Proposed Split-Off. At the time, the Company was in the process of completing its fiscal 1996 audit, and PriceBednar was provided access to the Company's independent accountants in connection with its review. On June 28, 1996, PriceBednar completed its review of the Company's assets and liabilities and submitted to the Independent Committee a preliminary draft of a report containing its financial evaluation of the Proposed Split-Off and the opinion PriceBednar proposed to issue when the Company's independent auditors completed their audit of the Company's financial statements. See "-Opinion of Financial Advisor" for a summary of the factors and analysis included within PriceBednar's draft report.

     At a meeting of the Board of Directors held on July 15, 1996, PriceBednar discussed selected analyses from its financial evaluation which had been furnished to the Independent Committee. Representatives of PriceBednar responded to questions regarding the procedures and analyses used in connection with PriceBednar's evaluation of the Proposed Split-Off but did not, at that time, render any opinion as to the fairness of the Proposed Split-Off. Following PriceBednar's presentation, the Company's legal counsel advised the Independent Committee regarding its fiduciary duties and certain other legal issues regarding the terms of the Proposed Split-Off. The status of completion of an agreement for the Proposed Split-Off and the possible schedule for effecting the transaction were also discussed. At the conclusion of the meeting, the Independent Committee preliminarily approved the Proposed Split-Off, subject to the receipt of a satisfactory fairness opinion from PriceBednar and the execution of a definitive agreement on satisfactory terms.

     During the last two weeks of July, the Company's legal counsel, on behalf of the Independent Committee, had several discussions with Mr. Williams regarding the terms and conditions of the Agreement. These discussions included the terms of the obligations of the Company and NewSub following the Proposed Split-Off and of provisions permitting the Company, to the extent required to fulfill the fiduciary duties of its Board of Directors, to participate in negotiations or discussions with respect to alternative offers or proposals and permitting the Board of Directors to pursue such alternative offers or proposals, if the Board determined that to do so would be in the best interest of the Company and its shareholders. The Company's legal counsel also sought clarifications to the terms and conditions under which Proactive had agreed to make the Proactive Loan.

     On July 29, 1996, the Company's independent auditors completed their audit of the Company's financial statements. Also on July 29th, PriceBednar delivered to the Board of Directors its written opinion regarding the fairness of the Proposed Split-Off, from a financial point of view, to the shareholders of the Company other than Mr. Williams.

     Proactive delivered to the Board of Directors a letter, dated July 29, 1996, reiterating its desire to have the Company effect the Proposed Split-Off and confirming its willingness to make the Proactive Loan. Proactive indicated in its letter that although it believed that present management of the Company should be retained, it believed the Company needed improvement in the sale of residential lots. Proactive proposed that the Company enter into an agreement with Proactive to provide sales personnel, sales training and techniques on a basis not to exceed the Company's current selling costs. Proactive's letter also stated that as a condition of its proposal, upon the consummation of the Proposed Split-Off and Proactive's acquisition of approximately 21% of the outstanding Common Stock, the Board of Directors would consist of J.T. Williams, Jr., David K. Williams, Mallory E. Horne, Melvin L. Pope, current directors of the Company, together with Mark A. Conner (a nominee for director at the Annual Meeting) and Langdon
S. Flowers, Jr. and Robert E. Maloney, Jr., two other representatives of Proactive. Proactive also requested, although not as a condition of the Proactive Loan, that members of Proactive's board of directors and up to six sales associates selected by Proactive be given honorary memberships in the Country Club, in each case so long as Proactive is actively selling property in Eagle's Landing, that Mr. Conner be given a family membership in the Country Club for as long as NewSub owns the Country Club and that Mr. Conner be provided a room at the Inn for a period of six months after the closing of the Proposed Split-Off.

Proactive's proposals were made subject to acceptance no later than August 2, 1996.

     The Independent Committee held a telephonic meeting on July 31, 1996 to consider the Proposed Split-Off. The Independent review the proposed Agreement and Proactive's proposals. At the conclusion of the meeting, the Independent Committee unanimously approved the Agreement and authorized the chairman of the committee to finalize and execute the Agreement. The Independent Committee also determined that the Company should accept Proactive's proposals and authorized Mr. Williams to accept the proposals in writing prior to August 2nd.

     The Company and Mr. Williams entered into the Agreement on August 2, 1996, and the Company publicly announced its execution of the Agreement on August 5, 1996.

     RECOMMENDATION OF THE INDEPENDENT COMMITTEE. At its meetings held on July 15th and July 31st, the Independent Committee considered the terms and structure of and the legal, financial and other ramifications of the Agreement and the Proposed Split-Off. The following is a summary of all of the material factors considered by the Independent Committee in reaching its decision to enter into and to recommend the adoption of the Agreement and the Proposed Split-Off:

     1. The fact that the proposal to effect the Proposed Split-Off was made by Proactive, the Company's second largest shareholder, and had received the approval and support of J.T. Williams, Jr., the Company's largest shareholder. In particular, the Board noted that the specific assets and liabilities to be transferred to NewSub had been determined in negotiations between Proactive, which would remain as a significant shareholder of the Company following the Proposed Split-Off, and Mr. Williams.

     2. The presentations by PriceBednar to the Independent Committee and the opinion subsequently issued by PriceBednar to the effect that the Proposed Split-Off was fair, from a financial point of view, to the shareholders of the Company other than J.T. Williams, Jr. The Independent Committee considered the various financial analyses which had been included in PriceBednar's presentation and felt that such analyses, taken as a whole, supported the conclusion that the Proposed Split-Off was fair, from a financial point of view, to the shareholders of the Company other than Mr. Williams. See "-Opinion of Financial Advisor"

     3. The business and financial effects of the Proposed Split-Off, including that the Proposed Split-Off would eliminate from the Company's books assets that had not historically produced earnings for the Company, allow the Company to retain the services of Mr. Williams at a reduced cost to the Company and increase the earnings per share of Common Stock outstanding following the Proposed Split-Off. The Independent Committee also considered that the Company would benefit from increasing the Company's relationship with Proactive, which had demonstrated its ability to achieve significantly greater residential sales than the Company.

     4. The terms of the Agreement generally. In this regard, the Independent Committee placed special emphasis on certain provisions of the Agreement, in particular the requirement that the Proposed Split-Off be approved by the affirmative vote of the holders of a majority of the outstanding Common Stock, excluding shares held directly by Mr. Williams, and the ability of the Company, to the extent required to fulfill the fiduciary duties of its Board of Directors, to participate in negotiations or discussions with respect to alternative offers or proposals to acquire all or substantially all of the assets or capital stock of the Company and permitting the Board of Directors to pursue such alternative acquisition proposals, without payment of any penalty or termination fee. The Independent Committee believed that such provisions adequately provided the shareholders of the Company other than Mr. Williams an opportunity to approve or disapprove the Proposed Split-Off and provided the Board of Directors with the ability to entertain unsolicited third party acquisition proposals and thus fulfill its fiduciary duties to the Company's shareholders should such a proposal be made.

     The Independent Committee concluded, in light of the above factors, that the Proposed Split-Off is fair to the Company and its shareholders and approved the Agreement and the transactions contemplated thereby.

     In view of the variety of factors considered by the Independent in connection with its evaluation of the Proposed Split-Off, the Independent Committee did not find it practicable to, and did not, quantify or otherwise attempt to assign relative weights to the specific factors considered in reaching its determination. The Independent Committee was not aware of, and therefore did not consider, any factors that would have led it to conclude that the Proposed Split-Off was not fair to the Company and its shareholders.

     THE INDEPENDENT COMMITTEE BELIEVES THAT THE PROPOSED SPLIT-OFF IS FAIR TO THE COMPANY AND ITS SHAREHOLDERS, HAS APPROVED THE AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY AND RECOMMENDS THAT THE SHAREHOLDERS OF THE COMPANY VOTE IN FAVOR OF THE APPROVAL OF THE PROPOSED SPLIT-OFF.

OPINION OF FINANCIAL ADVISOR

     The Board of Directors retained PriceBednar to render an opinion as to the fairness to the shareholders of the Company, other than J.T. Williams, Jr., from a financial point of view, of the Proposed Split-Off. PriceBednar, as part of its accounting and consulting business, is frequently engaged in the valuation of businesses in connection with mergers and acquisitions, private placements and for other purposes. PriceBednar is independent of all parties to the Proposed Split-Off and neither PriceBednar nor its partners beneficially own any Common Stock or common stock of Proactive.

     PriceBednar delivered to the Board of Directors a written opinion, dated July 29, 1996, which stated that, based on the assumptions and subject to qualifications set forth therein which are summarized below, as of the Effective Date, the Proposed Split-Off was fair, from a financial point of view, to the shareholders of the Company other than J.T. Williams, Jr. A copy of the full text of the written opinion of PriceBednar, which sets forth the assumptions made, procedures followed, matters considered and limits of PriceBednar's review, is attached to this Proxy Statement at Appendix B and is incorporated herein by reference.
Shareholders of the Company are urged to, and should, reach such opinion in its entirety. PriceBednar's opinion is directed only to the fairness, from a financial point of view, of the Proposed Split-Off and does not constitute a recommendation to any shareholder of the Company by PriceBednar as to how such shareholder should vote at the Annual Meeting. PriceBednar did not structure, establish or negotiate the terms of the Proposed Split-Off, did not advise the Company as to the terms of the Proposed Split-Off and was not requested to, and accordingly did not, express any opinion with respect to either the underlying business decision of the Company to effect the Proposed Split-Off or the availability or advisability of any alternatives to the Proposed Split-Off. Furthermore, PriceBednar did not evaluate or attempt to value the stock of the Company. In addition, PriceBednar did not consider, and did not express any opinion regarding the operations, business prospects, financial condition or viability as a going concern of the Company, either before or after the Proposed Split-Off. In rendering its opinion, PriceBednar was not engaged as an agent or fiduciary of the shareholders of the Company or any other third party. The summary of the opinion of PriceBednar set forth in this Proxy Statement is qualified in its entirety by reference to the full text of such opinion.

     In connection with its opinion, PriceBednar, among other things, (i) considered financial information concerning the assets of the Company furnished to PriceBednar by the Company, including certain internal financial analyses and forecasts prepared by the Company concerning the Country Club and the Inn; (ii) analyzed publicly available information; (iii) held discussions with the management of the Company, including management employees of the Country Club and the Inn; (iv) considered management's plans and future prospects for the Inn; (v) read drafts of the definitive agreement; and (vi) made such other studies and inquiries, and considered such other data, as it deemed relevant.

     Upon the assurance of the Company and management that they were unaware of any information that would make information provided to PriceBednar inaccurate or misleading, PriceBednar relied without independent verification, on the accuracy and completeness of all financial and other information that was publicly available or provided to it by the Company. Furthermore, PriceBednar was not requested to, and did not, obtain any independent appraisal of the assets and liabilities of the Company.

With respect to the financial and operating forecasts (and the assumptions and basis therefor) of the Country Club, the Inn and land which were used by PriceBednar in the development of its opinion, PriceBednar assumed that such forecasts have been reasonably prepared in good faith on the basis of reasonable assumptions, reflect the best available estimates and judgments of the Company's management and that such projections and forecasts will be realized in the amounts and in the time periods currently estimated by management. In addition, PriceBednar relied upon estimates and judgments of management as to the future financial performance of the Country Club and the Inn. Further, PriceBednar assumed that the historical financial statements of the Company that were made available to them had been prepared and presented in accordance with generally accepted accounting principles. PriceBednar's opinion is based solely upon financial, economic and other conditions that existed, could be evaluated, and was available to PriceBednar as of the date of the opinion.

     PriceBednar performed a discounted cash flow analysis of the Country Club, the Inn and the Company's other land utilizing the Company's business plan projections for 1997 and its estimates for financial performance thereafter. These projections were based upon several significant assumptions, including (i) the continued viability of the Country Club, (ii) that the start-up and growth of the revenues and cash flows of the Inn will occur as anticipated,
(iii) that the land will be sold in an orderly fashion over the next several years at prices consistent with recent sales activity and (iv) that a new nine hole golf course will be completed in 1999 at a cost of $2.1 million to NewSub and $500,000 to the Company.
In these analyses, PriceBednar assumed a capitalization rate for the Inn and Country Club of 13% for fiscal year 2001 and a discount rate of 15%.

     The Company does not make, as a matter of course, public forecasts or projections as to future performance or earnings. However, in connection with its ongoing budgetary and financing activities, management of the Company periodically prepares certain projections of results of operations of the Country Club and has prepared a budget for the Inn (the "Projections"). The Projections were provided to PriceBednar for its due diligence review in connection with the rendering of its opinion. The Projections were not prepared for, or with a view toward dissemination to the public and were not prepared in accordance with published guidelines of the American Institute of Certified Public Accountants or the Commission regarding projections and forecasts, nor have the projections been audited, examined or otherwise reviewed either by independent auditors of the Company or PriceBednar. In addition, the Projections are based upon many estimates and are inherently subject to significant economic and competitive uncertainties and contingencies, many of which are beyond the control of management of the Company, including, without limitation, the effect of economic and market conditions, business conditions, the continued growth of the communities south of Atlanta and competitive factors and pricing pressure. Accordingly, actual results may be materially higher or lower than those projected. The use of the Projections by PriceBednar should not be regarded as a representation by the Company or any other person that the Projections will prove to be correct. Neither PriceBednar or any party to whom any of the Projections were provided assumes any responsibility for the accuracy of such information and, in connection with its review, PriceBednar assumed without independent verification that the Projections were reasonably prepared on basis reflecting the best currently available estimates and judgments of the management which prepared the Projections. PriceBednar also was provided copies of appraisals of the Company's land and the Inn which were prepared in 1995 and 1996, respectively.

     Based upon its analysis, PriceBednar calculated implied net asset values of the Company and NewSub immediately following the Proposed Split-Off, assuming the Split-Off had occurred on the Effective Date, of $9.3 million and $6.2 million, respectively. This represented a division of the net assets of the Company which results in NewSub acquiring approximately 40% of the net assets of the Company in exchange for shares of Common Stock representing a 42% interest in the Company.

     Pursuant to a letter agreement dated June 17, 1996 (the "Engagement Letter"), the Company engaged PriceBednar to render its opinion with respect to fairness of the Proposed Split-Off. Pursuant to the terms of the Engagement Letter, the Company has agreed to pay PriceBednar upon delivery of their opinion, a fee not to exceed $35,000. To date, PriceBednar has been paid $31,101 by the Company. The Company has also agreed to reimburse PriceBednar for its reasonable out-of-pocket expenses, including attorney's fees, and to indemnify PriceBednar against certain liabilities.

CONFLICTS OF INTEREST

     Due to his direct involvement in the Proposed Split-Off, the interests of J.T. Williams, Jr. in the Proposed Split-Off are different from the interests of other shareholders of the Company. The Proposed Split-Off was first proposed by Proactive, and the material terms of the Agreement were determined principally in negotiations between Mr. Williams and Proactive. Shareholders of the Company should consider the interests of Mr. Williams and Proactive in the Proposed Split-Off in connection with their vote. Except for the interests of J.T. Williams, Jr. in the Proposed Split-Off and the interests described below, there are no material differences between the benefits to be received in connection with the Proposed Split-Off by the executive officers, directors or affiliates of the Company other than J.T. Williams, Jr. and the benefits to be received in connection with the Proposed Split-Off by the other shareholders of the Company.

     Employment Agreements. Pursuant to the Agreement, the Company will (i) enter into employment agreements with J.T. Williams, Jr. and David K. Williams, pursuant to which they will continue to serve as President and Executive Vice President, respectively, of the Company for periods of ten years and three years, respectively, and (ii) enter into three-year employment agreements with three other key employees of the Company, each of whom is related to J.T. Williams, Jr. See "-Terms of the Agreement-Other Agreements."

     Proactive. Mark A. Conner, Chairman of the Board and President of Proactive, has been nominated to become a director of the Company at the Annual Meeting. See "Election of Directors." Proactive beneficially owned 315,250, or approximately 21.9%, of the outstanding Common Stock as of the Record Date, and Mark A. Conner beneficially owns approximately 66% of the outstanding voting securities of Proactive. See "Security Ownership of Certain Beneficial Owners and Management." As a result of the Proposed Split-Off, and assuming that it does not acquire any additional shares of Common Stock, Proactive will beneficially own approximately 35.5% of the outstanding Common Stock and become the largest shareholder of the Company.

     In connection with the Proposed Split-Off, Proactive has agreed to make a $2 million loan to the Company, the proceeds of which will be transferred to NewSub as part of the Proposed Split-Off. As a condition to the Proactive Loan, if the Proposed Split-Off is consummated, Messrs. Redmon and Fuqua will resign as directors of the Company and Langdon S. Flowers, Jr. and Robert E. Maloney, Jr., nominees of Proactive, will become directors of the Company. Proactive has also requested, although not as a condition of the Proactive Loan, that members of Proactive's board of directors and up to six sales associates selected by Proactive be given honorary memberships in the Country Club, in each case so long as Proactive is actively selling property in Eagle's Landing, that Mr. Conner be given a family membership in the Country Club for as long as NewSub owns the Country Club and that Mr. Conner be provided a room at the Inn for a period of six months after the closing of the Proposed Split-Off. Although the terms of this request have not been incorporated into the Agreement, Mr. Williams has indicated to the Company that he intends to cause NewSub to provide such benefits to Proactive. See "-Terms of the Agreement-Other Agreements" and "Election of Directors."

     Proactive and the Company also intend to enter into an agreement for Proactive to provide sales personnel, sales training and techniques to the Company on a basis not to exceed the Company's current selling costs.

      Related Party Transactions. For a description of certain other agreements and transactions between the Company and its executive officers and directors and their affiliates, see "Compensation of Executive Officers and Directors-Certain Relationships and Related Transactions."

GOVERNMENTAL AND REGULATORY APPROVALS

     The Company is not aware of any material governmental or regulatory approvals required for consummation of the Proposed
Split-Off, other than compliance with applicable corporate laws.

FEDERAL INCOME TAX CONSEQUENCES

     The Proposed Split-Off will not have any federal income tax consequences to the shareholders of the Company. The Proposed Split-Off, when consummated, is expected to be a nontaxable transaction to the Company for federal income tax purposes. Accordingly, no gain or loss would be recognized by the Company for federal income tax purposes as a result of the Proposed Split-Off. However, circumstances beyond the Company's control, including additional purchases of Common Stock by Proactive, could result in the Proposed Split-Off being treated as a taxable transaction to the Company for federal income tax purposes.

ACCOUNTING TREATMENT

     The Proposed Split-Off will be accounted for as a treasury stock transaction. The consideration for the shares of Common Stock received by the Company from Mr. Williams in the Proposed Split-Off will be deemed to be the cost basis of the assets transferred to NewSub, net of assumed liabilities. No gain or loss will be recognized in connection with the Proposed Split-Off. Following the Closing, the business operations transferred to NewSub in connection with the Proposed Split-Off will be accounted for as discontinued operations for the current and prior periods.

ABSENCE OF DISSENTERS' RIGHTS OF APPRAISAL

     Florida law governs the rights of shareholders in connection with the Proposed Split-Off. Based upon the Company's Articles of Incorporation and Bylaws and under the applicable provisions of the FBCA, holders of Common Stock will not be entitled to rights of appraisal or similar rights of dissenters in connection with the Proposed Split-Off.


            UNAUDITED PRO FORMA FINANCIAL STATEMENTS

     The following unaudited pro forma condensed balance sheet as of April 30, 1996 and the pro forma condensed statements of earnings for the year ended April 30, 1996 have been prepared by adjusting the Company's historical condensed balance sheet as of April 30, 1996 and the Company's condensed statement of earnings for the year ended April 30, 1996. The historical financial statements have been adjusted to give effect to the Split-Off as if the Split-Off had occurred as of April 30, 1996 for the Pro Forma Condensed Balance Sheet and as of May 1, 1995 for the Pro Forma Condensed Statement of Earnings. Such pro forma adjustments are described in the accompanying notes to the pro forma financial statements which should be read in conjunction with the pro forma financial statements. Such pro forma financial statements should also be read in conjunction with the Company's historical financial statements and notes thereto appearing elsewhere herein.

     The pro forma financial statements presented herein do not purport to be indicative of the actual financial position or results of operations of the Company had the Split-Off actually been consummated on the dates indicated or of the future financial position or future results of operations of the Company which will result from the consummation of the Split-Off.










           Killearn Properties, Inc. and Subsidiaries
              Pro Forma Consolidated Balance Sheet
                         April 30, 1996
                           (Unaudited)



                                                      Pro
                       Historical     Adjustments    Forma
ASSETS
Cash                   $160,147     $(1,973,153)(a) $
                                      2,000,000(b)   186,994
Cash in improvement
 trust funds            164,127               -      164,127
Accounts receivable     762,389        (447,618)(a)  314,771
Notes receivable      6,833,066                    6,833,066
Land contracts
 receivable             556,839               -      556,839
Less:   Allowance
 for uncollectibles    (151,295)         14,216(a)  (137,078)
Net receivables       8,000,999        (433,402)(a)7,567,597
Investment in joint
 ventures                76,105         (74,695)(a)    1,410
Residential real
 estate held for
 sale                   158,306               -      158,306
Real estate held
 for development
 and sale:
   Land developed and
   under development 30,605,307      (7,263,849)(a)23,341,458
   Real estate under
   contract for sale  2,796,104               -    2,796,104
                     33,401,411      (7,263,849)  26,137,562
Property under contract
 for sale               383,193               -      383,193
Property and equipment:
   Golf course        1,660,931      (1,660,931)(a)        0
   Buildings          8,511,605      (7,482,458)(a)1,029,147
   Machinery, equipment
   and vehicles       2,599,651      (2,241,493)(a)  358,158
   Furniture and fixtures216,758              -      216,758
     Total property and
     equipment       12,988,945     (11,384,882)   1,604,063
     Less:   Allowance
      for depreciation(3,612,472)     3,051,400     (561,072)
     Property and
      equipment, net  9,376,473      (8,333,482)   1,042,991
Construction under
 development          3,949,947      (3,949,947)(a)        0
Other assets            242,490        (182,894)(a)   60,096
Total Assets       $ 55,913,698    $(20,211,422)$ 35,702,276

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
   Accounts payable and
   other accrued expenses$  5,318,323$ (1,369,388)(a)$2,117,933
                                     (1,831,002)(c)
   Income taxes payable1,774,335              -    1,774,335
   Accrued interest     447,964               -      447,964
   Customers' deposits1,518,737      (1,243,440)(a)  275,297
   Debt              19,664,813       (395,713)(a)
                                      2,000,000(b)21,269,100
   Deferred income    2,694,745               -    2,694,745
   Deferred income taxes5,272,197             -      5,272,197
Total Liabilities    36,691,914      (2,839,543)  33,851,571

Stockholders' Equity
   Common stock         143,874               -      143,874
   Additional paid-in-
    capital           6,846,014               -    6,846,014
   Retained earnings 12,232,696               -    12,232,696
     less:  Treasury
      Stock                   -     (17,371,880)(d)(17,371,880)
Total Stockholders'
 equity              19,222,584     (17,371,880)   1,850,704
Total Liabilities and
 Stockholders' Equity$ 55,913,697  $(20,211,422)$ 35,702,276

    See Notes to Pro Forma Consolidated Financial Statements
































           Killearn Properties, Inc. and Subsidiaries
          Pro Forma Consolidated Statement of Earnings
                For the Year Ended April 30, 1996
                           (Unaudited)




                           For the Year Ended April 30, 1996
                                                      Pro
                       Historical     Adjustments    Forma

Revenues:
   Sales of lots    $ 5,437,540     $       -    $5,437,540
   Other land sales  10,691,633        55,232(e) 10,746,865
   Less:
       Estimated
      uncollectibles    (85,285)            -       (85,285)
          Net land sales16,043,888     55,232    16,099,120
   Sales of residential
    construction         45,500             -        45,500
   Commission income    321,803                     321,803
   Revenue from operating
    golf and country club3,122,522 (3,122,522)(f)         0
   Interest income      899,115             -       899,115
   Equity in income from
    joint ventures      563,064       (97,010)(f)   466,054
   Other income          31,375             -        31,375

       Total revenues 21,027,267   (3,164,300)   17,862,967

Costs and Expenses:
   Cost of lots sold  3,833,208             -     3,833,208
   Cost of other land
    sold              8,059,027             -     8,059,027
   Cost of residential
    construction sold    42,063             -        42,063
   Commissions and
    selling expenses  1,078,646       504,990(g)  1,583,636
   Operating costs of golf
    and country club  3,019,724    (3,019,724)(f)         0
   Interest expense     451,766        (7,769)(f)   442,996
   Depreciation         735,551      (624,093)(f)   111,458
   Property taxes       282,425      (100,209)(f)   182,216
   Litigation settlement
    and expenses         27,197             -        27,197
   General and adminis-
    trative expenses  1,589,409      (200,000)(h) 1,389,409
       Total costs and
         expenses    19,119,016    (3,446,806)   15,672,210
       Earnings before
         income taxes 1,908,251       282,505     2,190,756
Income taxes            664,896        55,130       720,025
Net earnings        $ 1,243,355 $     227,375   $ 1,470,731

Earnings per share        $0.84                       $1.66
Weighted average shares

                      1,438,733                     887,412


    See Notes to Pro Forma Consolidated Financial Statements























           Killearn Properties, Inc. and Subsidiaries
             Notes to Pro Forma Financial Statements
                           (Unaudited)



(a) To record the Company's transfer to NewSub of the assets specified in the Agreement and the assumption by NewSub of the liabilities related to such assets. The values assigned to the transferred assets and assumed liabilities are the book values as of April 30, 1996. The pro forma balance sheet does not reflect the assumption by NewSub of the $3 million Inn Loan, which was obtained by the Company subsequent to April 30, 1996. See "The Proposed Split-Off-Terms of the Agreement-Assumed Liabilities."

(b) To record the receipt by the Company of the Proactive Loan and the resulting increase in the Company's debt. See "The
     Proposed Split-Off-Terms of the Agreement-Other Agreements."

(c) To eliminate the liability associated with post retirement obligations of the Company under its employment agreement with J.T. Williams, Jr. See "Compensation of Executive Officers and Directors-Employment Agreements."

(d) To record the acquisition by the Company of the shares of Common Stock and options to purchase Common Stock to be exchanged for the shares of NewSub on the basis of the book value of the transferred assets, net of the assumed liabilities.

(e) To record the recognition of deferred profit on land sold to a joint venture, the Company's interests in which will be transferred to NewSub.

(f) To eliminate the income and expenses associated with the assets to be transferred to NewSub.

(g) To reclassify Country Club initiation fees, paid by the Company on behalf of purchasers of residential lots, as an expense.

(h) To reduce the salary paid to J.T. Williams to the amount payable under the new employment agreement to be entered into by the Company and Mr. Williams in connection with the Proposed Split-Off. See "The Proposed Split-Off-Terms of the Agreement-Other Agreements."








         PRICE RANGE OF COMMON STOCK AND RELATED MATTERS

     Market Information.   The Common Stock is traded on the AMEX
under the symbol "KPI." The following table sets forth for the periods indicated the high and low closing sales prices per share, as reported by AMEX.




                           High           Low

FISCAL 1996

Quarter Ended 7/31/95     5 1/8       4 11/16
Quarter Ended 10/31/95    6 1/2        4 9/16
Quarter Ended 1/31/96     6 3/8             5
Quarter Ended 4/30/96     9 3/4         5 3/4

FISCAL 1995

Quarter Ended 7/31/94     4 7/8         4 1/4
Quarter Ended 10/31/94        6         4 1/2
Quarter Ended 1/31/95     4 7/8         4 1/8
Quarter Ended 4/30/95     6 3/8         4 1/8





     On May 20, 1996, the last trading day before the Proposed Split-Off was publicly announced, the reported high and low sales prices of the Common Stock were $9.375 and $9.25, respectively, and the closing price was $9.375 per share. On August 1, 1996, the last trading day before the Company announced the execution of the Agreement, the reported high and low sales prices of the Common Stock were $9.0625 and $8.875, respectively, and the closing price was $8.875 per share. On August 23, 1996, the last trading day for which information was available prior to the printing of this proxy statement, the closing sales price of the Common Stock was $8.625 per share. Shareholders are encouraged to obtain current quotations for the market price of the Common Stock before voting on the Proposed Split-Off.

     As of August 27, 1996, there were approximately 600 record holders of the Common Stock (including security position listings).

     DIVIDENDS. The Company has never declared cash dividends and currently has no plans to declare dividends in the foreseeable future. Any future determination by the Board of Directors to pay dividends will be made only after consideration of the Company's financial condition, results of operations, capital requirements and other relevant factors. Payment of cash dividends is also restricted by the Company's credit facilities.


                      ELECTION OF DIRECTORS

     The Company's Articles of Incorporation and Bylaws provide that the Board of Directors shall consist of not less than three nor more than fifteen persons. The Board of Directors has fixed the number of directors of the Company at seven and, at present, there are six persons serving on the Board. The Articles of Incorporation provide that the Board of Directors shall be divided into four classes and that each class shall be as nearly equal in number as possible. As a result, the Company has four classes of directors, with one class comprised of one director and three classes comprised of two directors. Each class of directors serves for a period of four years. The term of office of the directors elected at the Annual Meeting expires in 2000, while the terms of office of the other three classes of directors expire in 1997, 1998 and 1999, respectively.

     At the Annual Meeting, the persons named in the enclosed proxy will vote all shares of Common Stock represented by valid proxies for the election of the nominees named below, unless such proxy directs otherwise. The nominees will hold office until the annual meeting of shareholders in 2000 and until their successors are duly elected and qualified. The Board of Directors does not expect that the nominees named below will be unable to stand for election, but, in the event that they are unable to serve for any reason, the shares represented by the proxies will be voted for a substitute or substitutes chosen by the Board of Directors. THE BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE IN FAVOR OF THE NOMINEES NAMED IN THE PROXY STANDING FOR ELECTION TO THE BOARD.

     The following table sets forth certain information with respect to the nominee for election to the Board of Directors and the directors continuing in office:




                                   Director     Term
     Name                Age       Since        Expires

Melvin L. Pope, Jr.       63       1977         2000
Mark A. Conner            30       ---          2000

          Current Directors Whose Terms of Office Will
            Continue Subsequent to the Annual Meeting

J.T. Williams, Jr.        63       1964         1999
David K. Williams         36       1992         1999
Don Fuqua                 63       1970         1998
Mallory E. Horne          71       1990         1998
Peter Redmon              56       1983         1997

(continued)


     Name                          Principal Occupation

     Melvin L. Pope, Jr.           General Agent, Northwestern
                                   Mutual Life Insurance Company,
                                   for more than twenty years

     Mark A. Conner                Real estate developer since
                                   1987; President of Capital
                                   First since January 1994;
                                   President and director of
                                   Proactive since February 1996

          Current Directors Whose Terms of Office Will
            Continue Subsequent to the Annual Meeting

     J.T. Williams, Jr.            Chairman of the Board and
                                   President of the Company since
                                   1970

     David K. Williams             Executive Vice President and
                                   Secretary of the Company since
                                   May 1994; President, Florida
                                   Operations from June 1989 to
                                   May 1994

     Don Fuqua                     Association Executive and
                                   Former Member, United States
                                   House of Representatives

     Mallory E. Horne              Director, Public Employees
                                   Relations Commission, State of
                                   Florida, Former Member, Florida
                                   Senate and Florida House of
                                   Representatives

     Peter Redmon                  President and Chief Executive
                                   Officer of W. C. Redmon Co., a
                                   manufacturer of houseware
                                   products, for more than twenty
                                   years



     If the Proposed Split-Off is consummated, Messrs. Redmon and Fuqua will resign, and Langdon S. Flowers, Jr. and Robert E. Maloney, Jr., nominees of Proactive, will be appointed, as directors. See "The Proposed Split-Off-Terms of the Agreement-Other Agreements." The following information concerning Messrs. Flowers and Maloney has been provided by Proactive:

       Langdon S. Flowers, Jr. has been engaged through several private companies in management and development activities since 1984. From 1974 to 1984, Mr. Flowers served in various capacities for Flowers Industries, Inc., a baking firm, including as President of Flowers Baking Company and Schott's Bakery and a Corporate Regional Vice President.

       Robert E. Maloney, Jr. has been Vice President and Corporate Counsel of Capital First since January 1996 and Corporate Counsel of Proactive since February 1996. From 1989 to December 1995, Mr. Maloney was engaged in the private practice of law with the firm of Fee, Bryan & Koblegard, P.A., Fort Pierce, Florida.

     Meetings of the Board of Directors. The Board of Directors held four meetings during fiscal 1996. No director attended fewer than 75% of the aggregate of the total number of meetings of the Board of Directors and the total number of meetings of the committees on which he served.

     Committees. The Board of Directors has an Audit Committee and a Compensation Committee. The Board does not have a nominating committee. This function is performed by the Board of Directors as a whole.

     The Audit Committee is comprised of Messrs. Fuqua, Horne, Pope and Redmon. During fiscal 1996, the Audit Committee held two meetings. The Audit Committee's responsibility is to ascertain that the Company's financial statements reflect fairly the financial condition of the Company and to appraise the soundness, adequacy and application of accounting and operating controls. The Audit Committee recommends independent auditors to the Board of Directors, reviews the scope of the audit functions of the independent auditors and reviews audit reports rendered by the independent auditors.

     The Compensation Committee is comprised of Messrs. Fuqua, Horne, Pope and Redmon. During fiscal 1996, the Compensation Committee held two meetings. The Compensation Committee's responsibility is (i) to review all employment agreements and other compensation arrangements for all of the Company's executive officers, (ii) to review all agreements between the Company and its executive officers and directors, (iii) to review and propose incentive and other compensation plans, such as pension, retirement, profit sharing and stock option plans, for the benefit of the Company's employees, and (iv) to administer the Company's 1992 Incentive Stock Option Plan and the award of stock options to employees of the Company thereunder.

     Compliance with Section 16(a) of the Securities Exchange Act of 1934. Section 16(a) of the Securities Exchange Act of 1934 requires the Company's directors and executive officers, and persons who own more than 10 percent of the Common Stock, to file with the Securities and Exchange Commission (the "SEC") initial reports of ownership and reports of changes in ownership of Common Stock. Officers, directors and greater than 10 percent stockholders are required by SEC regulation to furnish the Company with copies of all Section 16(a) forms they file. To the Company's knowledge, based solely on review of the copies of such reports furnished to the Company representations that no other reports were required, during the fiscal year ended April 30, 1996 all Section 16(a) filing requirements applicable to its officers, directors and greater than ten percent beneficial owners were complied with.


        COMPENSATION OF EXECUTIVE OFFICERS AND DIRECTORS

COMPENSATION OF EXECUTIVE OFFICERS

     Summary Compensation Table. The following table sets forth information concerning compensation earned for services rendered to the Company during fiscal 1996, 1995 and 1994 to the Company's Chief Executive Officer and its only other executive officer (other than the Chief Executive Officer) whose fiscal 1996 salary and bonus exceeded $100,000 (the "Named Executive Officers").


                   SUMMARY COMPENSATION TABLE





                    Annual Compensation
                                                  Other Annual
Name and Principal  Fiscal    Salary    Bonus     Compensation
Position            Year      ($)       ($)       ($)(1)

J.T. Williams, Jr.  1996      184,321   126,120   140,000
President and Chief 1995      176,667   124,207    35,000
Executive Officer   1994      172,362   121,337    49,453


David K. Williams   1996       92,834    78,153      --
Executive Vice      1995       91,659    50,000      --
President


(continued)


                                   Long-Term
                                   Compensation
                              Option    LTIP      All Other
Name and                      Awards    Payouts   Compensation
Principal Position            (#)       ($)       ($)(2)

J.T. Williams, Jr.                  0   --        9,644
President and Chief                 0   --        9,644
Executive Officer             100,000   --        9,644


David K. Williams                   0   --        2,304
Executive Vice President            0   --        2,304




________________________

(1) The amounts disclosed in this column are the amounts accrued by the Company during the fiscal year for the post retirement obligations of the Company under Mr. Williams' employment agreement. See "-Employment Agreements." The amount of perquisites and personal benefits provided to each Named Executive Officer is less than $50,000 or 10% of the total annual salary and bonus set forth in the columns entitled "Salary" and "Bonus" for each Named Executive Officer and, accordingly, has been omitted from the table as permitted by the rules of the Commission.

(2) The amounts disclosed in this column represent payments by the Company of premiums for life insurance on behalf of the named executive officers. See "-Deferred Compensation."


     Option Grants During Fiscal 1996. No options were granted to either of the Named Executive Officers during fiscal 1996.

     Aggregated Fiscal Year-End Option Value Table. The following table sets forth certain information concerning unexercised stock options held by the Named Executive Officers as of the end of fiscal 1996. No stock options were exercised by either of the Named Executive Officers during fiscal 1996, and options to purchase 5,000 shares of Common Stock held by David K. Williams expired unexercised during fiscal 1996.


               1996 FISCAL YEAR-END OPTION VALUES




                          Number of Unexercised Options
                          at 1996 Fiscal Year End(#)(1)

     Name                 Exercisable        Unexercisable

J.T. Williams, Jr.        100,000            --


(continued)

                              Value of Unexercised
                             In-the-Money Options at
                           1996 Fiscal Year End($)(2)

     Name                 Exercisable        Unexercisable

J.T. Williams, Jr.        615,000            --



___________________

(1) The closing price for the Common Stock on April 30, 1996, as reported by Amex, was $9.75.


EMPLOYMENT AGREEMENTS

     In July 1982, the Company entered into a ten year employment agreement with J.T. Williams, Jr., Chairman of the Board and President of the Company, pursuant to which Mr. Williams performs services for the Company on a substantially full-time basis. This agreement was extended in April 1992 for an additional five years on the same terms as the original agreement. The employment agreement provided for an annual compensation to Mr. Williams for fiscal 1996 of $310,441 and provides for annual increases or decreases thereafter based on the Consumer Price Index. Mr. Williams is entitled to receive, pursuant to the employment agreement, an annual bonus equal to 10% of the pre-tax income of the Company on a cumulative basis, the payment of which is not to exceed $80,000 per year adjusted by changes in the CPI since 1982. Mr. Williams' employment agreement also provides certain other benefits to him, including the right to participate in those benefit plans of the Company which are presently made available by the Company to its executive personnel.

     The employment agreement provides that the above described additional deferred compensation will be paid to Mr. Williams, beginning at retirement at the rate of $100,000 per year subject to adjustment for changes in the CPI since 1982, as retirement income for the remainder of his life. In the event that Mr. Williams dies at any time prior to the date of his retirement, the Company is obligated pursuant to the employment agreement to pay to Mr. Williams' estate or heirs, as the case may be, the full amount of such retirement income for a period of ten years after the date of his death. In the event that Mr. Williams dies at any time subsequent to the date of his retirement but prior to the date which is ten years after the date of his retirement, the Company is obligated pursuant to the employment agreement to continue to pay Mr. Williams' estate or heirs, or to such person as Mr. Williams shall designate in writing to the Company, as the case may be, the full amount of such retirement income for the remainder of such ten year period. At present, it is anticipated that a substantial portion of such retirement income will be funded by insurance policies previously purchased by the Company.

     Mr. Williams' employment agreement contains a provision which requires the Company to purchase annuities or otherwise secure all future payments to Mr. Williams under the employment agreement in the event that any person or entity unaffiliated with the Company, as of July 1982, acquires or gains control, directly or indirectly, of more than twenty percent of the voting stock of the Company, either with or without the consent of the Board of Directors.

     Pursuant to the Agreement, in connection with the Proposed Split-Off NewSub will assume the Company's obligations to J.T. Williams, Jr. under the employment agreement described above. The Company will also enter into employment agreements with J.T. Williams, Jr. and David K. Williams, pursuant to which they will continue to serve as President and Executive Vice President, respectively, of the Company for periods of ten years and three years, respectively. The employment agreement with J.T. Williams, Jr. will provide for an annual salary for the first five years of $200,000 and $150,000 thereafter, and the employment agreement with David K. Williams will provide for an annual salary of $96,242, in each case plus cost of living increases of 5% per year. In addition, David K. Williams will be entitled to receive a $20,000 bonus if the Company pre-tax earnings are in excess of $600,000 in any fiscal year during the term of the Agreement. Both employment agreements provide that the employees will not compete with the Company within five miles of the Company's Eagle's Landing project for a period of five years after execution of the agreement. See "The Proposed Split-Off-Terms of the Agreement-Other Agreements."

DEFERRED COMPENSATION

     The Company has in effect an informal deferred compensation arrangement for the benefit of certain officers of the Company, pursuant to which the Company pays annually the premiums on life insurance policies on the lives of these officers. At age 65, these policies can be converted into annuities to provide funds for the retirement of these officers. The amounts paid by the Company for premiums on the policies for the benefit of the named executive officers are included in the Summary Compensation Table, above.

COMPENSATION OF DIRECTORS

     For fiscal 1996, each director received compensation of $12,000. No additional fees were paid by the Company to the Directors who served on committees of the Board. All directors are reimbursed for their out-of-pocket expenses incurred in attending
Board of Directors and committee meetings.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     According to a written policy adopted by the Board of Directors, all directors, officers and employees of the Company and their associates and affiliates (as those terms are defined by the federal securities laws) are provided with a discount in connection with purchases of lots and/or acreage from the Company. Such sales have been entered into by the Company in the ordinary course of its business and have been made on substantially the same material terms as those generally prevailing at the time for comparable sales of lots and/or acreage to unaffiliated persons. The discount is equal to eighty percent of the brokerage commission which would otherwise be payable by the Company to its brokerage subsidiary and/or to independent real estate brokers. The brokerage commission is generally equal to ten percent of the retail purchase price for the lot or acreage being sold. The purchase price for each lot or tract purchased by the Company employees and their associates and affiliates is reduced by the amount of the eighty percent discount on the real estate commission. During fiscal 1996 and 1995, no director or officer purchased a lot from the Company. It is expected that this discount on the real estate commission will continue to be given to directors, officers and employees of the Company and their associates and affiliates in the future. All directors and officers are provided, at no charge, memberships in Golden Eagle Country Club, Killearn Golf and Country Club and Eagle's Landing Country Club.

     In 1986, the Company purchased a 2,600 acre parcel of real estate in Henry County, Georgia, from J.T. Williams, Jr. and a non-related third party. Pursuant to that purchase, Mr. Williams received a promissory note from the Company in the principal amount of $1,764,053, to be paid from one-half of the profits from the development and sale of the property. In April 1991, the entire balance was due; however, Mr. Williams approved the extension of the note and the Company issued new notes which are payable at prime plus 1% per annum, with a ten year amortization of the principal. During fiscal 1996 and 1995, $109,758 and $187,617 in principal, respectively, and $55,018 and $74,982, respectively, in interest payments were made on the note. At April 30, 1996, the balance due to Mr. Williams was $492,181.

     The Company purchases certain of its life insurance contracts through an insurance agency which is affiliated with Melvin L. Pope, Jr., a director of the Company. During fiscal 1996 and 1995, payments for premiums on all insurance contracts arranged by this agency were $109,104 and $185,239, respectively. Additional insurance contracts are expected to be purchased by the Company from this agency in the future.

     Mark A. Conner, a nominee for director, is the Chairman of the Board and President of Proactive and beneficially owns approximately 66% of the outstanding voting securities of Proactive. As of the Record Date, Proactive beneficially owned 315,250, or approximately 21.9% of the outstanding Common Stock.
In connection with the Proposed Split-Off, Proactive has agreed to make a $2 million loan to the Company, the proceeds of which will be transferred to NewSub as part of the Proposed Split-Off. See "The Proposed Split-Off-Terms of the Agreement-Other Agreements." At April 30, 1996, Capital First, a wholly owned subsidiary of Proactive, had notes payable to the Company of approximately $6.8 million. Capital First incurred such indebtedness in connection with the purchase of the Company's Florida assets. In November 1993, the Company entered into two agreements to sell substantially all of its Florida assets to Capital First for approximately $25.7 million. As of April 30, 1996, approximately $25 million of the sale had closed, and the remaining portions of the sale are expected to close in fiscal 1997. In connection with the sale, Capital First assumed approximately $9.2 million of the Company's debt, on which the Company remains liable; issued notes to the Company, secured by a second mortgage on most of the assets purchased, totalling approximately $8.1 million; and paid approximately $7.7 million cash. The notes are payable over the next three years and bear interest at 7% and 10% per annum.
Capital First became a wholly owned subsidiary of Proactive in February 1996.


 SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The following table sets forth as of August 15, 1996 certain information with respect to beneficial ownership of Common Stock by
(i) each person who is known by the Company to own beneficially more than 5% of the Common Stock; (ii) each director and director nominee; (iii) each Named Executive Officer; and (iv) the directors and executive officers of the Company as a group.



Name of Beneficial Owner(1)    Number of
                               Shares(2)       Percent

J.T. Williams, Jr. (1)(2)       651,321          42.3%
100 Eagle's Landing Way
Stockbridge, GA  30281

Proactive Technologies,         315,250          21.9%
 Inc. (3)
7118 Beech Ridge Trail
Tallahassee, Florida  32312

Susan Thompson, Trustee of       93,280           6.5%
the Killearn Properties, Inc.
Employee Profit-Sharing Trust
3520 Thomasville Road, Fourth Floor
Tallahasse, Florida 32308

Southeast Asset Management,      82,000           5.7%
 Inc. (3)
860 Ridge Lake Blvd., Ste. 301
Memphis, Tennessee  38119

Don Fuqua (4)                     1,695           *

Mallory E. Horne                      -           -

Melvin L. Pope, Jr. (5)             300           *

Peter Redmon                          -           -

David K. Williams (6)            19,250           1.3%

Mark A. Conner (7)              315,250          21.9%

All directors, director
 nominees and executive
 officers as a group
 (7 persons)(1)(2)(4)(5)(6)
 (7)                            968,566          62.9%



________________________
(1) Includes 25,500 shares held by Mr. Williams as trustee for his children and 100,000 shares subject to immediately exercisable stock options. If the Proposed Split-Off is consummated, such stock options will be canceled. See "The Proposed Split-Off-Terms of the Agreement."

(2) Excludes 59,172, 7,301 and 66,473 shares held by the Trustee of the Company's Employee Profit-Sharing Trust and allocated to the accounts of J.T. Williams, Jr., David K. Williams and all executive officers and directors as a group, respectively.

     The Trustee has sole voting and dispositive power over such shares of Common Stock.

(3)  Based on filings made with the Securities and Exchange
     Commission.

(4)  Includes 30 shares held by Mr. Fuqua's wife.

(5) Includes 25 shares held by Mr. Pope's wife and 275 shares held by Mr. Pope as custodian for his children.

(6) Includes 19,250 shares held by J.T. Williams as trustee for David K. Williams. See note (1), above.

(7) Includes shares held by Proactive. Mr. Conner is the Chairman of the Board and President of Proactive and beneficially owns approximately 66% of the outstanding voting securities of Proactive.



                 INDEPENDENT PUBLIC ACCOUNTANTS

     The firm of Coopers & Lybrand, L.L.P. served as the Company's independent public accountants for the year ended April 30, 1996. Representatives of Coopers & Lybrand, L.L.P. are expected to be present at the Annual Meeting to respond to appropriate questions from shareholders, and will have an opportunity, if they desire, to make a statement.


            SHAREHOLDER PROPOSALS FOR ANNUAL MEETING

     Shareholders wishing to submit proposals for inclusion in the Company's proxy statement relating to its 1997 annual meeting of shareholders must submit such proposals to the Secretary of the Company at its principal executive offices, 100 Eagle's Landing Way, Stockbridge, Georgia 30281, not later than April 29, 1997 for consideration by the Company for possible inclusion in such proxy materials. Such proposals must comply with the applicable requirements of the Exchange Act and the Rules and Regulations thereunder.






























                           APPENDIX A










          AGREEMENT DATED AS OF AUGUST 1, 1995, BETWEEN

        KILLEARN PROPERTIES, INC. AND J.T. WILLIAMS, JR.









































                            AGREEMENT

     This Agreement (the "Agreement"), dated as of August 1, 1996, by and between Killearn Properties, Inc., a Florida corporation
("Killearn"), and J.T. Williams, Jr. ("Williams").

                            RECITALS

     WHEREAS, Killearn received a proposal from Proactive
Technologies, Inc. ("Proactive"), a significant shareholder of Killearn, to effect the transactions contemplated by this Agreement (such transactions being referred to herein as the "Split-Off");
and

     WHEREAS, the Board of Directors of Killearn (the "Board") has considered such proposal, and has approved this Agreement and authorized the execution hereof; and

     WHEREAS, Killearn and Williams desire to enter into this Agreement for the purpose of setting forth the terms of the Split-Off and certain representations, warranties and covenants made by each to the other as an inducement to the execution and delivery of this Agreement and the conditions precedent to the consummation of the Split-Off;

     NOW, THEREFORE, in consideration of the representations and warranties and mutual promises and obligations contained herein, the parties hereto hereby agree as follows:

1.   THE SPLIT-OFF; OTHER AGREEMENTS; CLOSING.

     (a)THE SPLIT-OFF. Subject to and in accordance with the terms and conditions of this Agreement, and in accordance with applicable law, the parties hereto shall take the following actions (which actions, taken together, shall constitute the Split-Off):

          (i) FORMATION OF NEWSUB; TRANSFER OF ASSETS. Killearn shall organize and incorporate a Florida corporation ("NewSub").
On or prior to the Closing Date, Killearn will transfer and contribute to NewSub, in exchange for shares of the capital stock of NewSub (the "NewSub Shares"), the assets set forth on Exhibit A attached hereto (the "Transferred Assets"), free and clear of all mortgages, liens, security interests and other encumbrances ("Liens"), except as otherwise provided herein. The exact legal descriptions of the real property described on Exhibit A, and schedules describing all personal property identified on Exhibit A, have been agreed upon by Killearn and Williams, and such legal descriptions and schedules shall be utilized for purposes of identifying the determining the Transferred Assets. Such transfer shall be effected by means of such deeds, bills of sale and other instruments of conveyance and assignment as shall be mutually agreed upon by Killearn and Williams.

          (ii) ASSUMPTION OF LIABILITIES. On or prior to the Closing Date, Killearn shall cause NewSub to assume and agree to satisfy and discharge as the same become due, the liabilities and obligations of Killearn set forth on Exhibit B attached hereto (the "Assumed Liabilities"). Such assumption shall be effected by means of such assumption agreements, undertakings and other documents or instruments as shall be mutually agreed upon by Killearn and Williams.

          (iii) EXCHANGE OF SHARES; CANCELLATION OF OPTIONS. On the Closing Date, the Company shall transfer all of the NewSub Shares to Williams in exchange for: (i) the 551,321 shares of Common Stock of Killearn held by Williams and (ii) the cancellation of the stock options to acquire 100,000 shares of Common Stock of Killearn held by Williams as of the date hereof. At the Closing, each party shall deliver to the other certificates representing all of the shares of stock being transferred by it hereunder, duly endorsed for transfer.

          (iv) EFFECTIVE DATE OF SPLIT-OFF. Notwithstanding the actual date of Closing, the transactions contemplated by this Agreement shall be given effect as if such transactions had occurred on May 1, 1996 (the "Effective Date"). Accordingly, the actual amount of cash and accounts receivable to be transferred to NewSub on the Closing Date as part of the Transferred Assets will
(i) be reduced by NewSub's pro rata portion of property taxes, insurance premiums and other expenses associated with the assets to be transferred to NewSub paid or incurred by the Company between the Effective Date and the Closing Date and (ii) be increased by the amount of income generated by the assets to be transferred to NewSub received by the Company between the Effective Date and the Closing Date, including the proceeds from the sale of any land which was to be transferred to NewSub (less closing costs and commissions in connection with the sale).

          (v) VALUATION OF ASSETS. Killearn and Williams acknowledge and agree that the Transferred Assets and the Assumed Liabilities were identified and selected in negotiations and discussions between Williams and Proactive with the intention that such assets and liabilities represent approximately 42% of Killearn's total net assets at April 30, 1996. Notwithstanding the foregoing, and except as provided in Section 1(a)(iv) hereof, no adjustments shall be made in the Transferred Assets or the Assumed Liabilities to give effect to changes in such assets or liabilities subsequent to April 30, 1996.

     (b)  AGREEMENTS BETWEEN KILLEARN AND NEWSUB.

          (i) NINE HOLE GOLF COURSE. NewSub shall be obligated to construct an additional nine hole golf course on the following terms and conditions:

                 (A) Williams and Killearn shall mutually agree on the legal description of the land necessary for the golf course, which is estimated to be approximately 80 acres;

                 (B) NewSub shall complete and submit to Killearn for approval the layout of the golf course (to be designed by Tom Fazio). Killearn shall have the right to approve the layout, which approval shall not unreasonably be withheld. NewSub shall submit a final, approved layout to Killearn no later than May 1, 1997.

                 (C) Not later than six months after approval of the layout or within two months after receipt of all necessary permits, whichever is later, NewSub shall commence clearing of the land for the golf course. NewSub shall complete the golf course within eighteen months after clearing of the land commences.

                 (D) At the time clearing commences, Killearn shall transfer to NewSub the land for the golf course, free and clear of all Liens. Killearn agrees to place on all property adjacent to the transferred land, as well as the existing golf course, covenants and restrictions similar to those recorded at O.R. Book 2022, Page 111 of the Public Records of Henry County, Georgia. In addition, Killearn shall place a golf play easement on other properties owned by it adjacent to the golf courses, the exact locations and bounds of which shall be mutually agreed by Killearn and NewSub.

                 (E) Killearn shall pay to NewSub $500,000 toward the cost of the golf course, payable 10% when clearing is completed, 30% when grading is completed, 30% when grassing is completed and 30% when golf play commences.

          (ii) MAINTENANCE OF COUNTRY CLUB; MEMBERSHIPS. With respect to the Eagle's Landing Golf and Country Club (the "Country Club"):

                 (A) NewSub shall maintain the property comprising the Country Club in accordance with the standards by which such property currently is being maintained.

                 (B)  NewSub shall offer to all purchasers of
          residential lots in the Company's Eagle's Landing Country Club Community (the "Community") golf, tennis and dining memberships in the Country Club for initiation fees of $25,000, $9,000 and $2,750, respectively. NewSub shall not raise the amount of the golf membership initiation fees for at least one year after the Closing, and shall not raise the amount of the tennis or dining membership initiation fees for ten years after the Closing without Killearn's consent, which consent shall not unreasonably be withheld.


                 (C) Killearn will include in lot sales, at no cost to the purchaser, a tennis membership for all lot purchasers in the Community and a dining membership for all lot purchasers in the Windsong and Villages subdivisions, and will purchase such memberships from NewSub if the lot purchasers accept such offers.
          Killearn shall not be obligated to purchase any memberships for lot purchasers who do not desire to become members of the Country Club. Subject to any memberships limits then in effect, NewSub shall make golf memberships available to purchasers of lots from Killearn who desire to purchase such memberships, even if NewSub is required to recall such memberships from nonresident members of the Country Club to do so. Killearn and Williams acknowledge and agree that the foregoing procedures have been in effect as a policy of Killearn for several years; Killearn shall continue such procedures in effect through the Closing and will pay to NewSub on a timely basis all fees due for such memberships for persons joining the Country Club after April 30, 1996.

                 (D) NewSub will provide the members of the Board, without payment of initiation fees, honorary memberships for as long as Killearn is actively developing and selling property in Eagle's Landing, but in any event for at least four years after the Closing Date; provided, that Killearn shall guarantee all charges made by such persons.

                 (E) Provided that NewSub continues to own the Country Club, NewSub will provide Killearn, for as long as Killearn is actively developing and selling property in Eagle's Landing, but in no event longer than eight years, without payment of initiation fees, up to fifteen memberships for builders and up to six dining memberships for sales associates of Killearn; provided, that Killearn shall guarantee all charges made by such persons.

          (iii) GENERAL COVENANTS AND RESTRICTIONS. Each of Killearn and NewSub shall place on all land transferred by it subsequent to the Closing to a third party, on or before such transfer, covenants and restrictions similar to those recorded at O.R. Book 1070, Page 131 of the Public Records of Henry County, Georgia.

          (iv) JOINDER BY NEWSUB. On or prior to the Closing Date, Killearn and NewSub shall enter into a written agreement pursuant to which NewSub shall agree to be bound by the provisions of this Agreement applicable to it, as if had been a party hereto.

     (c)  OTHER AGREEMENTS OF KILLEARN.

          (i) LIENS ON TRANSFERRED ASSETS. Killearn shall use its best efforts to remove from the Transferred Assets on or prior to the Closing any and all Liens, excluding Liens associated with the Assumed Liabilities. To the extent that Killearn is unable to do so, until such time as Killearn has secured the release of all such Liens from the Transferred Assets, Killearn agrees to apply the proceeds of any payments made by Capital First Holdings, Inc. under its notes payable to Killearn (the "Capital First Notes") to the payment of debts secured by such Liens and shall assign to NewSub, as security for Killearn's obligations under this Section 1(c)(i), the Capital First Notes and all related mortgages and other security held by Killearn with respect to such notes. Killearn further agrees for the benefit of NewSub that it will timely pay all amounts due, and perform all of its other obligations, under any loan or other agreements secured by such Liens.

          (ii) EMPLOYMENT AGREEMENTS. On or prior to the Closing Date, Killearn shall enter into employment agreements with Williams and David K. Williams, pursuant to which they will continue to serve as President and Executive Vice President, respectively, of the Company for periods of ten years and three years, respectively.

The employment agreement with Williams will provide for an annual salary for the first five years of $200,000 and $150,000 thereafter, and the employment agreement with David K. Williams will provide for an annual salary of $96,242, in each case plus cost of living increases of 5% per year. In addition, David K. Williams will be entitled to receive a $20,000 bonus if Killearn's pre-tax earnings are in excess of $600,000 in any fiscal year during the term of the Agreement. On or prior to the Closing Date, Killearn shall enter into employment agreements with Dee Williams, Joseph T. Williams, III and Bert Williams to serve as Director of Landscaping and Interior Design, Chief of Construction and Head of Sales of Eagle's Landing, respectively, for annual salaries of $35,490, $70,000 and $60,700, respectively, in each case plus cost of living increases of 5% per year. In addition, Bert Williams will be paid a sales override for all land sold (other than residential lots) in accordance with Killearn's current practices. The agreements for Williams and Dee Williams shall provide that their employment shall not be full time and that they shall devote approximately one-half of their business time to the affairs of Killearn, it being acknowledged by Killearn that the salary amounts to be payable to them under such agreements represent approximately one-half of the current compensation. All such agreements shall be contain customary covenants and agreements of Killearn and the employee, including an agreement of the employee not to compete with Killearn within five miles of Killearn's Eagle's Landing project for a period of five years after execution of the agreement.

          (iii) PROACTIVE LOAN. Killearn represents that Proactive has agreed to make a $2 million loan to Killearn (the "Proactive Loan"), the proceeds of which (subject to the adjustments provided for herein) will be transferred to NewSub prior to the closing as part of the Transferred Assets. The Proactive Loan shall be made on or prior to the Closing Date pursuant to such loan agreements, promissory notes and other agreements and instruments, and on such terms and conditions, as may be mutually agreed by Killearn and Proactive.

     (d)  CLOSING.

          (i)    Unless this Agreement is terminated pursuant to
Section 5, the closing (the "Closing") of the Split-Off shall be held at a place and on a date, as soon as practicable after the satisfaction of the conditions precedent to the Split-Off set forth in Section 7, mutually agreed upon by Killearn and Williams (the "Closing Date").

          (ii) At the Closing, Killearn and Williams shall execute and deliver to each other such agreements, instruments, documents and certificates, make or confirm such filings and take such other actions as are provided for by the terms hereof or may otherwise be required to give effect (as of the Closing) to the Split-Off.

2. REPRESENTATIONS AND WARRANTIES OF KILLEARN. Killearn covenants, represents and warrants to Williams that:

     (a) ORGANIZATION AND GOOD STANDING. Killearn is a corporation duly organized, validly existing and in good standing under the laws of the State of Florida, and has full corporate power and authority to own its assets and to carry on its business as presently conducted.

     (b) AUTHORIZATION; VALIDITY. Killearn has full power, capacity and authority to execute, deliver and perform this Agreement. The execution and delivery of this Agreement and the consummation of the transactions contemplated by this Agreement have been duly and validly authorized by all necessary corporate action on the part of Killearn, subject only to the approval of this Agreement and the transactions contemplated hereby by the shareholders of Killearn. This Agreement has been duly and validly executed and delivered by Killearn and is the legal, valid and binding obligation of Killearn, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, moratorium, reorganization and other laws of general application affecting the enforcement of creditors' rights generally and by the availability of equitable remedies.

     (c) NO CONFLICTS; VIOLATIONS. The execution, delivery and performance of this Agreement do not and will not (i) contravene the Articles of Incorporation or Bylaws of Killearn; (ii) with or without the giving of notice or the passage of time or both, constitute a default under, result in a breach of (or would constitute a default or result in a breach with the giving of notice, lapse of time or both), result in the termination of, result in the acceleration of performance of, require any consent, approval or waiver under, or result in the imposition of any Liens upon any property or assets of Killearn or its subsidiaries, under any agreement, contract, commitment, lease or other instrument to which Killearn or its subsidiaries is a party or by which any of the property or assets of Killearn or its subsidiaries is bound, which default, breach, termination, acceleration, consent, approval or waiver, or imposition could reasonably be expected to, individually or in the aggregate, materially and adversely affect the Transferred Assets, (iii) violate any approvals, licenses, permits, franchises or other governmental authorizations applicable to the Transferred Assets, or (iv) violate any law, statute or regulation or any judgment, order, decree, ruling or other decision of any governmental authority, court or arbitrator applicable to Killearn or its subsidiaries.

     (d) LITIGATION; DISPUTES. There is no action, suit, proceeding or investigation pending, or to the best knowledge of Killearn, threatened against or relating to the Transferred Assets, before any court, governmental, administrative or regulatory authority or arbitrator, which (i) could reasonably be expected to, individually or in the aggregate, materially and adversely affect the Transferred Assets, taken as a whole, or (ii) could reasonably be expected to prevent the performance in any material respect of this Agreement or any of the actions contemplated hereby or declare the same unlawful or cause the rescission thereof.

     (e) NO CONSENTS. Except for applicable requirements of the Securities Act of 1934 (the "1934 Act") and the approval of the shareholders of Killearn contemplated by this Agreement, and other than filing and recordation of appropriate title transfer documents with respect to the Transferred Assets, no filing with or notice to, and no permit, authorization, consent or approval of, any public body or authority or any third party, is necessary for the execution and delivery by Killearn of this Agreement or the consummation by Killearn of the transactions contemplated hereby.

     (f) OPINION OF FINANCIAL ADVISOR. Killearn has received the opinion of its financial advisor, PriceBednar LLP that the Split-
Off is fair, from a financial point of view, to the shareholders of Killearn other than Williams.

3. REPRESENTATIONS AND WARRANTIES OF WILLIAMS. Williams covenants, represents and warrants to Killearn that:

     (a) AUTHORIZATION; VALIDITY. Williams has full power, capacity and authority to execute, deliver and perform this Agreement. The execution and delivery of this Agreement and the consummation of the transactions contemplated by this Agreement have been duly and validly authorized by all necessary action on the part of Williams. This Agreement has been duly and validly executed and delivered by Williams and is the legal, valid and binding obligation of Williams, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, moratorium, reorganization and other laws of general application affecting the enforcement of creditors' rights generally and by the availability of equitable remedies.

     (b) NO CONFLICTS; VIOLATIONS. The execution, delivery and performance of this Agreement do not and will not (i) with or without the giving of notice or the passage of time or both, constitute a default under, result in a breach of (or would constitute a default or result in a breach with the giving of notice, lapse of time or both), result in the termination of, result in the acceleration of performance of, require any consent, approval or waiver under, any agreement, contract, commitment, lease or other instrument to which Williams is a party or by which any of his property or assets is bound, which default, breach, termination, acceleration, consent, approval or waiver, or imposition could reasonably be expected to, individually or in the aggregate, adversely affect Williams' ability to perform this Agreement or any of the actions contemplated hereby; or (ii) violate any law, statute or regulation or any judgment, order, decree, ruling or other decision of any governmental authority, court or arbitrator applicable to Williams.

     (c) NO CONSENTS. No filing with or notice to, and no permit, authorization, consent or approval of, any public body or authority or any third party, is necessary for the execution and delivery by Williams of this Agreement or the consummation by Williams of the transactions contemplated hereby.

4.   CERTAIN AGREEMENTS.

     (a) SHAREHOLDER APPROVAL; PROXY STATEMENT. Killearn shall duly call, give notice of, convene and hold a meeting of its shareholders as promptly as practicable (which meeting may be Killearn's annual meeting of shareholders) for the purpose of voting upon the Split-Off. As soon as reasonably practicable after the date hereof, Killearn shall prepare and file with the Securities and Exchange Commission (the "SEC") a proxy statement in accordance with the requirements of the 1934 Act for the purpose of soliciting proxies from the holders of Killearn's Common Stock.
The Proxy Statement shall submit to Killearn's shareholders for their consideration and approval the transactions contemplated hereby, and such other matters related to the Split-Off as are consistent with the terms of this Agreement as Williams shall reasonably request. Subject to the fiduciary duties of the Board to Killearn's shareholders under applicable law, as determined by the Board in good faith after considering the written advice of outside counsel, Killearn shall, through the Board, recommend to its shareholders approval of all such matters submitted to the shareholders for their consideration and vote, and shall use its best efforts to secure the approval of its shareholders of this Agreement and the transactions contemplated hereby. Williams and Killearn shall promptly furnish each other all information and documents, and take such other actions, as may reasonably be requested in connection with any action by either of them in connection with this Section 4(a). If at any time prior to the Closing Date any event with respect to Killearn or Williams shall occur which is required to be described in an amendment of, or a supplement to, the Proxy Statement, then Killearn or Williams, as the case may be, shall promptly notify the other party in writing of such event, and an amendment or supplement to the Proxy Statement describing such event shall be promptly filed with the SEC and, to the extent required by law, disseminated to the shareholders of Killearn. Each of Killearn and Williams represents, warrants and covenants to the other that the information supplied or to be supplied by it or him for inclusion in the Proxy Statement, including any amendments or supplements thereto, will not, either at the date mailed to shareholders or at the time of such meeting of shareholders, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) SEC REPORTS. Killearn shall file all reports, registrations and statements, together with any amendments required thereto, required to be filed with the SEC under the 1934 Act after the date hereof and on or before the Closing Date (the "Interim SEC Reports"), including, but not limited to, reports on Form 10-QSB and Form 8-K. Such Interim SEC Reports shall, as of their respective dates, comply in all material respects with all rules and regulations promulgated by the SEC and will not contain any untrue statement of a material fact or omit to state a fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they are made, not misleading. No Interim SEC Report containing information about this Agreement or the transactions contemplated hereby (except for information generally concerning the terms and conditions of this Agreement and the status of the transactions contemplated hereby) shall be filed without Williams's prior review of such information.

     (c) SOLICITATION. Unless this Agreement is terminated pursuant to Section 5,

          (i) Killearn shall not initiate, solicit or encourage (including by way of furnishing nonpublic information or assistance) any inquiries or the making of any proposal that constitutes, or may reasonably be expected to lead to, any Competing Transaction, enter into discussions or negotiate with any person or entity in furtherance of such inquiries or to obtain a Competing Transaction, or agree to or endorse any Competing Transaction, or authorize any of its officers or directors to take any such action, and Killearn shall instruct and use its reasonable best efforts to cause its directors, officers, agents and representatives (including, without limitation, any investment banker, financial advisor, attorney or accountant retained by Killearn) not to take any such action. If Killearn receives any offer or proposal, written or otherwise, that constitutes, or may reasonably be expected to lead to, any Competing Transaction, Killearn promptly shall inform Williams of such offer or proposal and furnish Williams with a copy thereof if such offer or proposal is in writing.

          (ii) Nothing contained in this Agreement shall prohibit Killearn, subject to authorization by the Board, from (A) furnishing information to, or entering into discussions or negotiations with, any person or entity that, after the date hereof, makes a bona fide proposal to enter into a Competing Transaction, that after the date hereof had not been initiated, solicited or encouraged by Killearn or any of its affiliates (other than Williams), or (B) recommending or endorsing any, or entering into any definitive agreement with respect to any, such Competing Transaction if, with respect to either (A) or (B) above, (I) the Board determines in good faith (after considering the written opinion of outside counsel) that such action is required for the Board to comply with its fiduciary duties to Killearn's shareholders under applicable law, (II) the Board reasonably believes that the proposal is made in good faith, and (III) prior to furnishing nonpublic information to such person or entity, Killearn receives from such person or entity an executed confidentiality agreement on customary terms.

          (iii) For purposes of this Agreement, a "Competing Transaction" shall mean any of the following (other than the transactions contemplated under this Agreement) involving Killearn or any of its subsidiaries: (A) any merger, consolidation, share exchange, business combination, sale of securities, recapitalization, liquidation, dissolution or other similar transaction; (B) any sale, lease, exchange, mortgage, pledge, transfer or other disposition of 10% or more of the assets of Killearn and its subsidiaries, taken as a whole, in a single transaction or series of transactions; (C) any tender offer or exchange offer for 10% or more of the outstanding shares of capital stock of Killearn; (D) after the date hereof, any person having acquired beneficial ownership or the right to acquire beneficial ownership of, or any "group" (as such term is defined under Section 13(d) of the 1934 Act and the rules and regulations promulgated thereunder) having been formed which beneficially owns or has the right to acquire beneficial ownership of, 10% or more of the then outstanding shares of capital stock of Killearn; or (E) any public announcement of a proposal, plan or intention to do any of the foregoing or any agreement to engage in any of the foregoing.

5.   TERMINATION.

     (a) TERMINATION. This Agreement may be terminated and the transactions contemplated hereby may be abandoned, but not later than the Closing Date:

          (i) by mutual written consent of Williams and Killearn; or

          (ii)   by either Killearn or Williams, in the event of
(a) a breach by the other party of any representation or warranty contained herein, which breach cannot be or has not been cured within thirty (30) days after the giving of written notice to the breaching party of such breach and which breach or breaches would result in a failure to satisfy any condition set forth in Section
7 or (b) a material breach by the other party of any of the covenants or agreements contained herein, which breach cannot be or has not been cured within thirty (30) days after the giving of written notice to the breaching party of such breach; provided that the non-breaching party provides the breaching party with a written notice of termination within ten days after the earlier of the expiration of such 30-day period or the date it receives a written notice from the breaching party stating that it is unable or unwilling to cure such breach; or

          (iii) by either Williams or Killearn, if the Closing has not taken place on or before October 31, 1996, unless the failure to consummate the Closing on or prior to such date is solely due to such party's fault; or

          (iv) by either Williams or Killearn, if (A) there shall be a final nonappealable order of a federal or state court restraining or prohibiting the consummation of the Split-Off, or
(B) there shall be any action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the Split-Off by any governmental authority, which would make the consummation of the Split-Off illegal; or

          (v) by Killearn if, in the exercise of its good faith judgment as to its fiduciary duties to Killearn's shareholders under applicable law, the Board (upon the written advice from its outside counsel) determines that such termination is required; provided, however, that the right of termination by Killearn contemplated by this Section 5(a)(v) may only be exercised if, prior to or contemporaneously with the determination by the Board to terminate this Agreement, Killearn shall have entered into a binding agreement with respect to a Competing Transaction after having complied with the provisions of Section 4(c); or

          (vi) by Killearn, if the shareholders of Killearn do not approve the Split-Off at the shareholders' meeting, or any adjournment thereof, referred to in Section 4(a).

     (b) EFFECT OF TERMINATION. In the event of a termination of this Agreement pursuant to Section 5(a), written notice thereof shall promptly be given to the other party, and this Agreement shall terminate and the transactions contemplated hereby shall be abandoned without further action by the parties hereto. In the event of the termination of this Agreement pursuant to Section 5(a), this Agreement shall forthwith become void, there shall be no liability on the part of Killearn or any of its officers or directors to Williams, or on the part of Williams to Killearn or its officers or directors, and all rights and obligations of any party hereto shall cease.

6. CONDUCT OF BUSINESS PRIOR TO CLOSING. Except as may otherwise be contemplated by this Agreement or otherwise consented to or approved in writing by Williams, after the execution hereof, Killearn will:

     (a) conduct its business only in the ordinary course of business consistent with past practices and use its best efforts to preserve its business, organization, goodwill and relationships with persons having dealings with it;

     (b)  maintain its properties (including the Transferred
Assets) in good working order and repair (reasonable wear and tear excepted); and

     (c)  (i) not amend its Articles of Incorporation or Bylaws;
(ii) not issue or agree to issue any additional shares of capital stock of any class or series or securities convertible into or exchangeable for shares of capital stock or issue any options, warrants or other rights to acquire any shares of capital stock;
(iii) not merge or consolidate with or acquire all or substantially all of the assets or business of any other corporation or entity;
(iv) not incur, assume or guarantee any indebtedness for money borrowed secured by the Transferred Assets, other than in the ordinary course of business; (v) not settle any claims, actions or proceedings affecting the Transferred Assets or the Assumed Liabilities, except in the ordinary course of business; (vi) not make any wage or salary increase or agree to pay any pension or retirement allowance not required by existing plans or agreements or enter into any employment or consulting agreement, bonus or employee benefit plan; (vii) not permit or allow any of the Transferred Assets to be subjected to any Liens, except for Liens for taxes not yet due or as otherwise incurred in the ordinary course of business and consistent with past practices; (viii) not lease, sell, transfer or otherwise dispose of any of the Transferred Assets, except in the ordinary course of business and consistent with past practices; (ix) not declare, pay or set aside for payment any dividend or other distribution in respect to its capital stock, or redeem, purchase or otherwise acquire, directly or indirectly, any shares of its capital stock; (x) not amend or revise in any material respect any material agreement it may have with any third party with respect to, or affecting, the Transferred Assets or the Assumed Liabilities; or (xi) not agree, whether in writing or otherwise, to take any action described in this Section 6(c).

7.   CONDITIONS PRECEDENT TO CLOSING.

     (a) CONDITIONS PRECEDENT TO CLOSING BY EACH PARTY. The respective obligations of Killearn and Williams to effect the Split-Off is subject to the fulfillment at or prior to the Closing Date of the following conditions precedent:

          (i) SHAREHOLDER APPROVAL. This Agreement and the transactions contemplated hereby shall have been approved by the affirmative vote of the holders of a majority of the outstanding Killearn Common Stock, excluding shares held directly by Williams, in accordance with applicable law.

          (ii) GOVERNMENTAL ACTION. There shall not be in effect a final nonappealable order of a federal or state court restraining or prohibiting the consummation of the Split-Off, nor shall any action have been taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the Split-Off by any governmental authority, which would make the consummation of the Split-Off illegal.

          (iii) CONSENTS. Killearn and Williams shall have obtained all consents of lenders and other third parties as may be necessary for the consummation of the transactions contemplated hereby.

          (iv) LITIGATION. No action, suit, investigation or proceeding before any court or any governmental authority shall have been commenced, pending or threatened against Killearn or Williams seeking to prevent, restrain or alter the transactions contemplated hereby.

     (b) CONDITIONS PRECEDENT TO CLOSING BY KILLEARN. The obligation of Killearn to effect the Split-Off is subject to the fulfillment at or prior to the Closing Date of the following conditions precedent, any one or more of which may be waived by
Killearn:

          (i) REPRESENTATIONS; COVENANTS. The representations and warranties of Williams contained in Section 3 hereof shall be true and correct in all material respects as of the Closing Date. Williams shall have performed in all material respects all obligations and agreements, and complied in all material respects with all covenants and conditions contained in this Agreement to be performed or complied with by him prior to or at the Closing.

          (ii) FAIRNESS OPINION. The fairness opinion referred to in Section 2(f) shall be in effect, and shall not have been modified in any material adverse respect or withdrawn on or prior to the date of mailing of the Proxy Statement.

          (iii) PROACTIVE LOAN. Killearn shall have received the $2 million proceeds of the Proactive Loan.

     (b) CONDITIONS PRECEDENT TO CLOSING BY WILLIAMS. The obligation of Williams to effect the Split-Off is subject to the fulfillment at or prior to the Closing Date of the following condition precedent, which may be waived by Williams:

          (i) REPRESENTATIONS; COVENANTS. The representations and warranties of Killearn contained in Section 2 hereof shall be true and correct in all material respects as of the Closing Date. Killearn shall have performed in all material respects all obligations and agreements, and complied in all material respects with all covenants and conditions contained in this Agreement to be performed or complied with by it prior to or at the Closing.

8.   MISCELLANEOUS.

     (a) NO SURVIVAL OF REPRESENTATIONS AND WARRANTIES. Each and every representation and warranty contained herein shall expire with, and be terminated and extinguished by, the Split-Off, or the termination of this Agreement pursuant to Section 5 or otherwise; and thereafter neither Williams, Killearn, nor any officer or director of Killearn shall be under any liability whatsoever with respect to any such representation or warranty. This Section 8(a) shall have no effect upon any other obligation of the parties hereto, whether to be performed before or after the Closing.

     (b) ENTIRE UNDERSTANDING; NO THIRD PARTY BENEFICIARIES. This Agreement represents the entire understanding of the parties hereto and thereto with reference to the transactions contemplated hereby and supersede any and all other oral or written agreements heretofore made. Nothing in this Agreement expressed or implied, is intended to confer upon any person, other than the parties hereto or their respective successors and assigns, any rights, remedies, obligations or liabilities under or by reason of this Agreement.

     (c) MODIFICATION. This Agreement may be modified only by written instruments properly executed by the parties hereto.

     (d) GOVERNING LAW. This Agreement has been entered into and shall be construed and enforced in accordance with the laws of the State of Florida without reference to the choice of law principles thereof.

     (e) EXPENSES. Each party hereto will bear all expenses incurred by it or him in connection with this Agreement and the transactions contemplated hereby; provided, however, that Killearn shall bear all expenses related to actions required to be taken to effect the Split-Off, including expenses associated with the transfer of assets to NewSub and obtaining any necessary consents or approvals of third parties.

     (f) WAIVER. No waiver by any party hereto, whether express or implied, of its rights under any provision of this Agreement shall constitute a waiver of such party's rights under such provisions at any other time or a waiver of such party's rights under any other provision of this Agreement. No failure by any party hereto to take any action with respect to any breach of this Agreement or default by another party hereto shall constitute a waiver of the former party's right to enforce any provision of this Agreement or to take action against such breach or default or any subsequent breach or default by such other party. All waivers must be in writing to be effective, and all waivers by the Company must be approved by a majority of the Board then in office, excluding Williams and David K. Williams.

     (g) SEVERABILITY. In the event that any one or more of the provisions contained in this Agreement shall be declared invalid, void or unenforceable, the remainder of the provisions of this Agreement shall remain in full force and effect.

     (h) COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original but all of which together shall constitute one and the same instrument.

     (i) SECTION HEADINGS. The section headings in this Agreement are for convenience of reference only and shall not be deemed to alter or affect any provision hereof.

     (j) SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns. No party shall assign its rights or delegate its obligations under this Agreement, unless and until any such assignment or delegation shall have first been consented to in a written instrument executed by the other party.

     (k) LITIGATION; PREVAILING PARTY. In the event of any litigation with regard to this Agreement, the prevailing party shall be entitled to receive from the non-prevailing party, and the non-prevailing party shall immediately pay upon demand, all reasonable fees and expenses of counsel for the prevailing party.

     (l) NOTICES. All notices, requests and other communications hereunder shall be in writing and may be made by (i) certified or registered mail, return receipt requested; (ii) hand delivery;
(iii) facsimile transmittal; or (iv) by courier service, and shall be deemed to have been duly given (a) when delivered by hand; (b) three days after mailing, in the case of certified or registered mail; (c) when electronic confirmation is received and recorded, in the case of facsimile; and (d) one business day after being forwarded to a nationally recognized overnight courier service for overnight delivery; in each case correctly addressed to such party at its address set forth below or such other address as such party may specify by notice to the parties hereto:

in the case of Killearn, to it at:      100 Eagle's Landing Way
                                        Stockbridge, Georgia  30281
                                        Attn:  Mallory E. Horne

in the case of Williams, to him at:     100 Eagle's Landing Way
                                        Stockbridge, Georgia  30281

     (m) BROKERS OR FINANCIAL ADVISORS. Except with respect to the fees and expenses payable to PriceBednar LLP by Killearn, each party represents and warrants that no person has or will have, as a result of the transactions contemplated by this Agreement, any right, interest or valid claim against such party for any commission, fee or other compensation as a broker, finder or financial advisor in connection with the Split-Off as a result of any agreement between such party and any other person, and each party agrees to indemnify the other for, and hold the other harmless from, the payment of any such commission, fee or other compensation.

     (n) EXHIBITS. The Exhibits attached hereto shall be deemed an integral part of this Agreement and all references to this Agreement shall include such exhibits.

     (o) PRESS RELEASES. Killearn and Williams shall consult with each other as to the form and content of any press release or other public disclosure of matters related to this Agreement or any of the transactions contemplated hereby, except that nothing in this
Section 8(o) shall be deemed to prohibit Killearn from making any disclosure which its counsel deems necessary or advisable in order to fulfill its disclosure obligations under applicable law.

     (p) ADDITIONAL AGREEMENTS. Subject to the terms and conditions herein provided, each of the parties hereto agrees to use its or his best efforts in good faith to take or cause to be taken as promptly as practicable all action and to do or cause to be done all things necessary or advisable to consummate and make effective the transactions contemplated by this Agreement, including using its or his reasonable best efforts to lift or rescind any order, decree or injunction adversely affecting its ability to consummate the transactions contemplated herein. Without limiting the generality of the foregoing, each party shall execute and deliver such other instruments and shall take such other actions as the other party may reasonably request to effectuate the transactions contemplated by this Agreement.

     IN WITNESS WHEREOF, the undersigned, thereunto duly authorized, have hereunto set their respective hands as of the day and year first above written.


                      KILLEARN PROPERTIES, INC.



                      By:/s/ Mallory E. Horne
                      Title:  Independent Director




                      /s/ J.T. Williams, Jr.
                          J.T. Williams, Jr.




                            EXHIBIT A

                       TRANSFERRED ASSETS


1.   All assets, real and personal, of Eagle's Landing Country
Club, Inc., including all tangible assets located in the Clubhouse of Eagles Landing Country Club

2.   All assets, real and personal, comprising the Inn at Eagle's
Landing

3.   The following real property:

     110 acres commercial between I-75 and Rock Quarry Road
       (including approx. 30 acres of wetlands)
     22.79 acres retail and office, Country Club Drive
     Lot between ELSC building and guard house
     21.57 acres at Publix (graded)
     30.8 acres next to Dunlop/KS and adjoining 27.96 acres
     30.3 acres next to Carbonic Industries on Eagle's Landing
     Parkway
     Eagle's Landing Golf Course and Country Club per survey of
          Broward Davies & Associates, plus rear 20 feet of lot 34-
          C EL II
     31.0 acres next to BellSouth on Highway 42 ( 39 acres less 8 acres wetlands)
     2.77 acres (3 outparcels at Publix)
     Right of way on Eagle's Landing Way north of Pate's creek Green areas adjoining the foregoing properties to the center of creek or to the end of property retained by Killearn

4.   Land to construct a new nine hole golf course (approximately
80 acres), to be determined as provided in Section 1(b)(i) of the Agreement

5.   Option to acquire real property in Coweta County, Georgia

6.   Insurance policies on the life of J.T. Williams, Jr.

7.   Cash in the amount of $2 million

8.   Killearn's interest in the Roland Tract, Publix and Champion
Partners joint ventures











                            EXHIBIT B

                       ASSUMED LIABILITIES


1.   The $3 million debt owed to First Community Bank of Henry
County, Georgia with respect to the Inn at Eagle's Landing

2. All liabilities and obligations of Killearn under the Employment Agreement dated July 7, 1982, as amended, between
Killearn and J.T. Williams, Jr.

3.   Promissory Note dated payable to J.T. Williams ($360,000
outstanding at April 30, 1996)

4. All accounts payable, accrued expenses and other liabilities and obligations, whether absolute, contingent or otherwise, associated with the operation of the Eagle's Landing Country Club or Eagle's Landing Country Club, Inc., excluding First Union mortgage.

5. All insurance policy obligations and loans with respect to the insurance policies included within the Transferred Assets.

6. All liabilities and obligations, whether absolute, contingent or otherwise, of Killearn (i) to the partners of any joint venture included within the Transferred Assets and (ii) to the creditors of any such joint venture (whether as a primary obligor, guarantor or otherwise).


























                           APPENDIX B










                   OPINION OF PRICEBEDNAR LLP











































PRICEBEDNAR LLP

A Regional Accounting, Tax and Consulting Firm    Fifteen East
                                                  Fifth Street
                                                  Suite 2200
                                                  Tulsa, Oklahoma
                                                  74103-4300
                                                  (918) 584-4800
                                                  fax
                                                  (918) 584-4838

Board of Directors
Killearn Properties, Inc.

We have been engaged to assist you in the determination of the fairness of the transfer of certain assets and liabilities to a new corporation to be formed by KPI ("New Sub"), all of the shares of which are to be exchanged for Mr. J. T. Williams, Jr.'s 551,321 shares of Killearn Properties, Inc. ("KPI") stock and cancellation of his stock options. Specifically, we have been asked to ascribe values to the assets of both KPI and on the assets to be transferred to New Sub in exchange for Mr. Williams' stock and options, to subtract from those values the debt assumed by New Sub, and to compare that value to Mr. Williams' interest in the net equity of KPI, and to determine whether the transaction is fair, from a financial point of view to the shareholders of KPI, other than Mr. Williams.

In summary, New Sub is to acquire the assets of the Eagle's Landing Country Club ("the Club"), the Inn at Eagle's Landing ("the Inn"), approximately $2 million cash, and certain commercial and industrial properties. New Sub will assume the liabilities related to these entities and certain other amounts owed to Mr. J. T. Williams, Jr.

Our procedures were applied to the April 30, 1996 audited financial statements after applying certain pro-forma adjustments to them and were performed as of that date. The procedures are summarized below.

Among other things we, (i) considered financial information concerning the assets of the Company furnished to us by the Company, including certain internal financial analyses and forecasts prepared by the Company concerning the Country Club and the Inn; (ii) analyzed publicly available information; (iii) held discussions with the management of the Company, including management employees of the Country Club and the Inn; (iv) considered management's plans and future prospects for the Inn; (v) read drafts of the definitive agreement; and (vi) made such other studies and inquiries, and considered such other data, as it deemed relevant.

The fair value of the net assets of KPI to be distributed, based upon the April 30, 1996 audited financial statements and our analysis, are as follows:



                                        (000's)

     Retained by KPI                   $ 9,349    59.96%
     Transferred to New Sub              6,244    40.04%

                                       $15,593   100.00%








































PRICEBEDNAR LLP


Killearn Properties, Inc.
Page 2


Based upon this computation, the fair value of the net assets transferred to New Sub is less than the 42% of the fair value of the total net assets. Because Mr. Williams is relinquishing his 42% interest in KPI in exchange for 40.04% of the fair value of the net assets, the transaction appears fair, from a financial point of view, to the shareholders of KPI, other than Mr. Williams.

These cash flows were derived from the Company's business plan projections for 1997 and its estimates for financial performance thereafter, and were based upon several significant assumptions, including (i) the continued viability of the Country Club, (ii) that the start-up and growth of revenues and cash flows of the Inn will occur as anticipated, (iii) that the land will be sold in an orderly fashion over the next several years at prices consistent with recent sales activity and, (iv) that a new nine hole golf course will be completed in 1999 at a cost of $2.1 million to New Sub and $500,000 to the Company. In these analyses, we assumed a capitalization rate for the Inn and Country Club of 13% for fiscal year 2001 and a discount rate of 15%. In forecasts of future cash flows, events and circumstances frequently do not occur as expected and there will usually be differences between the forecasted and actual results. These differences may be material. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

Because the procedures described above do not constitute an audit made in accordance with generally accepted auditing standards, we express no opinion on any of the specified accounts referred to herein. Had we performed additional procedures or made an examination of KPI's underlying financial statements in accordance with generally accepted auditing standards, significant matters which could alter the amounts used in the preparation of this report might have come to our attention.

This report relates only to the accounts or items referred to herein and does not extend to any financial statement of KPI taken as a whole.



PRICEBEDNAR LLP


July 29, 1996




                           APPENDIX C










                  ANNUAL REPORT ON FORM 10-KSB

                FOR THE YEAR ENDED APRIL 30, 1996

























               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 10-KSB

      Annual Report Pursuant to Section 13 or 15 (d) of the
         Securities Exchange Act of 1934 (FEE REQUIRED)
            For the fiscal year ended April 30, 1996
                  Commission File Number 1-6762

                    KILLEARN PROPERTIES, INC.
      (Exact name of small business issuer in its charter)

             Florida                       59-1095497
(State or other jurisdiction   (I.R.S. Employer Identification No.)
incorporation or organization)

    100 Eagle's Landing Way              Stockbridge, Georgia 30281
                (Address of principal executive offices)

Issuer's telephone number, including area code: (770) 389-2020

  Securities registered pursuant to Section 12 (b) of the Act:

 Title of Each Class:
     Common Stock        Name of Each Exchange on which Registered:
    ($.10 Par Value)             American Stock Exchange, Inc.

Securities registered pursuant to Section 12 (g) of the Act:  NONE

     Check whether the Issuer (1) has filed all reports required to be filed by Section 13 or 15 (d) of the Exchange Act of 1934 during the past 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes   __X__
No  _______.

     Check if there is no disclosure of delinquent filers in response to Item 405 of Regulation S-B contained in this form and no disclosure will be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-KSB or any amendment to this Form 10-KSB ( X )

     Revenues for the fiscal year ended April 30, 1996 were $21,027,267.

     As of July 22, 1996, the aggregate market value of the voting stock held by non-affiliates of the Issuer was approximately
$5,427,747. This is based upon a closing market price of $9.75 per share of common stock, as reported on the American Stock Exchange
- - - - - composite transaction tape.

     The number of shares outstanding of the registrant's common stock as of July 19, 1996 was 1,438,733.

DOCUMENTS INCORPORATED BY REFERENCE

     Portions of the Issuer's Proxy Statement in connection with its 1996 Annual Meeting of Shareholders (Part III)

                Exhibit Index at Page 10 and 11.




                                     1
PART I

ITEM 1.   BUSINESS

     Killearn Properties, Inc. (the "Company") was organized as a Florida corporation in 1964. The Company is engaged primarily in the development of planned communities (see "ITEM 1. BUSINESS - Land Development," below) in the vicinity of Henry County, Georgia (see "ITEM 2. PROPERTIES," below.) The Company's principal executive offices are located at 100 Eagle's Landing Way, Stockbridge, Georgia 30281, (770) 389-2020.

Recent Developments

     In May 1996, Proactive Technologies, Inc. ("Proactive"), the Company's second largest shareholder, proposed to the Company a transaction pursuant to which the Company would transfer certain of its assets and liabilities to a newly-formed wholly owned subsidiary, and subsequently transfer all of the capital stock of the subsidiary to J.T. Williams, Jr., the Company's Chairman of the Board and Chief Executive Officer, in exchange for 551,321 shares of Common Stock owned by Mr. Williams (approximately 42% of the outstanding Common Stock) and the cancellation of his option to purchase an additional 100,000 shares of Common Stock. The assets proposed to be transferred are comprised principally of the Eagle's Landing Golf Course and Country Club, the Inn at Eagle's Landing, approximately 250 acres of commercial and industrial real estate, land sufficient to construct an additional nine hole golf course, the Company's interest in certain joint ventures and approximately $2 million cash. The assets would be transferred subject to approximately $7 million in liabilities. If consummated, the transaction would be given effect as of May 1, 1996. It is a condition to consummation of the proposed transaction that the holders of a majority of the outstanding Common Stock of the Company, other than shares held by J.T. Williams, Jr., approve the transaction.

     The proposed transaction is being reviewed by the Company's Board of Directors, which has engaged an independent firm to render an opinion as to the fairness of the transaction, from a financial point of view, to the shareholders of the Company other than Mr. Williams. If the Board of Directors approves the proposed transaction, the transaction will be submitted to the shareholders of the Company for approval at the annual meeting of shareholders scheduled to be held in September 1996.

     Proactive also proposed in May 1996 a business combination transaction with the Company pursuant to which the Company's shareholders would receive four shares of Proactive common stock for each share of the Company's Common Stock. This proposal was subsequently withdrawn in June 1996.

Henry County, Georgia

     In April 1986, the Company purchased approximately 2,600 acres of property, known as the Eagle's Landing (see ITEM 2 "PROPERTIES," below), which is located in Henry County, Georgia. During fiscal 1987, the Company purchased 217 additional acres and obtained options to purchase 45 additional acres. Henry County is an attractive location for industrial, commercial and residential development due to its close proximity to the Atlanta International Airport and downtown Atlanta. The property is on an I-75 interchange.

     Henry County is a part of the metropolitan Atlanta area. Its principal cities are McDonough and Stockbridge. A portion of the property is within the City of Stockbridge. It is estimated that Henry
                                     2
County, at present, has a population of approximately 87,000 persons and is projected to reach a population of approximately 111,200 persons by the year 2000.

    The greatest influence on the economy of Henry County is the service industry, followed by manufacturing, retail and trade administration.

Sale of Tallahassee, Florida Assets

     During fiscal 1994 and the first quarter of fiscal 1995, the Company sold substantially all of its Tallahassee properties to an unrelated third party. See Item 2 "Properties", Item 6 "Management's Discussion and Analysis and Summary of Operations" and Note 12 to Consolidated Financial Statements. Prior to the sale, the Company had developed communities in Tallahassee for thirty years, and had been the largest land developer in Leon County, Florida.

     On April 30, 1996, the Company had approximately 28 fully developed lots remaining to be sold in Tallahassee, Florida. It is anticipated these lots will be sold in fiscal 1997. In addition, the Company and a former stockholder participate in a joint venture for the development and sale of approximately 192 acres of land in one of the Company's former subdivisions.

Land Development

     Historically, the Company has acquired large areas of unimproved real estate, and has subdivided, developed and then resold the developed real estate in smaller parcels to individuals and builders. Following the acquisition of a large area of unimproved real estate, the Company retains a landscape architect who, together with personnel of the Company, prepare a master land use plan for the entire subdivision. The subdivision is platted and divided into units and the units are further divided into lots.

     After securing the necessary zoning and other applicable regulatory approvals from local, state and federal authorities, the Company commences the development of the subdivision by developing one or more units located within each such subdivision.

     In units where lots are sold, the Company generally makes provision for water lines, storm drainage, underground or overhead electrical service, telephone lines and paved streets. (See "Item
I. BUSINESS - Liability for Improvements," below.) In all units where lots are sold by the Company, arrangements are made with appropriate governmental agencies and utility companies for police and fire protection and for electricity, telephone and water service.

     The Company believes it is the largest land developer in Henry County, Georgia. At April 30, 1996, the Company had approximately 234 platted lots available for immediate sale and approximately 1,450 acres of undeveloped land available for immediate or future development in Henry County. In addition, the Company has a country club and golf course which were developed in prior years. The property remaining is presently zoned approximately 16% for industrial uses, 48% residential uses and 36% for commercial and other uses. The Company intends to develop and divide its Henry County property into lots and sell certain parcels to other developers, as development continues.

     The management of the Company believes that, if the Company does not acquire any additional real estate and if the Company makes no bulk dispositions of real estate, the Company's present inventory of land is sufficient, at present levels of land sales, for at least seven years of operation.
                                     3

Liability for Improvements

     The Company is obligated to complete the improvements to each partially developed lot sold by it on a specified date no later than one year from the date of sale of each such lot.

     Pursuant to an agreement with the Leon County Commission and the Division of Florida Land Sales, the Company maintains an improvement trust fund as partial assurance to provide funds to complete improvements to its Florida properties. The cash balance of this improvement trust fund at April 30, 1996 was $164,127.

     The total cost to complete the improvements to units from which sales of partially developed lots have been made is estimated to be approximately $460,000 at April 30, 1996, all of which is expected to be made in fiscal 1997.

     The Company is obligated to provide sewer in specified areas of the Florida property which it previously owned and sold to other developers for investment and resale. The estimated cost to the Company is $525,429, all of which is expected to be paid in fiscal 1997 and fiscal 1998.

Residential Construction

     In September 1983, the Company began constructing homes in certain of its subdivisions. During fiscal 1992, the Company discontinued the direct construction of homes in Henry County which it had begun in March 1990. During fiscal 1994 the Company
discontinued the construction of homes in Leon County.   At April
30, 1996, one house built by the Company remained to be sold.

Sales and Marketing

     At present, the Company's sales force consists of 6 full-time salespersons. These salespersons are compensated by the Company on a salary plus commission or commission-only basis. Lots are sold by the Company primarily to builders and to persons who presently reside or who plan to reside in the Company's developments. The Company no longer maintains a sales force in Leon County.

     The Company sells fully developed lots, or lots which will be developed within one year, pursuant to installment sales contracts which generally have provided for a relatively small down payment and monthly installments, including interest at rates ranging from 8% to 11.5% per annum, over periods which range from one to three years.

     Sales of lots to builders and sales of commercial tracts are made by the Company primarily for cash. Sales of constructed homes are made for cash. (See notes 1, 2 and 4 of Notes to Consolidated Financial Statements of the Company.)

Joint Ventures

     The Company is a partner in four separate joint ventures for the development of land and/or the construction of buildings, all of which were at different stages of development at April 30, 1996.

For a more complete description of these joint ventures, see Note
3 of Notes to the Consolidated Financial Statements of the Company.




                                     4
Employees

     At April 30, 1996, the Company had approximately 136 employees at its Henry County development, including salespersons. The Company no longer has any employees in Florida. The management of the Company believes that its relationship with its employees is good.

Competition

     The land development industry in the State of Georgia is highly competitive. Land development firms located in all geographic areas of Georgia, many of which possess greater sales and financial resources than the Company, compete to attract local residents, retired persons, and other persons who are relocating. The Company competes with such firms on the basis of a number of interrelated factors, including reputation, location, design, quality and price. Individual resales of residential units and lots provide additional competition.

     The Company believes that it is the largest land developer in Henry County, but it competes with larger developers in the metropolitan Atlanta area, as well as with smaller developers.

Regulations

     As a land developer, the Company is subject to environmental, building, zoning and real estate sales regulation by, among others, local zoning and planning authorities, the Division of Georgia Land Sales and various state and federal environmental protection agencies.

     All of the necessary local, state and federal regulatory approvals for the development of its presently active subdivision projects in Henry County, Georgia have been secured by the Company.

Additional permits and approvals may be required as new subdivisions are constructed; however, the Company does not anticipate any difficulty in securing such permits and approvals.
(See "Item 2 Properties", below.)

     The Company's management is not presently aware of any anticipated revocation or amendment of any of its regulatory approvals. However, in the event that any regulatory approvals presently secured by the Company are revoked or materially altered, the business of the Company could be adversely affected.

Economic Conditions

     The Company's business, as well as the real estate industry in general, is affected by a number of economic factors, including interest rates and inflation. Interest rates affect both the cost to individuals and builders of purchasing homes and lots from the Company and the carrying costs of undeveloped land. During the past fiscal year, interest rates on residential mortgage loans remained stable. In the past, the Company has increased the price of lots offered for sale to offset increased inflation. Such increases reduce the number of persons who are able to afford the lots and homes offered by the Company. If interest rates and inflation increase substantially, the real estate and construction industries would be adversely affected and the Company's ability to sell its real estate could be significantly adversely affected.

ITEM 2.  PROPERTIES

     The Company's principal subdivisions are as follows:

Eagle's Landing (formerly known as Atlanta Tech Center)

                                      5
     Eagle's Landing comprises approximately 3,000 acres in Henry
County, Georgia, and is approximately 23 miles south of downtown
Atlanta and 15 miles south of the Atlanta International Airport.

     This "mixed use" development is presently zoned to allow development in the categories of office, industrial, retail, multi-family residential, single-family residential, lodging, schools, municipal services, religious institutions, parks and recreation, golf course, open space and lakes. The community is planned around the Company's Eagle's Landing golf course and country club.

     At April 30, 1996, approximately 721 residential lots and 375 acres of other property had been sold by the Company. Approximately 234 platted residential lots remained to be sold and approximately 1,450 acres of other property remained to be platted and/or sold. In addition, the Company had approximately 229 acres which will be used for road right-of-way, utility easements and green areas. At April 30, 1996, approximately 573 houses had been constructed and 139 houses were under construction by other builders.

Tallahassee Properties

     The Company developed two major subdivisions in northeast Tallahassee, Florida. During fiscal 1994 and the first quarter of fiscal 1995, substantially all of the Company's remaining Tallahassee properties were sold to a party whose parent company subsequently became a shareholder in the Company, see Item 6 "Management's Discussion and Analysis and Summary of Operations" and Note 12 to Consolidated Financial Statements.

     At April 30, 1996, the Company owned 16 platted lots and 7 acres in Killearn Estates, a mixed use development in northeast
Tallahassee. All of the properties are expected to be sold within fiscal 1997.

     The Company also owns, at April 30, 1996, 11 lots in Killearn Lakes Plantation, a mixed use development in northeast Tallahassee.

It is anticipated that these properties will be sold in fiscal
1997.

     The Company is also a joint venture partner in the development of approximately 192 acres of land located within the Killearn Estates subdivision. Under the joint agreement, the Company will develop, sell and finance the project and will receive one-half of the profits from the development and sale of the project. (See
Note 3 of Notes to Consolidated Financial Statements.)

Encumbrances

     Substantially all of the land owned by the Company in the above described subdivisions serve as collateral for the indebtedness of the Company. (See Notes 6 and 12 of Notes to Consolidated Financial Statements.)

ITEM 3.  LEGAL PROCEEDINGS

     The Company is a party to certain legal proceedings in the ordinary course of business. In the opinion of the management of, and general counsel to the Company, none of these proceedings, alone or in the aggregate, should have a material adverse effect upon the Company.

ITEM 4.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     No matters were submitted by the Company to a vote of its security holders during the fourth quarter of fiscal 1996.

                                      6
PART II

ITEM 5. MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS

     The Common Stock has been traded on the American Stock
Exchange since 1980. Quarterly closing sales prices for the fiscal years ended April 30, 1996 and 1995 were as follows:

      Quarter            1996                          1995
      Fiscal Year    High         Low          High      Low
        First        5 1/8       4 11/16       4 7/8     4 1/4
        Second       6 1/2       4 9/16          6       4 1/2
        Third        6 3/8         5           4 7/8     4 1/8
        Fourth       9 3/4       5 3/4         6 3/8     4 1/8


     The Company has never declared nor paid dividends.

     As of July 22, 1996 there were approximately 542 shareholders of record of the Company's Common Stock, excluding security position listings.

ITEM 6. MANAGEMENT'S DISCUSSION AND ANALYSIS OR SUMMARY OF
OPERATION

Liquidity and Capital Resources

     During the two year period ended April 30, 1996, the Company generated strong cash flows due, in part, to the receipt of proceeds from the sale of the Tallahassee properties in fiscal 1994 and fiscal 1995. These positive cash flows assisted in funding the construction of a 60 room Inn located on the Company's Georgia property. Subsequent to year end, the Company closed a loan for $3 million to provide the remaining cash necessary to complete construction and furnishings of the Inn, and for working capital needs. Additionally, a joint venture, in which the Company is a partner, sold the facility the venture built for a profit of approximately $492,000.

     In December 1995, the Company modified its loan agreement with a bank, involving its Georgia operations. The modified agreement effectively changed what was previously three loans totaling $13.5 million into two loans totaling $13.5 million. One of the loans, for $8.5 million, is collateralized by first mortgages on substantially all of the undeveloped land in the Company's Georgia project and certain contracts receivable. Upon the sale of the property serving as collateral, release prices, which vary with the development, are applied against the loan balance owed to the bank.

As these properties are developed, the Company has been able to secure development loans from other lenders in an amount sufficient to pay the release price and all development costs. Interest on this loan is payable at the Bank's prime rate plus 1.5%. The other loan, for $5 million, is collateralized by a first mortgage on a golf course and country club. The principal is payable at the rate of $250,000 per year with a maturity of June 10, 1997. Interest on this loan is payable at the Bank's prime rate plus 2%. The failure of this lender to extend the Company's loans, or the failure of the Company to obtain replacement financing, could have a material adverse affect on the Company's financial condition. Based upon the Company's past relationship with its lender, management believes this debt will be extended, as it has been in the past.

     During the next two fiscal years, the Company has other debt maturing in the amounts of approximately $4.0 million and $2.1 million, respectively. The Company normally borrows its development loans for its Georgia properties from banks. The Company anticipates that such debt will be paid through funds generated by its normal operations, an
                                      7
extension of debt, or new borrowings on the same collateral.
During the past fiscal year, the Company reduced its debt by approximately $7.1 million and had new borrowings totaling approximately $6.7 million. The Company continues to seek lines of credit to satisfy its capital requirements.

     On November 14, 1993, the Company entered into agreements to sell substantially all of its Florida assets for $25.7 million. As of April 30, 1996, $25.0 million of the sale had closed with the Purchaser assuming $9.2 million of the Company's debt; issuing notes to the Company, totaling $8.1 million and paying $7.7 million in cash. The notes are payable over the next 3 years. The remaining $700,000 of the sale is scheduled to close during fiscal 1997, for cash. Of the amount of debt assumed, the remaining balance at April 30,1996 was $90,374 (See Note 12 of the Notes to Consolidated Financial Statements).

     During fiscal year 1997, the Company anticipates completing improvements of partially developed lots and tracts at a cost estimated to be $460,000 and improving undeveloped land at a cost of approximately $2.1 million. The Company anticipates financing these improvements through: (1) funds generated in the normal course of the Company's business; (2) utilization of existing lines of credit; and (3) securing additional lines of credit. The Company anticipates that funds available from these sources will be sufficient to meet the needs of the Company during fiscal 1997. At April 30, 1996, the Company had available lines of credit totaling $5.6 million with its lenders, including the $3 million loan to complete development of the Inn. The balance of the lines of credit will be drawn as needed for the development of the Company's property and operational expenses.

Results of Operations

     During fiscal 1996, lots sales decreased $1.2 million (17.6%) while other land sales increased $3.7 million (52.6%) over fiscal 1995. The decrease in lot sales was primarily the result of the Company's development of new residential units in its Georgia project in Fiscal 1995. The increase in the other land sales was primarily the result of the recognition of the sale to the purchaser of substantially all of the Florida assets.

     Fiscal 1996 sales of residential construction decreased 76.0% over fiscal 1995. The Company discontinued its residential construction operation in its Florida property during fiscal 1994 and sold all but one of the homes constructed by it during fiscal
1995 and 1996.

     Operating revenues from the golf and country club increased approximately $104,000 for fiscal 1996 over fiscal 1995. The operating costs of golf and the country club (as a percentage of revenues) were 96.7% and 102.2% for fiscal years 1996 and 1995, respectively, reflecting an increase in memberships and utilization of these facilities. Although the operation of the golf and country club is not expected to contribute significantly to the Company's profitability, the Company believes that these properties enhance the value of its other properties.

     Interest income increased approximately $382,000 due to the notes receivable from the purchaser of the Tallahassee properties (see Note 12 to the consolidated financial statements). Additionally, income from joint ventures increased approximately $476,000 due to the sale by one of the joint ventures in which the Company is a partner of an industrial building.

     Cost of lots sold as a percentage of lot sales was 70.5% and
60.6%
                                       8
in fiscal 1996 and 1995, respectively. In prior years such percentage was lower due primarily to the Company's use of third party contracts in its Florida projects to provide utilities for those developments, as opposed to normal utility costs incurred by the Company in its Georgia operations. Cost of other land sales as a percentage of other land sales was 75.4% and 71.4% in fiscal 1996 and 1995, respectively.

     Commissions and selling expenses (net of commission income) as a percentage of net sales of lots, land and residential construction decreased to 4.7% during fiscal 1996 compared to 7.3% in fiscal 1995. This decrease was primarily the result of the bulk sale of the Florida properties, which required a lower than normal commission and selling expense. Depreciation increased 8.0% in fiscal 1996 over fiscal 1995.

     General and administrative expenses as a percentage of total revenues were 7.6% and 8.0% in fiscal 1996 and 1995, respectively.

Inflation

     The effect of inflation was negligible in fiscal 1996 and 1995. If inflation and interest rates return to their previously higher levels, they could have a material adverse effect upon the real estate and construction industries and could significantly and adversely affect the Company's ability to sell its real estate.


ITEM 7. FINANCIAL STATEMENTS

To the Board of Directors and Stockholders
Killearn Properties, Inc.

     We have audited the consolidated balance sheet of Killearn Properties, Inc. and subsidiaries as of April 30, 1996, and the related consolidated statements of earnings, changes in stockholders' equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Killearn Properties, Inc. and subsidiaries as of April 30, 1996 and the consolidated results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

Atlanta, Georgia                      Coopers & Lybrand, L.L.P.
July 2, 1996







                                      9
To the Board of Directors and Stockholders
Killearn Properties, Inc.

     We have audited the consolidated balance sheet of Killearn Properties, Inc. and subsidiaries as of April 30, 1995, and the related consolidated statements of earnings, changes in stockholders' equity, and cash flows for the year ended April 30, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Killearn Properties, Inc. and subsidiaries as of April 30, 1995 and the consolidated results of its operations and its cash flows for the year ended April 30, 1995, in conformity with generally accepted accounting principles.

Atlanta, Georgia                      BDO Seidman, L.L.P.
June 30, 1995

           KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF EARNINGS
                                              Year Ended April 30
                                              --------------------
                                           1996            1995
                                           ----            ----
Revenues
Sales of lots                        $    5,437,540    $ 6,600,313
Other land sales                         10,691,633      7,006,448
Less:
Estimated uncollectible sales               (85,285)      ( 18,390)
                                          ----------    -----------
Net sales of lots and land                16,043,888    13,588,371

Sales of residential construction             45,500        189,500
Commission income                            321,803        411,878
Revenues from golf and country club        3,122,522      3,018,539
Interest income                              899,115        517,109
Equity in income from joint ventures         563,064         86,732
Other income                                  31,375         83,837
                                          ----------     ----------
Total revenues                            21,027,267     17,895,966
                                          ----------     ----------

Costs and expenses:
Cost of lots sold                          3,833,208      4,002,362
Cost of other land sold                    8,059,027      5,000,543
Cost of residential construction sold         42,063        242,854
Commissions and selling expenses           1,078,646      1,398,405
Operating costs of golf and country club   3,019,724      3,085,860
Interest expense                             451,766        611,149

                                      10
Depreciation                                 735,551        681,194
Property taxes                               282,425        246,695
Litigation settlement and expenses            27,197        192,732
General and administrative expenses        1,589,409      1,432,738
                                           ----------    ----------
Total costs and expenses                  19,119,016     16,894,532
                                           ----------    ----------

Earnings before income taxes               1,908,251      1,001,434

Income taxes                                 664,896        380,504
                                            ---------     ---------
Net earnings                         $     1,243,355     $  620,930
                                           =========        =======
Earnings per share                   $           .84     $      .42
                                           =========        =======

Weighted average number of common shares   1,438,733      1,438,733


The accompanying notes are integral part of these consolidated financial statements.

           KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
                   CONSOLIDATED BALANCE SHEET
                         April 30, 1996
ASSETS

Cash (including restricted cash of $12,500)          $    160,147
Cash in improvement trust funds                           164,127

Accounts receivable                                       762,389
Notes receivable                                        6,833,066
Land contracts receivable
            Retail                                        445,821
            Other                                         111,018
                                                        ---------
            Total receivables                           8,152,294
Less: Allowance for uncollectibles
(151,295)

- - - - ----------
Net receivables                                         8,000,999
                                                        ---------

Investment in joint ventures                               76,105
Residential real estate held for sale                     158,306
Real estate held for development and sale, at cost
             Land developed and under development      30,605,307
             Real estate under contract for sale        2,796,104
                                                       ----------
                                                       33,401,411
                                                       ----------

Property under contract for sale                          383,193
                                                       ----------

Property and equipment, at cost
            Golf course                                 1,660,931
            Buildings                                   8,511,605


                                      11
            Machinery, equipment and vehicles           2,599,651
            Furniture and fixtures                        216,758
                                                       ---------

            Total property and equipment               12,988,945
            Less: Allowance for depreciation           (3,612,472)
                                                      -----------

            Property and equipment - net                9,376,473
                                                      ----------

Construction under development                          3,949,947
Other assets                                              242,990
                                                       ----------

Total assets                                         $ 55,913,698
                                                       ==========


The accompanying notes are an integral part of these consolidated financial statements.

           KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
                   CONSOLIDATED BALANCE SHEET
                         April 30, 1996

LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
    Accounts payable and other accrued expenses     $    5,318,323
    Income taxes payable                                 1,774,335
    Accrued interest                                       447,964
    Customers' deposits                                  1,518,737
    Debt (including current maturities of $11,540,448)  19,664,813
    Deferred income                                      2,694,745
    Deferred income taxes                                5,272,197
                                                        ----------

Total liabilities                                       36,691,114
                                                        ----------

Stockholders' equity:

    Common stock - $ .10 par value - authorized 6,000,000
     shares, 1,438,733 shares issued and outstanding       143,874
    Additional paid-in capital                           6,846,014
    Retained earnings                                   12,232,696
                                                        ----------

Total stockholders' equity                              19,222,584
                                                        ----------

Total liabilities and stockholders' equity          $   55,913,698
                                                       ===========


The accompanying notes are an integral part of these consolidated financial statements.


                                      12

           KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
   CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY

                                               Year Ended April 30
                                               -------------------
                                                1996           1995
                                                ----           ----
Common Stock:                            $     143,874  $   143,874
                                             ---------    ---------
Additional paid-in capital:                  6,846,014    6,846,014
                                             ---------    ---------
Retained earnings:
            Balance at beginning of year    10,989,341   10,368,411
            Net earnings                     1,243,355      620,930
                                            ----------   ----------
            Balance at end of year          12,232,696   10,989,341
                                            ----------   ----------
            Total stockholders' equity   $  19,222,584  $17,979,229
                                            ==========   ==========


The accompanying notes are an integral part of these consolidated financial statements.

           KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS
                                              Year Ended April 30
                                              -------------------
                                           1996           1995
                                           ----           ----
CASH FLOWS FROM OPERATING ACTIVITIES:

 Net earnings                        $   1,243,355      $ 620,930
 Adjustments to reconcile net
  earnings to net cash provided
  by operating activities:
 Depreciation                              735,551        681,194
 (Gain) Loss on disposition of assets        4,552        (45,715)
 Equity in income from joint ventures     (563,064)       (86,732)
 Changes in operating assets and
   liabilities:
    Accounts receivable                   (263,507)       478,489
    Notes receivable                       703,807     (7,068,130)
    Deferred income                     (2,456,790)     4,924,057
    Residential construction in process    537,798        226,906
    Real estate held for development
     and sale                              395,439      6,024,607
    Utility deposits                        22,000         66,485
    Other assets                            41,043       (101,162)
    Accounts payable                     1,614,255        441,495
    Current and deferred income
      taxes payable                        782,599        307,545
    Customers' deposits                    249,905        (74,716)
      Other liabilities                    226,351       (279,529)
                                         ---------       ---------
 Net cash provided by operating
    activities                           3,273,294      6,115,724
                                         ---------      ---------
                                      13
CASH FLOWS FROM INVESTING ACTIVITIES

 Purchases of property and equipment, net of
    non-cash transactions                 (149,006)      (126,430)
 Investment in joint ventures             (297,616)      (357,084)
 Distributions from joint ventures       1,167,747        266,000
 Proceeds from sale of fixed assets         16,574         59,029
 Construction under development         (3,949,947)          -
                                        -----------      ---------
Net cash used in investing activities   (3,212,248)      (158,485)
                                        -----------      ---------

CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from loans                   6,716,322      9,214,032
   Principal payments on debts          (7,124,498)   (15,191,521)
                                        -----------   ------------
Net cash used in financing activities     (408,176)    (5,977,489)
                                        -----------   -----------
NET DECREASE IN CASH                      (347,130)       (20,250)

Cash - beginning of year                   507,277        527,527
                                         ---------        -------
Cash - end of year                   $     160,147      $ 507,277
                                        ==========       =========

The accompanying notes are an integral part of these consolidated financial statements.

Supplemental Information

Cash paid:
    Interest, net of amounts capitalized, was $225,415 and $738,183 in 1996 and 1995, respectively.

    Income taxes were $10,000 and $30,000 in 1996 and 1995, respectively.

Supplemental Schedules of Non-Cash Investing and Financing
Activities, which are not reflected above:

    During fiscal 1995, $7,592,343 in debt was assumed by the purchaser in a land sale transaction, of which $90,374 was outstanding at April 30, 1996 and $6,450,853 was outstanding at April 30, 1995.


The accompanying notes are an integral part of these consolidated financial statements.

KILLEARN PROPERTIES, INC. AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Two Year Period Ended April 30, 1996
NOTE 1 - Summary of Significant Accounting Policies

(a)  Principles of Consolidation

     The consolidated financial statements include the accounts of Killearn Properties, Inc. and its wholly-owned subsidiaries (the "Company"). Investments in which the Company owns less than a majority interest, but does not have a unilateral controlling interest, or has shared control, are accounted for under the equity method. Additionally, all significant intercompany accounts and transactions have been eliminated.

                                      14
(b)  Revenue Recognition

     Lot Sales

     The Company sells fully developed and partially developed homesites primarily in Henry County, Georgia to builders and individuals under contracts, which generally provide for small down payments and monthly installments. Profit from lot sales is recorded on the full accrual, percentage of completion, or cost recovery method depending upon the terms of the sale. On sales to builders, a small down payment is made at the time of sale and a total of 20% to 100% is required at the time the builder receives a deed and gives the Company a mortgage securing the balance due. Sales prices are discounted to produce a minimum yield on the contract balance over its life. The amount of revenue recognized at the time a sale is recognized is measured by the relationship of costs already incurred to total estimated costs to be incurred. If certain improvements are incomplete, the portion of revenue related to costs not yet incurred is recognized as the costs are incurred.

     Until the required down payment percentage (generally 10% for individuals and 20% to 100% for builders) and other accounting criteria are met, all collections, including interest, are recorded as deposits, commissions paid to salesmen, if any, are deferred, and the related land cost is segregated in inventory. Once the required down payment has been received, a sale is recognized, previously deferred commissions are charged to expense, the related land costs and any improvements are charged to cost of sales, the interest portion of the deposit is recorded as income and the balance reduces the principal amount due from the purchaser.

     Upon cancellation of a contract, the difference between the unpaid contract receivable balance and the cost of the related land is charged to the allowance for uncollectible contracts. When a contract cancels before qualifying as a sale, deferred selling costs are charged to expense and deposits forfeited are credited to income.

     The amount of the provision for uncollectible sales is based on the Company's contract receivable cancellation history.
Additionally, the allowance includes a provision relating to all other receivables where management believes collection is doubtful.

     Other Land Sales

     Sales of bulk land tracts are accounted for in accordance with Statement of Financial Accounting Standards (SFAS) No. 66. Under the Statement, the buyer's commitment must meet certain minimum requirements as to initial and continuing investment (generally 10% to 25%) before revenue and profit are recognized. As appropriate, some sales are accounted for on the installment basis.

     Golf and Country Club

     The company recognizes revenues from its golf and country club when services are performed. Initiation fees are recorded as revenue to the extent they are non-refundable; otherwise, the refundable portion of the initiation fee is recorded as a liability. Recurring membership dues are recognized during the period earned.

(c)  Cash

     The Company classifies as cash equivalents any investment which can be readily converted to cash and have an original maturity of less than three months. At times, cash balances at a limited number of banks and financial institutions may exceed insurable amounts. The Company believes it mitigates its risks by depositing cash in major financial institutions.
                                      15
(d)  Real Estate Held for Development and Sale

     Real estate held for development and sale is recorded at the lower of cost or estimated net realizable value. Expenditures for land development are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific lots based on the ratio of the lot sales price to the estimated total project sales price times the total project costs. Interest and property taxes are capitalized while development is in progress. Total interest and property taxes capitalized during 1996 and 1995 were as follows:

                         1996                     1995
                      ---------                ---------
    Interest          1,786,914                1,796,806
    Property Taxes      187,115                  202,517

(e)  Property and Equipment, and related depreciation

     The Company periodically reviews the carrying value of its long-lived assets (primarily property and equipment) to assess the recoverability of these assets; any impairments would be recognized in operating results if a permanent diminution in value were to occur. As part of this assessment, the Company reviews the expected future net operating cash flows from its facilities, as well as the values included in any of its facilities, which have periodically been obtained in connection with various refinancings.

     Provision for depreciation is made primarily on the straight-line method over the estimated useful lives of the related assets, as follows:

                                               Years
                                               -----
            Buildings                          10-40
            Machinery, equipment and vehicles   5-10
            Furniture and fixtures              5-10
            Golf course improvements              15

     Expenditures for repairs and maintenance are charged to expense as incurred. Additions, improvements, and major renewals are capitalized. Upon the sale or retirement of properties, the cost of the assets and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income.

(f)  Construction under Development

     The Company classifies as construction under development the costs associated with constructing a 60 room Inn located on the Company's Georgia property. The Company anticipates the entire cost of the construction, including furnishings, to be $6.2 million. The remaining costs of $2.3 million will be incurred in fiscal 1997. In anticipation of these costs to be incurred, the Company obtained financing of $3 million subsequent to year end.

(g)  Income Taxes

     The Company utilizes the asset and liability method of accounting for deferred taxes. Deferred income taxes are recognized for the future tax consequences of temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities. Valuation allowances are established when necessary to reduce a deferred tax asset to the amount expected to be realized. Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.
                                      16
(h)  Disclosures about Fair Value of Financial Instruments:

     The amounts recorded in the financial statements for the Company's receivables, payables, and investment in unconsolidated joint ventures are carried at amounts that approximate fair value. Long-term debt is carried at amounts which approximate fair value based on current borrowing rates for loans with similar terms.

(i)  Earnings Per Share

     The weighted average number of shares outstanding is adjusted to recognize the dilutive effect, if any, of outstanding stock options in calculating earnings per share.

(j)  New Accounting Pronouncements

     In March 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed of." This statement is effective for financial statements for fiscal years beginning after December 15, 1995, but was adopted by the Company during fiscal 1996. The effect of the adoption on the consolidated financial statements was not material.

(k)  Reclassifications

     Certain amounts in the 1995 financial statements and notes to consolidated financial statements have been reclassified to conform with the 1996 presentation.

(l)  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 2 - Land Contracts Receivable

     At April 30, 1996, land contracts receivable, arising from sales of lots to individuals and builders, are generally due over periods which range from one to three years and provide for stated interest ranging from 8% to 11.5% per annum. The weighted average stated interest rate of retail land contracts receivable was 10.26% at April 30, 1996. Scheduled principal collections of retail contracts receivable at April 30, 1996 are as follows:

            1997                  $    392,699
            1998                         8,091
            1999                        45,031
                                   -----------
                                  $    445,821
                                   ===========

NOTE 3 - Investment in Joint Ventures

     Rolland Tract

     In 1980, the Company and a former stockholder entered into a development for approximately 192 acres of land in one of the Company's subdivisions. The land (which was purchased by the former stockholder
                                      17
from the Company in 1980) is being developed, marketed and sold to the public by the Company. A portion of the Company's profit on the sale of the land totaling $55,232 has been deferred and is included in deferred profit in the accompanying financial statements. According to the development agreement, earnings and losses are shared equally by the parties. While the day to day events are managed by the Company, the former stockholder shares control in its ability to approve or deny certain transactions. As a result, the Company accounts for its investment in this venture under the equity method. The Company has recognized income from the joint venture of $136,549 and $86,732 for the fiscal years ended 1996 and 1995, respectively.

     Condensed financial information of the Venture as of April 30, 1996 is as follows:

Assets
- - - - ------
            Cash                                 $       7,674
            Land                                       766,549
            Other assets                                 7,547
                                                  ------------
Total                                            $     781,770
                                                  ============

Liabilities and Partners' Capital
- - - - ---------------------------------
            Accounts payable                     $      42,379
            Other liabilities                           11,375
            Partners' capital                          728,016
                                                  ------------
Total                                            $     781,770
                                                  ============

            Results of Operations for the Year ended April 30
            -------------------------------------------------
                                    1996                1995
                                 ---------           --------
Sales                          $   758,550       $    542,515
Cost of sales                     (393,703)          (328,479)
Other income                         3,195             27,289
Other expenses                     (94,944)           (67,861)
                                 ----------           --------
Net earnings                   $   273,098       $    173,464
                                ==========        ===========

     Dunlop Venture

     During fiscal 1995, the Company entered into a joint venture agreement (the "Dunlop Venture") with an independent third party to construct and lease a 168,000 square foot distribution center. The Company has a 50% interest in the venture. During fiscal 1996, the facility was sold to an independent third party for $4.9 million. Subsequent to the sale, the net gain and remaining net assets of the venture were distributed to the venture partners and the venture was effectively dissolved. The Company recognized approximately $492,000 in income in the accompanying consolidated statement of earnings for fiscal 1996 resulting from the operations of the joint venture and the sale of the facility.

     Publix Venture

     Also during Fiscal 1995 the Company entered into a second joint venture (the "Publix Venture") with the same independent third party, as discussed in the Dunlop Venture above, to construct and lease 67,000 square feet of retail space. The Company has a 50% interest in the
                                      18
venture. The independent third party is the managing partner in the venture and is responsible for the day to day activities. Significant transactions, as defined in the agreement, require the approval of the Company. During fiscal 1996, the venture completed construction and entered into a 20 year lease agreement with a grocery store chain for approximately 48,000 square feet. The Company recognized a loss of $63,949 in the accompanying statement of earnings for fiscal year ended April 30, 1996.

     Condensed financial information of the Joint Venture as of April 30, 1996 is as follows:

Assets
- - - - ------
            Cash                         $           15,761
            Land                                    587,000
            Improvements                          4,136,991
            Other assets                              7,074
                                                 ----------
Total                                    $        4,746,826
                                                 ==========

Liabilities and Partners' Deficit
- - - - ---------------------------------
            Accounts payable             $           62,127
            Loans payable                         4,810,598
            Partners' deficit                      (125,899)
                                                 ----------
Total                                    $        4,746,826
                                                 ==========

Results of Operations for the year ended April 30, 1996
- - - - -------------------------------------------------------
            Lease revenue                $          138,174
            Other revenue                            14,987
            Interest expense                       (158,520)
            Commission expense                     ( 48,918)
            Depreciation                           ( 31,229)
            Other expenses                         ( 42,125)
                                                   ---------
            Net loss                     $         (127,631)
                                                   =========

     The results of operations for the fiscal year ended April 30, 1995 are not presented since they are immaterial. The lender of the Publix loans payable has recourse to the other assets of the venture and of the general partner.

     Champion Venture

     Subsequent to year end, the Company entered into a joint venture agreement to construct an industrial building with an independent third party. In exchange for its 50% interest in the joint venture, the Company contributed property with a net book value of approximately $1.9 million. In addition, the Company is a guarantor on a $10.3 million loan to construct the industrial building.

NOTE 4 - Real Estate Held for Development and Sale

     Information with respect to real estate held for development and sale at April 30, 1996 is as follows:




                                      19
     Land developed and under development:
               Land fully developed           $   5,894,184
               Land under development            24,711,123
                                                -----------
                                              $  30,605,307
                                                ===========

     Real estate under contract for sale:
               Lot sales                     $      211,603
               Other land sales                   2,584,501
                                                -----------
                                             $    2,796,104
                                                ===========

     Included in land under development are portions of the properties undergoing development activity which have not reached the stage at which they can be offered for sale.

NOTE 5 - Customers' Deposits

     At April 30, 1996, customers' deposits includes receipts relating to real estate under contract for sale which have not yet been recorded as sales of approximately $238,500, amounts received for refundable country club initiation fees of $1,243,440 and deposits on contracts being negotiated and other miscellaneous deposits of $36,797.

NOTE 6 - Debt

     At April 30, 1996, the company had various note agreements with financial institutions and individuals. These note agreements are summarized as follows:

                                                     April 30, 1996
                                                       Balance

- - - - --------------
         Term notes payable to Bank (A)               $ 11,885,143
         Note payable to a Stockholder (B)                 492,181
         Development notes payable to a Bank (C)         3,003,925
         Other notes payable (D)                         4,283,564
                                                        ----------
                                                      $ 19,664,813
                                                        ==========

(A) In December 1995, the Company modified its loan agreement with a Bank, involving its Georgia operations. One loan, for $5,000,000 is collateralized by a first mortgage on the golf course and country club. The terms of the note call for monthly payments totaling $250,000 per year, with the remaining balance due June 10, 1997. The current agreement provides for interest on this loan to be paid at the Bank's prime rate + 2%. The Bank's prime rate at April 30, 1996 was 8.25%. The other loan for $ 8,500,000, is collateralized by first mortgages on substantially all of the undeveloped land in the Company's Georgia project and certain contracts receivable. Upon the sale of secured property, release prices, which vary with the development, reduce the principal balance on this loan. As secured properties are developed by the Company, the Company has been able to secure development loans from other lenders in an amount sufficient to pay the release price and all development costs. The modified current agreement provides for interest on this loan to be paid at the Bank's prime rate plus 1.5%. The balance on this loan expires on December 10, 1996, when the remaining balance becomes due upon demand. Management of the Company anticipates the terms to be extended on or before December 10, 1996. The failure of this lender to extend the Company's loans, or the failure of the Company to
                                      20
     obtain replacement financing, could have a material adverse affect on the Company's financial condition. Based upon the Company's relationship with its lender, management believes this debt will be extended, as it has been in the past.

(B) On April 24, 1986, Killearn Properties, Inc. of Georgia, a wholly-owned subsidiary of the Company, purchased approximately 2,600 acres of real estate in Henry County, Georgia from two individuals. One of the individuals was an unrelated third party. The other individual is the President of the Company. In connection with this purchase, the Company gave a note to the related party in the approximate amount of $1,764,000, bearing annual interest at prime rate plus 1%.
     The prime rate at April 30, 1996 was 8.25%. The Company made principal payments and incurred interest expense to the related party during each of the two years ended April 30 as follows:

              Year           Principal                Interest
              ----           ---------                --------
              1996           $ 109,758               $  55,018
              1995             187,617                  74,982

(C) The Company normally borrows its development loans for its Georgia properties from a bank. The approximate balance of such loans at April 30, 1995 was $4.2 million and at April 30, 1996 was $3 million. The terms of such loans require interest at the bank's prime rate plus 1.5% or 2%. The bank's prime rate on April 30, 1996 was 8.25%. The principal reduction of these loans is from lot release prices which vary with the development. Normally, the loan is due one year from the date of the loan and is extended for one year, if necessary.

(D) The Company has other notes payable, which are due in various installments through 2001 and bear interest at 7.75% to 12% at April 30, 1996. Maturities of debt outstanding at April 30,
     1996 follow:

            Fiscal Years of Maturity                Amount
            ------------------------                ------
                    1997                      $    11,540,448
                    1998                            6,456,878
                    1999                            1,175,653
                    2000                               93,203
                    2001                               90,673
                 Thereafter                           307,958
                                                -------------
                                              $    19,664,813
                                                =============

     Substantially all of the Company's assets are mortgaged or pledged as collateral for its indebtedness. Most of the agreements with the lenders provide that the Company will not declare or pay dividends to its stockholders.

NOTE 7 - Liability for Improvements

     On partially developed lots, the Company is obligated to
complete the land improvements on various specified dates.   A
portion of the funds received from the sale of partially developed lots was deposited in improvement trust funds and may only be used for completing the improvements on these lots. Under the agreement with the Leon County Commission and the Division of Florida Land Sales, a monthly deposit is required to be made to the fund in the amount of 16% of related principal collections. The cash balance in the fund at April 30, 1996 was $164,127.
                                      21
     The total cost to complete the improvements to tracts from which sales have been made is estimated to be $460,000 at April 30, 1996, which pertains to lots and land previously sold. The Company has deferred recognition of $394,064 of revenue from the sale of lots and land for the uncompleted improvements which are included in the accompanying consolidated balance sheets in deferred income.

     The Company is required to provide improvements in settlement of litigation (see Note 11) regarding future Government permits for assets sold in its Florida sale. The estimated $525,429 cost of these improvements is included in the accompanying balance sheet.

     Anticipated expenditures for land improvements to complete all of the areas from which sales have been made through April 30, 1996 are expected to be incurred in the year ending April 30, 1997. These anticipated expenditures do not include any future expenditures on new communities or areas in existing communities which have not yet been offered for sale.

NOTE 8 - Income Taxes

     The Company had net operating loss carryforwards for state income tax purposes of $7,626,356 and $8,416,792 at April 30, 1996 and April 30, 1995, respectively. The state net operating loss carryforwards expire in years 2002 through 2010. The Company has recorded a deferred tax liability for the expected reversal of the taxable temporary differences. For financial reporting purposes, a valuation allowance has not been recognized to offset the deferred tax asset related to the net operating loss carryforwards.

     The provision for income taxes consists of the following:

Income taxes                       1996               1995

        Current             $    1,289,010     $   440,581
        Deferred                  (624,114)        (60,077)
                                 ----------       ---------
        Total provision     $      664,896     $   380,504
                                 =========         ========
     Significant components of the Company's deferred tax liability as of April 30, 1996 and April 30, 1995 are as follows:

Tax effect of                            1996               1995
    Net Operating Loss
    Carryforwards                  $  (464,715)      $    (505,007)
    Taxable Temporary Differences:
      Differences in the timing
       of Profit Recognition of
       Sale of Real Estate             914,138             239,734
    Differences in Bases of Land     5,111,353           6,424,494
    Depreciation                       461,363             527,886
    Deferred Compensation             (699,445)           (646,245)
    Other                              (50,497)           (144,552)
                                     ---------           ----------
      Net Deferred Tax Liability   $ 5,272,197       $   5,896,310
                                     =========           =========

     Deferred tax expenses results from timing differences in the recognition of certain items for tax and financial reporting purposes.

     The difference between the total income tax expense and the amount computed by applying the U.S. federal statutory tax rate to pre-tax income was not material.

                                      22
NOTE 9 - Employee Benefit Plans

     During Fiscal 1994, the Company adopted a 401(k) Retirement Plan. The plan allows substantially all full time employees to make voluntary contributions from their earnings, and provides for discretionary contributions by the Company. Contributions by the Company for the years ended April 30, 1996 and 1995 were $1,778 and $ 52,873, respectively.

     The Company has a defined contribution employee profit-sharing plan (covering all full-time employees) which provides for discretionary contributions by the Company based on its consolidated net earnings. The Company contributed $53,960 for the year ended April 30, 1996 and $7,043 for the year ended April 30, 1995.

     On June 21, 1982, the Board of Directors entered into a long-term employment agreement (Agreement) with the President of the Company. On April 24, 1992, the Board extended the Agreement for an additional 5 years. The Agreement calls for salary payments initially totaling approximately $120,000 per year plus bonuses not to exceed $80,000 per year, adjusted annually for increases or decreases in the Consumer Price Index. Subsequent to retirement, the President is to receive retirement income (as defined), adjusted annually for cost of living changes, for the remainder of his life with a guarantee of ten years of such retirement income. The unfunded accumulated retirement obligation was $1,831,002 and $1,605,226 at April 30, 1996 and 1995, respectively, and is included in accounts payable and other accrued expenses on the accompanying consolidated balance sheet. The net pension cost recognized during fiscal years ended April 30, 1996 and 1995 was $140,000 and $35,000, respectively. The weighted average assumed discount rate used to measure the accumulated post retirement obligation was 8.12% for the years ended April 30, 1996 and 1995.

     The Board also agreed to a retirement plan for two key employees of the Company. The required payments to the employees are being funded by the purchase of insurance.

NOTE 10 - Stock Options

     The Company has a Stock Option Plan which provided for issuance of shares to employees at prices not less than the fair market value on dates of grant (not less than 110% of fair market value for options granted to persons owning 10% or more of the Company's common stock.)

     The Company granted 25,000 stock options to certain employees at an exercise price of $5.125 per share, all of which expired during the current fiscal year. There were no stock options exercised or granted under the plan for years ended April 30, 1996 and 1995.

     On April 24, 1992, the Board of Directors issued a five year non-qualified option to the President of the Company to purchase 100,000 shares of the Company's stock for $3.60, which was 10% above the market value on such date. These options were the only remaining options outstanding at April 30, 1996.

NOTE 11 - Commitments and Contingencies

     In fiscal 1994 the First District Court of Appeals, in Florida, issued a Final Order in the Company's lawsuit with the Department of Community Affairs, State of Florida, regarding most of the Company's undeveloped property in Florida. Among other things, the court ruled that sanitary sewer had to be extended to some properties that had been sold and developed by other developers. As of April 30, 1996 the
                                      23
estimated cost is $525,429, which is included in the accompanying balance sheet, and is expected to be incurred over the next two fiscal years.

     The Company is a party to certain other legal proceedings, in the ordinary course of business. In the opinion of management, none of these proceedings should have a material adverse effect upon the Company.

     The Company is the general partner in various joint ventures (see Note 3). As the general partner, the Company may be liable for certain deficiencies which arise in meeting the terms of loan obligations incurred by the these partnerships and for operating expenses and other liabilities incurred by these partnerships in the ordinary course of business. It is the opinion of management that the Company does not have any exposure related to these partnerships which should be reflected in the accompanying financial statements.

     The Company remains obligated on two notes that were assumed by the purchaser referred to in Note 12 below. The balance of such debt at April 30, 1996 was $90,374.

NOTE 12 - Sale of Florida Properties

     On November 14, 1993, the Company entered into two agreements to sell substantially all of its Florida assets to Capital First, Inc., whose parent company subsequently became a shareholder of the Company, for approximately $25.7 million. As of April 30, 1996, approximately $25.0 million of the sale closed, with the purchaser assuming approximately $9.2 million of the Company's debt, on which the Company remains liable; issuing notes to the Company, secured by a second mortgage on most of the assets purchased, totaling approximately $8.1 million; and paying approximately $7.7 million in cash. The notes are payable to the Company over the next 3 years and bear interest at 7% and 10% per annum. The amount of the notes due the Company at April 30, 1996 was $6.6 million, which is included in notes receivable in the accompanying consolidated balance sheet. The remaining $700,000 of the sale is scheduled to be closed during fiscal 1997, for cash. The Company's cost of the assets sold, and to be sold, is approximately $18.9 million. The resulting gross profit is being reported by the Company on the installment method over 5 fiscal years, beginning with fiscal 1994.

At April 30, 1996, there remains approximately $1.7 million of gross profit to be recognized over the next 3 years as cash is collected.

     The Company's second mortgage is subordinate to a first mortgage, which the Company has guaranteed payment, referred to above. The loan is collateralized by land sold in the sale of Florida assets, and the loan agreement expires June 30, 1997, when the balance becomes due. The balance of the first mortgage at April 30, 1996 was $90,374.

NOTE 13 - Subsequent Event - Offer for Treasury Stock Purchase

     Subsequent to fiscal year end, the Company's second largest shareholder proposed to the Company a transaction pursuant to which the Company would transfer certain of its assets and liabilities to a newly-formed wholly owned subsidiary, and subsequently transfer all of the capital stock of the subsidiary to J.T. Williams, Jr., the Company's Chairman of the Board and Chief Executive Officer, in exchange for 551,321 shares of Common Stock owned by Mr. Williams and the cancellation of his option to purchase an additional 100,000 shares of Common Stock (see Note 10). The assets proposed to be transferred are comprised principally of the Eagle's Landing Golf Course and Country
                                  24
Club, the Inn at Eagle's Landing, approximately 250 acres of commercial and industrial real estate, land sufficient to construct an additional nine hole golf course, the Company's interest in certain joint ventures (see Note 3) and approximately $2 million cash. The assets would be transferred subject to approximately $7 million in liabilities. If consummated, the transaction would be given effect as of May 1, 1996. It is a condition to consummation of the proposed transaction that the holders of a majority of the outstanding Common Stock of the Company, other than shares held by J.T. Williams, Jr., approve the transaction.

     The proposed transaction is being reviewed by the Company's Board of Directors, which has engaged an independent firm to render an opinion as to the fairness of the transaction, from a financial point of view, to the shareholders of the Company other than Mr. Williams. If the Board of Directors approves the proposed transaction, the transaction will be submitted to the shareholders of the Company for approval at the annual meeting of shareholders scheduled to be held in September 1996.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS AND
ACCOUNTING AND FINANCIAL DISCLOSURE.

     During the current fiscal year the Company engaged Coopers & Lybrand, L.L.P. as independent accountants to audit the Company's financial statements for the fiscal year ending April 30, 1996 and elected not to renew the engagement of the Company's previous independent accountants, BDO Seidman, L.L.P. No adverse opinions or disclaimers of opinion were given by BDO Seidman, L.L.P. during the fiscal years ended April 30, 1993, 1994, or 1995, nor were there any of their opinions qualified as to uncertainty, audit scope, or accounting principle, during the time BDO Seidman, L.L.P. was engaged. There was no disagreement of any nature between the Company and BDO Seidman, L.L.P. This decision was approved by the Company's Audit Committee and Board of Directors.

PART III

ITEM 9. DIRECTORS AND EXECUTIVE OFFICERS OF THE ISSUER

Executive Officers of the Company

     Information with respect to the Company's executive officers as of April 30, 1996 is as follows:

Name                Age       Position                   Held Since
- - - - ----               -----      --------                   ----------
J.T. Williams, Jr.  63     Pres. & Chmn. of the Bd.         1970
David K. Williams   36     Executive Vice Pres. and Scty.   1994

     All executive officers of the Company serve at the pleasure of the Company's Board of Directors, with the exception of J.T.
Williams, Jr., who is employed by the Company pursuant to an employment agreement.

     J.T. Williams, Jr. has been employed by the Company in various executive capacities since 1964 and has been President of the Company since September 1970. Mr. Williams is a certified public accountant.

     David K. Williams has been Executive Vice President of the Company since May 1994. Mr. Williams has been employed by the Company since June 1983. He served as Vice President of Construction and Development from January 1987 until June 1989 and as President of Florida Operations from June 1989 until 1994. Mr. Williams is the son of J.T. Williams, Jr.


                                      25
     The information required by this Item 9 concerning the Directors of the Company will be contained in the Company's 1996 definitive proxy material to be filed with the Securities and Exchange Commission and is incorporated herein by this reference.

ITEM 10.   EXECUTIVE COMPENSATION

     The information required by this Item 10 will be contained in the Company's 1996 definitive proxy material to be filed with the Securities and Exchange Commission and is incorporated herein by this reference.

ITEM 11. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND
MANAGEMENT

     The information required by this Item 11 will be contained in the Company's 1996 definitive proxy material to be filed with the Securities and Exchange Commission and is incorporated herein by this reference.

ITEM 12. CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     The information required by this Item 12 will be contained in the Company's 1996 definitive proxy material to be filed with the Securities and Exchange Commission and is incorporated herein by this reference.

ITEM 13. EXHIBITS AND REPORTS ON FORM 8-K

     (a) The following documents are filed as part of this Annual Report on Form 10-KSB:

1. Financial Statements. The following financial statements are included in Item 7 hereof:

     1.   Reports of Independent Certified Public Accountants

     2.   Consolidated Balance Sheet of the Company as of April 30,
1996

     3. Consolidated Statements of Earnings for the fiscal years ended April 30, 1996 and 1995

     4.   Consolidated Statements of Changes in Stockholders'
Equity for the fiscal years ended April 30, 1996 and 1995

     5. Consolidated Statements of Cash Flows for the fiscal years ended April 30, 1996 and 1995

     6.   Notes to Consolidated Financial Statements

2.   Exhibits.

     See Exhibit Index, below.
          (b)  Reports on form 8 - K
               No reports on Form 8-K were filed during the fourth quarter of fiscal 1996.

SIGNATURES

     Pursuant to the requirements of Section 13 or 15 (d) of the Securities and Exchange Act of 1934, the Issuer has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.





                                      26
                                     KILLEARN PROPERTIES, INC.

Date:    July 26, 1996               By:/s/ J.T. Williams, Jr.
                                        J.T. Williams, Jr.,
                                        Chairman of the Board
                                        and President

     Pursuant to the requirements of the Securities and Exchange
Act of 1934, this Report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the date indicated.

DATE:    July 26, 1996               /s/ J. T. Williams, Jr.
                                     J.T. WILLIAMS, JR.,
                                     Chairman of the Board
                                     and President


DATE:    July 26, 1996               /s/ Don Fuqua
                                     DON FUQUA, Director

DATE:    July 26, 1996               /s/ Mallory E. Horne
                                     MALLORY E. HORNE, Director

DATE:    July 26, 1996               /s/ Melvin L. Pope, Jr.
                                     MELVIN L. POPE, JR., Director

DATE:    July 26, 1996               /s/ Peter Redmon
                                     PETER REDMON, Director

DATE:    July 26, 1996               /s/ David K. Williams
                                     DAVID K. WILLIAMS, Director
                                     and Executive Vice President
                                     (Principal Financial
                                     Accounting Officer)


                          EXHIBIT INDEX

                            Page No. or Incorporated by Reference
Exhibit No.    Description         to the Document Listed Below

   (3)    Articles of Incor-
          poration as                        1981 Form 10-K
          amended and Bylaws of
          the Company

 (10.1)   Executive Compensation
          Plan and Arrangements

(10.1)(a) Employee Profit Sharing Plan       1974 Form 10-K

(10.1)(b) Employment Agreement dated as of   1982 Form 10-K
          July 7, 1982 by and between the
          Company and J.T. Williams, Jr.

(10.1)(c) Modification of Employment         1992 Form 10-K
          Agreement by and between the
          Company and J.T. Williams,Jr.,
          dated April 24, 1992

(10.1)(d) 1992 Incentive Stock Option Plan   1994 Form 10-K
          for Employees

(10.2)    Promissory notes dated May 1,      1992 Form 10-K
          1991 from the Company to J.T.
          Williams, Jr.

(10.3)    Agreement to Purchase and Sell     Report on Form 8-K
          between the Company and Capital    dated November 22,
          First Inc.                         1993

                                      27
(10.4)    Loan Modification dated July 19,   1994 Form 10-K
          1994 between First Union Bank of
          Georgia and Killearn Properties, Inc.

(10.5)    Loan Agreement dated July 19,      1994 Form 10-K
          1994 between First Union Bank
          of Georgia and Killearn Properties,
          Inc. for $5,000,000

(13)      Annual Report to Shareholders for  1996 Form 10-K
          the fiscal year ended April 30,
          1996

(22)      Subsidiaries of the Company        1994 Form 10-K






                                      28





























                              PROXY

                    KILLEARN PROPERTIES, INC.
      100 EAGLE'S LANDING WAY, STOCKBRIDGE, GEORGIA  30281
   THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

     The undersigned holder of shares of Common Stock of KILLEARN PROPERTIES, INC., a Florida corporation (the "Company"), hereby appoints J.T. Williams, Jr. and David K. Williams and each or either of them, the proxy or proxies of the undersigned, with full power of substitution to such proxy and substitute, to vote all shares of Common Stock of the Company which the undersigned is entitled to vote at the Annual Meeting of Shareholders of the Company to be held on September ___, 1996, at 10:00 A.M., local time, at Eagle's Landing Country Club, 100 Eagle's Landing Way, Stockbridge, Georgia, and at any adjournments or postponements thereof, with authority to vote said Common Stock on the matters set forth below:

     The shares of Common Stock represented by this Proxy will be voted in the manner directed herein by the undersigned shareholder, who shall be entitled to one vote for each share of Common Stock held. If no direction is made, this Proxy will be voted for each item listed below.

     The Board of Directors recommends a vote FOR each proposal.

     1. TO APPROVE AND ADOPT THE AGREEMENT DATED AS OF AUGUST 1, 1996, BETWEEN THE COMPANY AND J.T. WILLIAMS, JR. (THE "AGREEMENT), AND TO AUTHORIZE SUCH FURTHER ACTIONS BY THE BOARD OF DIRECTORS AND PROPER OFFICERS AS THEY, IN THEIR DISCRETION, DEEM TO BE NECESSARY OR DESIRABLE TO CARRY OUT THE OBJECTS, INTENTS AND PURPOSES OF THE AGREEMENT.

          [  ]  FOR       [  ]  AGAINST    [  ]  ABSTAIN

     2.   ELECTION OF DIRECTORS.  Election of Melvin L. Pope, Jr.
          and Mark A. Conner as Directors of the Company.

          [  ]   FOR nominees listed above, except vote withheld
          from the following nominee (if any)



          OR [ ] WITHHOLD AUTHORITY to vote for nominees listed above.

     3. In their discretion, upon such other business as may be properly brought before the meeting and each adjournment thereof.





                                   KILLEARN PROPERTIES, INC.

THIS PROXY WILL BE VOTED AS SPECIFIED, IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR EACH OF THE MATTERS MENTIONED.


                                   Dated:__________________, 1996




                                                (Signature)



                                                (Signature)


                                   Note: Please sign your name
                                   exactly as it appears on the
                                   left.  Executors,
                                   administrators, trustees,
                                   guardians, corporate officers,
                                   attorneys and agents should
                                   give their full titles and
                                   submit evidence of appointment
                                   unless previously furnished to
                                   the Company or its transfer
                                   agent.  All joint owners should
                                   sign.


                                   PLEASE SIGN, DATE AND RETURN
                                   THIS PROXY USING THE ENCLOSED
                                   ENVELOPE. YOUR PROMPT ATTENTION
                                   WILL BE APPRECIATED.